UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-21944
                                                    -----------

                      First Trust Exchange-Traded Fund II
         -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         -------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         -------------------------------------------------------------
                    (Name and address of agent for service)

       registrant's telephone number, including area code: (630) 765-8000
                                                           ---------------

                     Date of fiscal year end: September 30
                                             --------------

                  Date of reporting period: September 30, 2011
                                           --------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


FIRST TRUST


First Trust Exchange-Traded Fund II
---------------------------------------------------------------------


     First Trust STOXX(R) European Select Dividend Index Fund

     First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund

     First Trust Dow Jones Global Select Dividend Index Fund

     First Trust ISE Global Wind Energy Index Fund

     First Trust ISE Global Engineering and Construction
     Index Fund

     First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure
     Index Fund

     First Trust ISE Global Copper Index Fund

     First Trust ISE Global Platinum Index Fund

     First Trust BICK Index Fund

     First Trust NASDAQ CEA Smartphone Index Fund

     First Trust NASDAQ Global Auto Index Fund

     First Trust ISE Cloud Computing Index Fund


----------------------
    Annual Report
  September 30, 2012
----------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                      First Trust Exchange-Traded Fund II
                               September 30, 2012


Shareholder Letter...........................................................  2
Market Overview..............................................................  3
Fund Performance Overview
  First Trust STOXX(R) European Select Dividend Index Fund...................  4
  First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund......  6
  First Trust Dow Jones Global Select Dividend Index Fund....................  8
  First Trust ISE Global Wind Energy Index Fund.............................. 10
  First Trust ISE Global Engineering and Construction Index Fund............. 12
  First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund... 14
  First Trust ISE Global Copper Index Fund................................... 16
  First Trust ISE Global Platinum Index Fund................................. 18
  First Trust BICK Index Fund................................................ 20
  First Trust NASDAQ CEA Smartphone Index Fund............................... 22
  First Trust NASDAQ Global Auto Index Fund.................................. 24
  First Trust ISE Cloud Computing Index Fund................................. 26
Notes to Fund Performance Overview........................................... 28
Understanding Your Fund Expenses............................................. 29
Portfolio of Investments
  First Trust STOXX(R) European Select Dividend Index Fund................... 31
  First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund...... 33
  First Trust Dow Jones Global Select Dividend Index Fund.................... 38
  First Trust ISE Global Wind Energy Index Fund.............................. 41
  First Trust ISE Global Engineering and Construction Index Fund............. 43
  First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund... 45
  First Trust ISE Global Copper Index Fund................................... 47
  First Trust ISE Global Platinum Index Fund................................. 48
  First Trust BICK Index Fund................................................ 49
  First Trust NASDAQ CEA Smartphone Index Fund............................... 52
  First Trust NASDAQ Global Auto Index Fund.................................. 54
  First Trust ISE Cloud Computing Index Fund................................. 56
Statements of Assets and Liabilities......................................... 58
Statements of Operations..................................................... 62
Statements of Changes in Net Assets.......................................... 66
Financial Highlights......................................................... 72
Notes to Financial Statements................................................ 78
Report of Independent Registered Public Accounting Firm...................... 88
Additional Information....................................................... 89
Board of Trustees and Officers............................................... 91
Risk Considerations.......................................................... 93
Privacy Policy...............................................................100

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                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund II (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" at the end of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund's portfolio and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the portfolio commentary by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in each Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

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SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               SEPTEMBER 30, 2012


Dear Shareholders:

I am pleased to present you with the annual report for your investment in First Trust Exchange-Traded Fund II.

First Trust Advisors L.P. ("First Trust"), now in our 22nd year, has always believed that staying invested in quality products and having a long-term horizon can help investors reach their financial goals. Like many successful investors, we understand that success in the markets doesn't just happen--it requires a long-term investment perspective through all kinds of markets. Although the markets have continued to be somewhat choppy over the past six months, the equity market is well above the lows it sank to during the recent recession.

The report you hold gives detailed information for the past year about the Funds that comprise the First Trust Exchange-Traded Fund II. It contains each Fund's performance review and financial statements for the period. I encourage you to read this document and discuss it with your financial advisor. A successful investor is also typically a knowledgeable one, as we have found to be the case at First Trust.

First Trust remains committed to being a long-term investor and investment manager and to bringing you quality investment solutions regardless of market ups and downs. We offer a variety of products that could fit many financial plans to help those investors seeking long-term investment success. You may want to talk to your advisor about the other investments First Trust offers that might also fit your financial goals.

First Trust will continue to make available up-to-date information about your investments so you and your financial advisor are current on any First Trust investments you own. We value our relationship with you, and thank you for the opportunity to assist you in achieving your financial goals. I look forward to the remainder of 2012 and to the next edition of your Fund's report.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees of First Trust Exchange-Traded Fund II and Chief Executive Officer of First Trust Advisors L.P.

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MARKET OVERVIEW
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                                 ANNUAL REPORT
                               SEPTEMBER 30, 2012


ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.


Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has 23 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.


STATE OF THE GLOBAL ECONOMY

News out of Europe that the European Central Bank was looking to initiate a bond buying program, with the support of Germany, to help backstop the ongoing debt crisis situation in Greece and a few other EU members was well-received by the markets. Investor fears gradually eased somewhat throughout Q3. The yields on 10-year government bonds issued by Greece, Portugal, Spain and Italy are now well off their recent fear-induced highs. Any further strides toward finding a comprehensive solution to the European debt crisis are likely to have a bullish impact on the global markets, in our opinion.

Aside from the challenges associated with the sovereign debt crisis in Europe, the ability to raise money via the capital markets worldwide is critical to the global growth story. Issuers from the four BRIC countries (Brazil, Russia, India and China) sold $374.5 billion of debt securities year-to-date through August (record amount), up 40% versus the same period last year, according to The Economic Times and Dealogic. Debt issuance from non-BRIC emerging nations totaled $358 billion, up 20% versus the same period last year. For comparative purposes, G8 countries issued debt valued at $2.73 trillion so far this year, down 3% from last year's total. The International Monetary Fund (IMF) has been forecasting for some time the notion that emerging/developing nations are poised to grow two to three times faster than developed nations.

The Blue Chip Economic Indicators survey in September revealed a 2012 U.S. Gross Domestic Product (GDP) forecast of 2.2%. Economists see GDP growth dipping slightly to 2.1% in 2013. Brian Wesbury, Chief Economist at First Trust, is also calling for 2.2% GDP growth in 2012, but is targeting 3.0% for 2013. The strength of the U.S. economy is always noteworthy considering it is still by far the world's largest consumption engine. The IMF recently trimmed its global GDP growth expectations for 2012 from 3.5% to 3.3%. It is looking for 3.9% in 2013. So economists generally do not believe there is any recession in the offing at this time.

GLOBAL MARKETS

Investors poured a net $38.5 billion into International/Global Equity/Hybrid funds in the first nine months of 2012, while liquidating $36.8 billion from U.S. Diversified Equity funds, according to Strategic Insight, LLC. Net inflows into International/Global Equity/Hybrid funds were strong in 2010 ($100.6 billion) and 2011 ($41.5 billion) as well.

For the 12-month period ended September 30, 2012, the MSCI World (ex U.S.) Index and MSCI Emerging Markets Index were up 13.8% (USD) and 16.9% (USD), respectively. The S&P 500 posted a 30.2% gain. With respect to the debt markets, the Barclays Capital Global Aggregate Index and Barclays Capital Global Emerging Markets Index gained 5.1% (USD) and 18.6% (USD), respectively. The Barclays Capital U.S. Aggregate Index was up 5.2%. The U.S. dollar was up 1.8% against a basket of major currencies.

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FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FDD - FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND

First Trust STOXX(R) European Select Dividend Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the STOXX(R) Europe Select Dividend 30 Index (the "STOXX Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FDD." The Fund will normally invest at least 90% of its net assets in non-U.S. common stocks that comprise the STOXX Index or in depositary receipts that may include American Depositary Receipts, Global Depositary Receipts, European Depositary Receipts or other depositary receipts (collectively, the "Depositary Receipts") representing securities in the STOXX Index.

The STOXX Index consists of 30 high dividend-yielding securities selected from the STOXX(R) Europe 600 Index, including secondary lines of those companies (where there are multiple lines of equity capital in a company). The STOXX(R) Europe 600 Index covers 18 European countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Iceland, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The STOXX Index is compiled and maintained by STOXX Limited. In addition, a company must have a non-negative five-year dividend-per-share growth rate and a dividend-to-earnings ratio of 60% or less.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF SEPTEMBER 30, 2012
--------------------------------------------------------------------------------------------------------------------------------
                                                                 AVERAGE ANNUAL                          CUMULATIVE
                                                                  TOTAL RETURNS                        TOTAL RETURNS
                                         1 Year Ended  5 Years Ended  Inception (08/27/07)  5 Years Ended   Inception (08/27/07)
                                           09/30/12       09/30/12        to 09/30/12         09/30/12            to 09/30/12
FUND PERFORMANCE
 NAV                                         7.73%        -12.95%         -12.18%              -50.02%            -48.40%
 Market Price                                8.91%        -12.89%         -12.04%              -49.85%            -47.96%

INDEX PERFORMANCE
 STOXX(R) Europe Select Dividend 30 Index    7.25%        -12.39%         -11.66               -48.39%            -46.82%
 STOXX(R) Europe 600 Index                  17.70%         -5.54%          -4.32               -24.81%            -20.14%
 MSCI Europe Index                          17.31%         -5.72%          -4.47               -25.50%            -20.76%
-------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)


PERFORMANCE REVIEW

The Fund generated a net asset value ("NAV") return of 7.73% during the 12-month period covered by this report. During the same period, the benchmark MSCI Europe Index generated a return of 17.31%. While European stocks generally rallied during the preceding 12 months, the Fund, with its focus on dividends, trailed the benchmark due to its higher weight in Utilities and Telecom stocks. The currency effect of holding assets in foreign currencies was muted during the period, with gains from a stronger Sterling (up +3.7% vs. USD) being offset by weakness from the Euro (down -3.9% vs. USD). The Financials (+14.0% local) and Utilities (+14.0% local) sectors were two of the top-performing sectors, while Telecommunication Services (-2.6% local) was one of the worst-performing sectors. Provident Financial PLC (+45.6% local) and Catlin Group Ltd. (+36.1% local) were two of the top-performing stocks during the period covered by this report. Provident and Catlin both rose during the period on stronger earnings and improving economic conditions in Europe. Amid investment outflows and weaker earnings, Man Group PLC (-42.3% local) and Koninklijke (Royal) KPN N.V. (-34.0% local) were two of the worst-performing stocks during the period covered by this report.


--------
The STOXX(R) Europe Select Dividend 30 Index and the trademark used in the index name are the intellectual property of STOXX Limited, Zurich, Switzerland. The index is used under license from STOXX. The Fund is in no way sponsored, endorsed, sold or promoted by STOXX and/or its licensors and neither STOXX nor its licensors shall have any liability with respect thereto.

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FDD - FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (CONTINUED)

--------------------------------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF SEPTEMBER 30, 2012
--------------------------------------------------------------------------------
                                           % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Financials                                   37.75%
Telecommunication Services                   22.63
Utilities                                    19.09
Industrials                                   9.17
Health Care                                   7.16
Consumer Discretionary                        4.20
                                            -------
      Total                                 100.00%
                                            =======


--------------------------------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2012
--------------------------------------------------------------------------------
                                           % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
RSA Insurance Group PLC                       5.30%
Catlin Group Ltd.                             4.70
Provident Financial PLC                       4.56
Belgacom S.A.                                 4.45
Zurich Insurance Group AG                     4.42
France Telecom S.A.                           4.34
Banco Santander S.A.                          4.31
AstraZeneca PLC                               4.03
SSE PLC                                       3.99
Koninklijke (Royal) KPN N.V.                  3.96
                                            -------
      Total                                  44.06%
                                            =======


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                      AUGUST 27, 2007 - SEPTEMBER 30, 2012

              First Trust STOXX(R) European     STOXX(R) Europe Select       STOXX(R) Europe          MSCI Europe
              Select Dividend Index Fund        Dividend 30 Index            600 Index                Index
              -----------------------------     ------------------------     ---------------          -----------
8/27/07       $10,000                           $10,000                      $10,000                  $10,000
9/30/07        10,323                           $10,304                      $10,622                  $10,636
3/31/08         8,841                             9,039                        9,670                    9,675
9/30/08         5,562                             5,539                        7,333                    7,347
3/31/09         3,201                             3,263                        4,836                    4,846
9/30/09         5,182                             5,275                        7,484                    7,462
3/31/10         5,053                             5,178                        7,600                    7,565
9/30/10         5,133                             5,271                        7,697                    7,658
3/31/11         5,682                             5,844                        8,574                    8,520
9/30/11         4,789                             4,959                        6,786                    6,754
3/31/12         5,151                             5,305                        7,927                    7,877
9/30/12         5,159                             5,319                        7,987                    7,923

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2012

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2007 through September 30, 2012. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                               -----------------------------------------           -----------------------------------------
                                   NUMBER OF DAYS BID/ASK MIDPOINT                      NUMBER OF DAYS BID/ASK MIDPOINT
                                       AT/ABOVE NAV  BELOW NAV
                               -----------------------------------------           -----------------------------------------
                                0.00%-      0.50%-     1.00%-                      0.00%-     0.50%-      1.00%-
FOR THE PERIOD                  0.49%       0.99%      1.99%     >=2.00%           0.49%      0.99%       1.99%     >=2.00%
10/1/07 - 9/30/08                 38          55         74         30               25         12          10          9
10/1/08 - 9/30/09                 34          27         43         84               19         18          15         12
10/1/09 - 9/30/10                 49          28         14         11               57         46          36         11
10/1/10 - 9/30/11                 79          70          5          0               67         28           3          1
10/1/11 - 9/30/12                 85          80         24          2               44         16           0          0

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FFR - FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (the "Fund"), seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE EPRA/NAREIT Developed Index (the "FTSE Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FFR." The Fund will normally invest at least 90% of its net assets in common stocks that comprise the FTSE Index or in Depositary Receipts representing securities in the FTSE Index.

The FTSE Index is compiled and maintained by FTSE International Limited. The FTSE Index is modified market cap weighted based on free float market capitalization and tracks the performance of listed real estate companies or real estate investment trusts ("REITs") in North America, Europe and Asia. The FTSE Index is comprised of the FTSE EPRA/NAREIT North America Series, the FTSE EPRA/NAREIT Europe Series and the FTSE EPRA/NAREIT Asia Series.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF SEPTEMBER 30, 2012
----------------------------------------------------------------------------------------------------------------------------------
                                                                AVERAGE ANNUAL                            CUMULATIVE
                                                                TOTAL RETURNS                           TOTAL RETURNS
                                      1 Year Ended   5 Years Ended   Inception (08/27/07)    5 Years Ended    Inception (08/27/07)
                                        09/30/12       09/30/12          to 09/30/12            09/30/12          to 09/30/12

FUND PERFORMANCE

 NAV                                     30.22%         -3.10%           -1.77%                 -14.55%             -8.68%
 Market Price                            31.24%         -3.18%           -1.76%                 -14.90%             -8.65%

INDEX PERFORMANCE

 FTSE EPRA/NAREIT Developed Index        30.59%         -2.20%           -0.86%                 -10.52%             -4.32%
 S&P Global REIT Index                   28.80%         -1.85%           -0.73%                  -8.94%             -3.65%
 MSCI World REIT Index                   29.60%         -2.79%           -1.52%                 -13.21%             -7.53%
----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

The Fund generated an NAV return of 30.22% during the 12-month period covered by this report. During the same period, the benchmark S&P Global REIT Index generated a return of 28.80%. The currency effect of holding assets in foreign currencies was muted during the period, with gains from a stronger Australian and Canadian Dollar being offset by weakness from the Euro (down -3.9% vs. USD). On the heels of a more favorable investment environment for REITs, along with strong earnings, Simon Property Group, Inc. (+42.1%) and Westfield Group (+38.3% local) were two of the top-performing stocks during the period covered by this report. Hong Kong-based REITs were some of the top-performing (+42.4% local), while U.S.-based REITs also performed quite well (+32.4%). Nieuwe Steen Investments N.V. (-34.5% local) and IVG Immobilien AG (-27.3% local) were two of the worst-performing stocks during the period covered by this report.


----------------------------
The FTSE EPRA/NAREIT Developed Index is calculated by FTSE International Limited ("FTSE"). FTSE does not sponsor, endorse or promote the First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund. All copyright in the index values and constituent list vests in FTSE and/or its licensors. First Trust and the Fund have obtained full license from FTSE to use such copyright in the creation of the First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund. "FTSE(R)", "FT-SE(R)" and "Footsie(R)" are trademarks jointly owned by the London Stock Exchange Plc and the Financial Times Limited and are used by FTSE under license. "NAREIT(R)" is the trademark of the National Association of Real Estate Investment Trusts and "EPRA(R)" is the trademark of the European Public Real Estate Association and are used by FTSE under license.

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FFR - FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX
      FUND(CONTINUED)

--------------------------------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF SEPTEMBER 30, 2012
--------------------------------------------------------------------------------


                                           % OF TOTAL
SECTOR                                LONG-TERM INVESTMENTS
Financials                                    99.93%
Health Care                                    0.07
                                             -------
      Total                                  100.00%
                                             =======

--------------------------------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2012
--------------------------------------------------------------------------------


                                           % OF TOTAL
 SECURITY                             LONG-TERM INVESTMENTS
 Simon Property Group, Inc.                    4.95%
 Sun Hung Kai Properties Ltd.                  3.05
 Westfield Group                               2.58
 Mitsubishi Estate Co., Ltd.                   2.12
 HCP, Inc.                                     2.03
 Ventas, Inc.                                  1.95
 Unibail-Rodamco SE                            1.93
 Public Storage                                1.89
 Mitsui Fudosan Co., Ltd.                      1.87
 Equity Residential                            1.84
                                            --------
      Total                                   24.21%
                                            ========

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                      AUGUST 27, 2007 - SEPTEMBER 30, 2012

              First Trust FTSE EPRA/NAREIT
              Developed Markets Real            FTSE EPRA/NAREIT      S&P Global        MSCI World
              Estate Index Fund                 Developed Index       REIT Index        REIT Index
              ------------------------------    ----------------      ----------        ----------
8/27/07       $10,000                           $10,000               $10,000           $10,000
9/30/07        10,686                           $10,693               $10,581           $10,656
3/31/08         9,012                             9,057                 9,112             9,061
9/30/08         7,443                             7,420                 7,905             7,901
3/31/09         3,849                             3,909                 3,762             3,678
9/30/09         6,500                             6,645                 6,368             6,086
3/31/10         7,022                             7,212                 6,985             6,578
9/30/10         7,636                             7,868                 7,608             7,124
3/31/11         8,314                             8,606                 8,557             8,108
9/30/11         7,012                             7,327                 7,481             7,136
3/31/12         8,517                             8,881                 9,050             8,602
9/30/12         9,131                             9,568                 9,636             9,248


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2012 The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2007 through September 30, 2012. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                        ------------------------------------------              ------------------------------------------
                             NUMBER OF DAYS BID/ASK MIDPOINT                          NUMBER OF DAYS BID/ASK MIDPOINT
                                     AT/ABOVE NAV                                               BELOW NAV
                        ------------------------------------------              ------------------------------------------
                         0.00%-      0.50%-     1.00%-                         0.00%-     0.50%-      1.00%-
FOR THE PERIOD           0.49%       0.99%      1.99%     >=2.00%              0.49%      0.99%       1.99%      >=2.00%
10/1/07 - 9/30/08          58          63         48         11                  35         21          12           5
10/1/08 - 9/30/09          44          48         40         49                  16         17          12          26
10/1/09 - 9/30/10         109          64         14          9                  32         22           2           0
10/1/10 - 9/30/11         154          31          1          0                  57         10           0           0
10/1/11 - 9/30/12         123          21          0          0                 104          3           0           0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FGD - FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND

First Trust Dow Jones Global Select Dividend Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dow Jones Global Select Dividend Index(SM) (the "Select Dividend Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FGD." The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Select Dividend Index or in Depositary Receipts representing securities in the Select Dividend Index.

The Select Dividend Index is an indicated annual dividend yield weighted index of 100 stocks selected from the developed-market portion of the Dow Jones World Index(SM). Indicated annual dividend yield is a stock's unadjusted indicated annual dividend (not including any special dividends) divided by its unadjusted price. The Index is compiled and maintained by Dow Jones & Company, Inc. The Index universe consists of all dividend-paying companies in the Dow Jones World Developed Index which are subject to eligibility screens for dividend quality and liquidity before being selected for inclusion in the Index.

--------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF SEPTEMBER 30, 2012
--------------------------------------------------------------------------------------------------------------
                                                                       AVERAGE ANNUAL          CUMULATIVE
                                                                       TOTAL RETURNS         TOTAL RETURNS
                                                      1 Year Ended  Inception (11/21/07)  Inception (11/21/07)
                                                        09/30/12        to 09/30/12           to 09/30/12
FUND PERFORMANCE
 NAV                                                     17.58%            0.07%                 0.32%
 Market Price                                            18.28%            0.06%                 0.31%

INDEX PERFORMANCE
 Dow Jones Global Select Dividend Index(SM)              16.75%            0.17%                 0.84%
 Dow Jones World Developed Markets Index(SM)             21.66%           -0.50%                -2.38%
 MSCI World Index                                        21.59%           -1.09%                -5.19%
--------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

The Fund generated an NAV return of 17.58% during the 12-month period covered by this report. During the same period, the benchmark MSCI World Index generated a return of 21.59%. Despite a 26% weight in Euro-denominated assets and a depreciating Euro (-3.9% vs. USD), the currency effect in the Fund was still positive. A strong Australian dollar (+7.4% vs. USD), and a stronger Sterling (up +3.7% vs. USD), were the main contributors to the positive currency effect in the Fund. The Financials (+31.1% local) and Industrials (+19.2% local) sectors were two of the top-performing sectors, while the Consumer Staples (-8.9% local) and Information Technology (-13.0% local) sectors were two of the worst-performing sectors. Shimao Property Holdings Ltd. (+89.4% local) and Telecom Corp. of New Zealand Ltd. (+30.5% local) were two of the top-performing stocks during the period covered by this report. Mobistar S.A. (-36.8% local) and Billabong International Ltd. (-50.7% local) were two of the worst-performing stocks during the period covered by this report.


--------
Dow Jones and Dow Jones Global Select Dividend Index(SM) are trademarks of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by First Trust and the Fund. The Fund, based on the Dow Jones Global Select Dividend Index(SM), is not sponsored, endorsed, sold or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of trading or investing in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FGD - FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX
      FUND (CONTINUED)

--------------------------------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF SEPTEMBER 30, 2012
--------------------------------------------------------------------------------
                                           % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Telecommunication Services                   23.17%
Financials                                   21.81
Utilities                                    15.17
Industrials                                  12.85
Consumer Discretionary                        7.79
Energy                                        5.08
Consumer Staples                              3.93
Materials                                     3.87
Health Care                                   3.47
Information Technology                        2.86
                                            -------
      Total                                 100.00%
                                            =======


--------------------------------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2012
--------------------------------------------------------------------------------
                                           % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Telecom Corp. of New Zealand Ltd.             2.29%
Shimao Property Holdings Ltd.                 2.26
RWE AG                                        2.09
Cable & Wireless Communications PLC           1.92
ProSiebenSat.1 Media AG                       1.65
Telstra Corp. Ltd.                            1.61
NCC AB, Class B                               1.57
Peab AB                                       1.49
Hays PLC                                      1.48
StarHub Ltd.                                  1.46
                                            -------
      Total                                  17.82%
                                            =======


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                     NOVEMBER 21, 2007 - SEPTEMBER 30, 2012

               First Trust Dow Jones Global   Dow Jones Global Select   Dow Jones World Developed   MSCI World
               Select Dividend Index Fund     Dividend Index(R)         Markets Index(R)            Index
               ----------------------------   -----------------------   -------------------------   ----------
11/21/07       $10,000                        $10,000                   $10,000                     $10,000
3/31/08          9,345                          9,362                     9,379                       9,378
9/30/08          7,028                          6,925                     7,816                       7,815
3/31/09          4,375                          4,380                     5,416                       5,385
9/30/09          7,857                          7,873                     7,765                       7,636
3/31/10          8,160                          8,200                     8,381                       8,204
9/30/10          8,669                          8,709                     8,372                       8,152
3/31/11          9,654                          9,711                     9,611                       9,308
9/30/11          8,533                          8,637                     8,023                       7,798
3/31/12          9,652                          9,683                     9,642                       9,360
9/30/12         10,033                         10,084                     9,761                       9,482

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2012

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period November 27, 2007 (commencement of trading) through September 30, 2012. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                              ------------------------------------------        ------------------------------------------
                                   NUMBER OF DAYS BID/ASK MIDPOINT                    NUMBER OF DAYS BID/ASK MIDPOINT
                                            AT/ABOVE NAV                                          BELOW NAV
                              ------------------------------------------        ------------------------------------------

                               0.00%-      0.50%-     1.00%-                        0.00%-     0.50%-      1.00%-
FOR THE PERIOD                 0.49%       0.99%      1.99%    >=2.00%              0.49%      0.99%       1.99%     >=2.00%
11/27/07 - 9/30/08               21          22         54       69                   17          6          12          12
10/1/08 - 9/30/09                22          33         59       71                   17         12          22          16
10/1/09 - 9/30/10               129          53          8        3                   47         11           1           0
10/1/10 - 9/30/11               109          82          1        0                   52          7           2           0
10/1/11 - 9/30/12               160          51          0        0                   35          5           0           0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FAN - FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND

First Trust ISE Global Wind Energy Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Global Wind Energy(TM) Index (the "ISE Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FAN." The Fund will normally invest at least 90% of its net assets (plus any borrowings for investment purposes) in common stocks that comprise the ISE Index or in Depositary Receipts representing securities in the ISE Index.

The ISE Index was developed and is owned by the International Securities Exchange, LLC. The ISE Index provides a benchmark for investors interested in tracking public companies throughout the world that are active in the wind energy industry based on analysis of the products and services offered by those companies.

-------------------------------------------------------------------------------------------
PERFORMANCE AS OF SEPTEMBER 30, 2012
-------------------------------------------------------------------------------------------
                                                    AVERAGE ANNUAL          CUMULATIVE
                                                    TOTAL RETURNS         TOTAL RETURNS
                                 1 Year Ended    Inception (06/16/08)  Inception (06/16/08)
                                   09/30/12          to 09/30/12           to 09/30/12
FUND PERFORMANCE
 NAV                                -16.14%           -28.55%               -76.36%
 Market Price                       -15.91%           -28.64%               -76.50%

INDEX PERFORMANCE
 ISE Global Wind Energy(TM) Index   -15.75%           -27.90%               -75.42%
 Russell 3000(R) Index               30.20%             3.66%                16.68%
 MSCI World Index                    21.59%            -0.40%                -1.72%
-------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

The Fund generated an NAV return of -16.14% during the 12-month period covered by this report. During the same period, the benchmark MSCI World Index generated a return of 21.59%. Despite a 40% weight in Euro-denominated assets and a depreciating Euro (-3.9% vs. USD), the currency effect in the Fund was somewhat muted. A strong Australian dollar (+7.4% vs. USD) was the main offset to the weaker Euro, helping to buoy the overall currency effect in the Fund. In general, the companies in the Fund have faced headwinds over the last several quarters, as European economic conditions have wavered (62% of holdings are based in Europe), fiscal budgets have tightened (lowering subsidies available to wind investments), and competing fuel sources such as oil and natural gas have lowered in price, reducing the competitive advantage of wind power. Japan Wind Development Co., Ltd. (+37.0% local) and Infigen Energy (+15.2% local) were two of the top-performing stocks during the period covered by this report. Vestas Wind Systems A/S (-54.6% local) and China WindPower Group Ltd. (-45.1% local) were two of the worst-performing stocks during the period covered by this report.


--------
"International Securities Exchange(R)", "ISE(R)" and "ISE Global Wind Energy(TM) Index" are trademarks of the International Securities Exchange(R) and have been licensed for use for certain purposes by First Trust. The Fund, based on the ISE Global Wind Energy(TM) Index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange(R) and the International Securities Exchange(R) makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FAN - FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND (CONTINUED)

--------------------------------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF SEPTEMBER 30, 2012
--------------------------------------------------------------------------------
                                           % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Utilities                                    63.50%
Industrials                                  31.39
Energy                                        3.47
Materials                                     1.17
Consumer Discretionary                        0.47
                                            -------
      Total                                 100.00%
                                            =======


--------------------------------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2012
--------------------------------------------------------------------------------
                                           % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
EDP Renovaveis S.A.                           8.23%
Iberdrola S.A.                                7.53
Vestas Wind Systems A/S                       6.93
China Longyuan Power Group Corp.,
   Class H                                    6.60
Gamesa Corp. Tecnologica S.A.                 6.10
Nordex SE                                     5.62
Infigen Energy                                5.18
Greentech Energy Systems A/S                  4.21
Japan Wind Development Co., Ltd.              3.68
China WindPower Group Ltd.                    2.85
                                            -------
      Total                                  56.93%
                                            =======


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       JUNE 16, 2008 - SEPTEMBER 30, 2012

            First Trust ISE Global    ISE Global Wind    Russell 3000(R)   MSCI World
            Wind Energy Index Fund    Energy(TM) Index   Index             Index
            ----------------------    ----------------   ---------------   ----------
6/16/08     $10,000                   $10,000            $10,000           $10,000
9/30/08       6,370                     6,314              8,583             8,101
3/31/09       3,502                     3,515              5,912             5,582
9/30/09       5,461                     5,512              8,032             7,916
3/31/10       4,574                     4,646              9,011             8,505
9/30/10       3,544                     3,626              8,912             8,451
3/31/11       4,061                     4,162             10 579             9,649
9/30/11       2,819                     2,917              8 961             8,083
3/31/12       2,736                     2,827             11,340             9,702
9/30/12       2,364                     2,458             11,667             9,828


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK  MIDPOINT  VS.  NAV  THROUGH  SEPTEMBER 30, 2012

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period June 18, 2008 (commencement of trading) through September 30, 2012. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                     -----------------------------------------    -----------------------------------------
                         NUMBER OF DAYS BID/ASK MIDPOINT               NUMBER OF DAYS BID/ASK MIDPOINT
                                   AT/ABOVE NAV                                   BELOW NAV
                     -----------------------------------------    -----------------------------------------

                      0.00%-      0.50%-     1.00%-                0.00%-     0.50%-      1.00%-
FOR THE PERIOD        0.49%       0.99%      1.99%     >=2.00%     0.49%      0.99%       1.99%     >=2.00%
6/18/08 - 9/30/08       24          17         13         2           6          1           8         2
10/1/08 - 9/30/09       57          52         40        11          41         30          17         4
10/1/09 - 9/30/10       77          18          1         0         108         41           7         0
10/1/10 - 9/30/11       69          20          0         0         106         48          10         0
10/1/11 - 9/30/12       12           1          0         0          78        135          25         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FLM - FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND

First Trust ISE Global Engineering and Construction Index Fund(the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the ISE Global Engineering and Construction(TM) Index (the "Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FLM." The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index or in Depositary Receipts representing securities in the Index.

The Index is developed and owned by the International Securities Exchange, LLC. The Index provides a benchmark for investors interested in tracking public companies throughout the world that are active in the engineering and construction industries, based on analysis of the products and services offered by those companies.


-------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF SEPTEMBER 30, 2012
-------------------------------------------------------------------------------------------------------------
                                                                      AVERAGE ANNUAL         CUMULATIVE
                                                                       TOTAL RETURNS        TOTAL RETURNS
                                                    1 Year Ended   Inception (10/13/08)  Inception (10/13/08)
                                                      09/30/12         to 09/30/12           to 09/30/12
FUND PERFORMANCE
 NAV                                                   17.93%             8.51%                38.25%
 Market Price                                          18.16%             8.39%                37.62%

INDEX PERFORMANCE
 ISE Global Engineering and Construction(TM) Index     18.11%            10.81%                50.23%
 Russell 3000(R) Index                                 30.20%            12.38%                58.86%
 MSCI World Industrials Index                          20.92%            10.29%                47.47%
-------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

The Fund generated an NAV return of 17.93% during the 12-month period covered by this report. During the same period, the benchmark MSCI World Industrials Index generated a return of 20.92%. Shaw Group (The), Inc. (+100.6%) and Aker Solutions ASA (+99.1% local) were two of the top-performing stocks during the period covered by this report. Shaw Group rallied in large part on the announced acquisition by Chicago Bridge & Iron Co. with the stock up 55% on July 30th, when the deal was announced. The acquirer, Chicago Bridge & Iron, is also held in the Fund, and was up +33.7% during the 12 month period. Sacyr Vallehermoso S.A. (-58.5% local) and ACS Actividades de Construccion y Servicios S.A. (-34.2% local) were two of the worst-performing stocks during the period covered by this report. Spain, home to the latter two construction and engineering companies, is in many ways at the center of the ongoing economic and credit weakness in Europe.


--------
"International Securities Exchange(R)", "ISE(R)" and "ISE Global Engineering and Construction Index" are trademarks of the International Securities Exchange(R) and have been licensed for use for certain purposes by First Trust. The Fund, based on the ISE Global Engineering and Construction(TM) Index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange(R) and the International Securities Exchange(R) makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FLM - FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND (CONTINUED)

--------------------------------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF SEPTEMBER 30, 2012
--------------------------------------------------------------------------------
                                           % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Industrials                                  90.13%
Energy                                        9.87
                                            -------
      Total                                 100.00%
                                            =======


--------------------------------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2012
--------------------------------------------------------------------------------
                                           % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Fluor Corp.                                   3.08%
JGC Corp.                                     3.04
Aker Solutions ASA                            2.89
KBR, Inc.                                     2.88
Shaw Group (The), Inc.                        2.85
Vinci S.A.                                    2.83
Jacobs Engineering Group, Inc.                2.81
Foster Wheeler AG                             2.79
ACS Actividades de Construccion y
   Servicios S.A.                             2.78
Skanska AB                                    2.77
                                            -------
      Total                                  28.72%
                                            =======


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                     OCTOBER 13, 2008 - SEPTEMBER 30, 2012

            First Trust ISE Global Engineering   ISE Global Engineering        Russell 3000(R)   MSCI World
            and Construction Index Fund          and Construction(TM) Index    Index             Industrials Index
            ----------------------------------   --------------------------    ---------------   -----------------
10/13/08    $10,000                              $10,000                       $10,000           $10,000
3/31/09       8,987                                9,388                         8,048             7,741
9/30/09      13,384                               14,103                        10,935            11,514
3/31/10      13,471                               14,263                        12,268            12,962
9/30/10      13,522                               14,368                        12,133            13,181
3/31/11      16,744                               17,882                        14,403            15,709
9/30/11      11,724                               12,719                        12,200            12,195
3/31/12      14,306                               15,435                        15,439            15,069
9/30/12      13,826                               15,022                        15,884            14,746

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2012

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 15, 2008 (commencement of trading) through September 30, 2012. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                        ----------------------------------------    -----------------------------------------
                            NUMBER OF DAYS BID/ASK MIDPOINT            NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                               BELOW NAV
                        ----------------------------------------    -----------------------------------------
                        0.00%-      0.50%-     1.00%-                0.00%-     0.50%-      1.00%-
FOR THE PERIOD          0.49%       0.99%      1.99%     >=2.00%     0.49%      0.99%       1.99%     >=2.00%
10/15/08 - 9/30/09        79          44         32         26         36         12           8         5
10/1/09 - 9/30/10        112          28          2          0         88         18           4         0
10/1/10 - 9/30/11        131          12          1          0         89         20           0         0
10/1/11 - 9/30/12         90           2          0          0        145         14           0         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

GRID - FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND

First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ OMX(R) Clean Edge(R) Smart Grid Infrastructure Index(R) (the "Index"). The shares of the Fund are listed and trade on The NASDAQ(R) Stock Market, LLC under the ticker symbol "GRID." The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index or in Depositary Receipts representing securities in the Index.

The Index is designed to act as a transparent and liquid benchmark for the grid and electric energy infrastructure sector. Clean Edge, Inc. provides a list of companies to be included in the Index to the NASDAQ OMX Group, Inc., which then compiles the Index. To be eligible for inclusion in the Index, the issuer of the security must be classified by Clean Edge as a smart grid, electric infrastructure and/or other grid-related activities company. The Index includes companies that are primarily engaged and involved in electric grid, electric meters and devices, networks, energy storage and management, and enabling software used by the smart grid infrastructure sector.

---------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF SEPTEMBER 30, 2012
---------------------------------------------------------------------------------------------------------------------
                                                                              AVERAGE ANNUAL         CUMULATIVE
                                                                               TOTAL RETURNS        TOTAL RETURNS
                                                           1 Year Ended    Inception (11/16/09)   Inception (11/16/09)
                                                             09/30/12          to 09/30/12           to 09/30/12
FUND PERFORMANCE
 NAV                                                          20.82%             -0.49%                -1.40%
 Market Price                                                 20.21%             -0.61%                -1.74%

INDEX PERFORMANCE
 NASDAQ OMX(R) Clean Edge(R) Smart Grid Infrastructure
  Index(R)                                                    21.13%              0.36%                 1.04%
 Russell 3000(R) Index                                        30.20%             12.14%                38.95%
 MSCI World Industrials Index                                 20.92%              7.49%                23.03%
 S&P 1500 Industrials Index                                   30.35%             12.44%                40.03%
---------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

The Fund generated an NAV return of 20.82% during the 12-month period covered by this report. During the same period, the benchmark S&P 1500 Industrials Index generated a return of 30.35%. Quanta Services, Inc. (+31.5%) and AZZ, Inc. (+99.8%) were two of the top-performing stocks during the period covered by this report. Strong earnings news and strong outlooks from Quanta and AZZ helped to drive the strong returns during the period. NGK Insulators Ltd. (-19.3% local) and SMA Solar Technology AG (-27.3% local) were two of the worst-performing stocks during the period covered by this report.


--------
NASDAQ(R) and Clean Edge(R) are the registered trademarks (the "Marks") of The NASDAQ OMX Group, Inc. ("NASDAQ(R)") and Clean Edge, Inc. ("Clean Edge(R)") respectively. NASDAQ(R) and Clean Edge(R) are, collectively with their affiliates, the "Corporations." The Index and Marks are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. The Fund should not be construed in any way as investment advice by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

GRID - FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX
       FUND (CONTINUED)

--------------------------------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF SEPTEMBER 30, 2012
--------------------------------------------------------------------------------
                                           % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Industrials                                  67.94%
Information Technology                       17.53
Utilities                                    14.53
                                            -------
      Total                                 100.00%
                                            =======


--------------------------------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2012
--------------------------------------------------------------------------------
                                           % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Red Electrica Corp. S.A.                      8.27%
Quanta Services, Inc.                         8.07
ABB Ltd.                                      7.95
Prysmian S.p.A                                7.76
Schneider Electric S.A.                       7.20
EnerNOC, Inc.                                 4.65
ITC Holdings Corp.                            4.21
ESCO Technologies, Inc.                       4.17
SMA Solar Technology AG                       4.10
General Cable Corp.                           3.88
                                            -------
      Total                                  60.26%
                                            =======


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                     NOVEMBER 16, 2009 - SEPTEMBER 30, 2012

             First Trust NASDAQ(R)       NASDAQ OMX(R)
             Clean Edge(R) Smart Grid    Clean Edge(R) Smart Grid   Russell 3000(R)   MSCI World          S&P 1500
             Infrastructure Index Fund   Infrastructure Index(SM)   Index             Industrials Index   Industrials Index
             -------------------------   ------------------------   ---------------   -----------------   -----------------
11/16/09     $10,000                     $10,000                    $10,000           $10,000             $10,000
3/31/10       10,257                      10,297                     10,731            10,814              11,205
9/30/10       10,154                      10,236                     10,614            10,997              11,249
3/31/11       11,775                      11,912                     12,600            13,106              13,832
9/30/11        8,161                       8,341                     10,672            10,174              10,743
3/31/12        9,553                       9,741                     13,505            12,572              14,081
9/30/12        9,860                      10,103                     13,895            12,302              14,004

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2012

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period November 17, 2009 (commencement of trading) through September 30, 2012. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                               -----------------------------------------             -----------------------------------------
                                   NUMBER OF DAYS BID/ASK MIDPOINT                       NUMBER OF DAYS BID/ASK MIDPOINT
                                             AT/ABOVE NAV                                           BELOW NAV
                               -----------------------------------------             -----------------------------------------
                               0.00%-      0.50%-     1.00%-                         0.00%-     0.50%-      1.00%-
FOR THE PERIOD                 0.49%       0.99%      1.99%     >=2.00%              0.49%      0.99%       1.99%     >=2.00%
11/17/09 - 9/30/10              146           5          4         1                   57          4           1         1
10/1/10 - 9/30/11                54           3          0         0                  182         14           0         0
10/1/11 - 9/30/12                22           7          0         1                  187         34           0         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

CU - FIRST TRUST ISE GLOBAL COPPER INDEX FUND

First Trust ISE Global Copper Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Global Copper(TM) Index (the "Index"). The shares of the Fund are listed and trade on The NASDAQ(R) Stock Market, LLC under the ticker symbol "CU." The Fund will normally invest at least 90% of its net assets in securities that comprise the Index or in Depositary Receipts representing securities in the Index.

The Index is developed and owned by International Securities Exchange, LLC ("ISE"). The Index is designed to provide a benchmark for investors interested in tracking public companies that are active in the copper mining business based on analysis of revenue derived from the sale of copper. Issuers of component securities must be actively engaged in some aspect of the copper mining business such as copper mining, refining or exploration. The Index has been created to provide investors with a product allowing them to quickly take advantage of both event-driven news and long-term trends as the need for copper continues to evolve.


---------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF SEPTEMBER 30, 2012
---------------------------------------------------------------------------------------------------------------------
                                                                              AVERAGE ANNUAL           CUMULATIVE
                                                                               TOTAL RETURNS          TOTAL RETURNS
                                                           1 Year Ended    Inception (03/11/10)   Inception (03/11/10)
                                                             09/30/12          to 09/30/12             to 09/30/12
FUND PERFORMANCE
 NAV                                                          13.82%              0.56%                   1.42%
 Market Price                                                 13.88%              0.38%                   0.97%

INDEX PERFORMANCE
 ISE Global Copper(TM) Index                                  14.91%              2.01%                   5.22%
 MSCI All Country World Index                                 20.98%              6.06%                  16.22%
 MSCI All Country World Materials Index                       10.66%              0.26%                   0.66%
---------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

The Fund generated an NAV return of 13.82% during the 12-month period covered by this report. During the same period, the benchmark MSCI All Country World Materials Index generated a return of 10.66%. The effect of holding assets denominated in foreign currency was positive during the period, and contributed to the Fund's total return. The effect was most prominent in the Canadian Dollar, which appreciated 6.8% versus the U.S. Dollar. Concerns about slower global growth and trade generally held back commodity related stocks, such as the copper miners and refiners held in the Fund. First Quantum Minerals Ltd. (+51.6% local) and Antofagasta PLC (+39.7% local) were two of the top-performing stocks during the period covered by this report. Oz Minerals Ltd. (-30.9% local) and Turquoise Hill Resources Ltd. (-42.1% local) were two of the worst-performing stocks during the period covered by this report.


--------
"International Securities Exchange(R)", "ISE(R)" and "ISE Global Copper(TM) Index" are trademarks of the International Securities Exchange(R) and have been licensed for use for certain purposes by First Trust. The Fund, based on the ISE Global Copper(TM) Index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange(R) and the International Securities Exchange(R) makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

CU - FIRST TRUST ISE GLOBAL COPPER INDEX FUND (CONTINUED)


--------------------------------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF SEPTEMBER 30, 2012
--------------------------------------------------------------------------------
                                           % OF TOTAL
 SECTOR                               LONG-TERM INVESTMENTS
 Materials                                   100.00%
                                             -------
      Total                                  100.00%
                                             =======


--------------------------------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2012
--------------------------------------------------------------------------------
                                           % OF TOTAL
 SECURITY                             LONG-TERM INVESTMENTS
 Jiangxi Copper Co., Ltd., Class H             6.21%
 Antofagasta PLC                               5.87
 Southern Copper Corp.                         5.81
 Freeport-McMoRan Copper & Gold, Inc.          5.79
 Xstrata PLC                                   5.60
 Rio Tinto PLC, ADR                            5.48
 Sociedad Minera Cerro Verde S.A.A.            5.04
 KGHM Polska Miedz S.A.                        4.57
 MMC Norilsk Nickel OJSC, ADR                  4.42
 Vedanta Resources PLC                         4.42
                                             -------
      Total                                   53.21%
                                             =======


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                      MARCH 11, 2010 - SEPTEMBER 30, 2012

              First Trust ISE Global Copper      ISE Global               MSCI All Country     MSCI All Country
              Index Fund                         Copper(TM) Index         World Index          World Materials Index
              -----------------------------      ----------------         ----------------     ---------------------
 3/11/10      $10,000                            $10,000                  $10,000              $10,000
 3/31/10       10,297                             10,337                   10,172               10,291
 9/30/10       11,208                             11,329                   10,220               10,440
 3/31/11       14,567                             14,768                   11,604               12,429
 9/30/11        8,910                              9,156                    9,606                9,096
 3/31/12       10,984                             11,290                   11,519               10,529
 9/30/12       10,141                             10,521                   11,621               10,066

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2012

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period March 12, 2010 (commencement of trading) through September 30, 2012. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


                               -----------------------------------------             -----------------------------------------
                                   NUMBER OF DAYS BID/ASK MIDPOINT                       NUMBER OF DAYS BID/ASK MIDPOINT
                                             AT/ABOVE NAV                                           BELOW NAV
                               -----------------------------------------             -----------------------------------------
                               0.00%-      0.50%-     1.00%-                         0.00%-     0.50%-      1.00%-
FOR THE PERIOD                  0.49%       0.99%      1.99%     >=2.00%              0.49%      0.99%       1.99%     >=2.00%
3/12/10 - 9/30/10                71          43          7          0                  18          1           1         0
10/1/10 - 9/30/11               101          62          1          1                  55         29           4          0
10/1/11 - 9/30/12                57          23          4          1                 126         40           0          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

PLTM - FIRST TRUST ISE GLOBAL PLATINUM INDEX FUND

First Trust ISE Global Platinum Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Global Platinum(TM) Index (the "Index"). The shares of the Fund are listed and trade on The NASDAQ(R) Stock Market, LLC under the ticker symbol "PLTM." The Fund will normally invest at least 90% of its net assets in securities that comprise the Index or in Depositary Receipts representing securities in the Index.

The Index is developed and owned by International Securities Exchange, LLC ("ISE"). The Index is designed to provide a benchmark for investors interested in tracking public companies that are active in platinum group metals ("PGM") mining based on revenue analysis of those companies. PGMs collectively refer to six elements; platinum, palladium, osmium, iridium, ruthenium and rhodium, which have similar physical and chemical properties and tend to occur together in the same mineral deposits. Issuers of component securities must be actively engaged in some aspect of PGM mining such as mining, refining or exploration. The Index has been created to provide investors with a product allowing them to quickly take advantage of both event-driven news and long-term trends as the need for PGMs continues to evolve.


---------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF SEPTEMBER 30, 2012
---------------------------------------------------------------------------------------------------------------------
                                                                              AVERAGE ANNUAL           CUMULATIVE
                                                                               TOTAL RETURNS          TOTAL RETURNS
                                                           1 Year Ended    Inception (03/11/10)   Inception (03/11/10)
                                                             09/30/12          to 09/30/12             to 09/30/12
FUND PERFORMANCE
 NAV                                                         -24.08%            -24.53%                 -51.29%
 Market Price                                                -22.72%            -24.35%                 -50.99%

INDEX PERFORMANCE
 ISE Global Platinum(TM) Index                               -23.77%            -23.77%                 -50.03%
 MSCI All Country World Index                                 20.98%              6.06%                  16.22%
 MSCI All Country World Materials Index                       10.66%              0.26%                   0.66%
---------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

The Fund generated an NAV return of -24.08% during the 12-month period covered by this report. During the same period, the benchmark MSCI All Country World Materials Index generated a return of 10.66%. While economic uncertainty weighed heavily on the performance of platinum miners, many of the companies struggled with local geopolitical and labor issues, specifically in southern Africa. Many of the world's largest platinum group metals mines are located in southern Africa, and many of the companies owning the mines have spent the last year working through government and labor issues in the region. Johnson Matthey PLC (+56.1% local) and Stillwater Mining Co. (+38.7%) were two of the top-performing stocks during the period covered by this report. Aquarius Platinum Ltd. (-76.5% local) and Lonmin PLC (-46.4% local) were two of the worst-performing stocks during the period covered by this report.


--------
"International Securities Exchange(R)", "ISE(R)" and "ISE Global Platinum(TM) Index" are trademarks of the International Securities Exchange(R) and have been licensed for use for certain purposes by First Trust. The Fund, based on the ISE Global Platinum(TM) Index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange(R) and the International Securities Exchange(R) makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

PLTM - FIRST TRUST ISE GLOBAL PLATINUM INDEX FUND (CONTINUED)

--------------------------------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF SEPTEMBER 30, 2012
--------------------------------------------------------------------------------
                                           % OF TOTAL
 SECTOR                               LONG-TERM INVESTMENTS
 Materials                                    94.96%
 Information Technology                        5.04
 Industrials                                   0.00
                                             -------
      Total                                  100.00%
                                             =======


--------------------------------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2012
--------------------------------------------------------------------------------
                                           % OF TOTAL
 SECURITY                             LONG-TERM INVESTMENTS
 Anglo American Platinum Ltd.                  7.59%
 Impala Platinum Holdings Ltd.                 7.59
 MMC Norilsk Nickel OJSC, ADR                  7.44
 Johnson Matthey PLC                           7.40
 African Rainbow Minerals Ltd.                 7.35
 Lonmin PLC                                    7.16
 Northam Platinum Ltd.                         5.10
 Furuya Metal Co., Ltd.                        5.04
 MMG Ltd.                                      4.91
 Royal Bafokeng Platinum Ltd.                  4.89
                                             -------
      Total                                   64.47%
                                             =======


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                      MARCH 11, 2010 - SEPTEMBER 30, 2012

                  First Trust ISE Global        ISE Global                MSCI All Country     MSCI All Country
                  Platinum Index Fund           Platinum(TM) Index        World Index          World Materials Index
                  ----------------------        ------------------        ----------------     ---------------------
 3/11/10          $10,000                       $10,000                   $10,000              $10,000
 3/31/10           10,337                        10,383                    10,172               10,291
 9/30/10            9,794                         9,934                    10,220               10,440
 3/31/11           10,930                        11,082                    11,604               12,429
 9/30/11            6,416                         6,555                     9,606                9,096
 3/31/12            6,576                         6,680                    11,519               10,529
 9/30/12            4,871                         4,997                    11,621               10,066

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2012

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period March 12, 2010 (commencement of trading) through September 30, 2012. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                               -----------------------------------------             -----------------------------------------
                                   NUMBER OF DAYS BID/ASK MIDPOINT                       NUMBER OF DAYS BID/ASK MIDPOINT
                                             AT/ABOVE NAV                                           BELOW NAV
                               -----------------------------------------             -----------------------------------------
                               0.00%-      0.50%-     1.00%-                         0.00%-     0.50%-      1.00%-
FOR THE PERIOD                  0.49%       0.99%      1.99%     >=2.00%              0.49%      0.99%       1.99%     >=2.00%
3/12/10 - 9/30/10                80          43          3          1                  14          0           0          0
10/1/10 - 9/30/11                77          66         17          0                  52         37           4          0
10/1/11 - 9/30/12                67          41         20          1                  71         45           5          1

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

BICK - FIRST TRUST BICK INDEX FUND

The First Trust BICK Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield, before the Fund's fees and expenses, of an equity index called the ISE BICK(TM) (Brazil, India, China, South Korea) Index (the "Index"). The shares of the Fund are listed and trade on The NASDAQ(R) Stock Market, LLC. under the ticker symbol "BICK." The Fund will normally invest at least 90% of its net assets in securities that comprise the Index or in Depositary Receipts representing securities in the Index.

The Index is developed and owned by International Securities Exchange, LLC ("ISE"). The Index is designed to provide a benchmark for investors interested in tracking some of the largest and most liquid public companies that are domiciled in Brazil, India, China (including Hong Kong) and South Korea that are accessible for investment by U.S. investors. The Index has been created to provide investors an opportunity to take advantage of both event-driven news and long-term economic trends as the economies of these countries continue to evolve.

---------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF SEPTEMBER 30, 2012
---------------------------------------------------------------------------------------------------------------------
                                                                               AVERAGE ANNUAL           CUMULATIVE
                                                                                TOTAL RETURNS          TOTAL RETURNS
                                                            1 Year Ended    Inception (04/12/10)   Inception (04/12/10)
                                                              09/30/12          to 09/30/12             to 09/30/12
FUND PERFORMANCE
 NAV                                                            9.78%             -7.15%                 -16.72%
 Market Price                                                  10.05%             -7.41%                 -17.32%

INDEX PERFORMANCE
 ISE BICK(TM) Index                                             9.24%             -6.31%                 -14.85%
 MSCI All Country World Index                                  20.98%              4.48%                  11.43%
 MSCI Emerging Markets Index                                   16.93%              1.14%                   2.83%
---------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

The Fund generated an NAV return of 9.78% during the 12-month period covered by this report. During the same period, the benchmark MSCI Emerging Markets Index generated a return of 16.93%. From a country perspective, Brazilian stocks performed the best, returning +15.4% (local), while Indian stocks were the weakest, returning +0.2% in the Fund. Financial stocks led the strong returns, as it was the top-performing sector in all countries, except South Korea. Tata Motors Ltd. ADR (+69.7%) and Natura Cosmeticos S.A. (+80.5% local) were two of the top-performing stocks during the period covered by this report. Rediff.com India Ltd. ADR (-51.5%) and Sify Technologies Ltd. ADR (-53.3%) were two of the worst-performing stocks during the period covered by this report.


--------
"International Securities Exchange(R)", "ISE(R)" and "ISE BICK(TM) Index" are trademarks of the International Securities Exchange(R) and have been licensed for use for certain purposes by First Trust. The Fund, based on the ISE BICK(TM) Index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange(R) and the International Securities Exchange(R) makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

BICK - FIRST TRUST BICK INDEX FUND (CONTINUED)


--------------------------------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF SEPTEMBER 30, 2012
--------------------------------------------------------------------------------
                                           % OF TOTAL
 SECTOR                               LONG-TERM INVESTMENTS
 Financials                                   27.93%
 Information Technology                       18.01
 Energy                                       11.84
 Consumer Discretionary                       10.88
 Materials                                     9.58
 Industrials                                   8.03
 Consumer Staples                              5.05
 Telecommunication Services                    4.81
 Utilities                                     1.98
 Health Care                                   1.89
                                             -------
      Total                                  100.00%
                                             =======


--------------------------------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2012
--------------------------------------------------------------------------------
                                           % OF TOTAL
 SECURITY                             LONG-TERM INVESTMENTS
 Axis Bank Ltd., GDR                           2.21%
 Mahindra & Mahindra Ltd., GDR                 2.19
 State Bank of India, GDR                      2.17
 Larsen & Toubro Ltd., GDR                     2.11
 ICICI Bank Ltd., ADR                          2.05
 HDFC Bank Ltd., ADR                           1.97
 Tata Motors Ltd., ADR                         1.97
 Infosys Ltd., ADR                             1.96
 Reliance Industries Ltd., GDR                 1.96
 MakeMyTrip Ltd.                               1.95
                                             -------
      Total                                   20.54%
                                             =======


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                      APRIL 12, 2010 - SEPTEMBER 30, 2012

                     First Trust BICK              ISE BICK(TM)           MSCI All Country        MSCI Emerging
                     Index Fund                    Index                  World Index             Markets Index
                     ----------------              ------------           ----------------        -------------
 4/12/10             $10,000                       $10,000                $10,000                 $10,000
 9/30/10              10,417                        10,488                  9,800                  10,487
 3/31/11              11,231                        11,311                 11,127                  11,486
 9/30/11               7,586                         7,795                  9,211                   8,793
 3/31/12               8,996                         9,139                 11,045                  10,475
 9/30/12               8,328                         8,515                 11,143                  10,282

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2012

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 13, 2010 (commencement of trading) through September 30, 2012. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                               -----------------------------------------             -----------------------------------------
                                   NUMBER OF DAYS BID/ASK MIDPOINT                       NUMBER OF DAYS BID/ASK MIDPOINT
                                             AT/ABOVE NAV                                           BELOW NAV
                               -----------------------------------------             -----------------------------------------
                               0.00%-      0.50%-     1.00%-                         0.00%-     0.50%-      1.00%-
FOR THE PERIOD                  0.49%       0.99%      1.99%     >=2.00%              0.49%      0.99%       1.99%     >=2.00%
4/13/10 - 9/30/10                20          46         47          1                   3          2           0       0
10/1/10 - 9/30/11                73          58         16          0                  85         19           2          0
10/1/11 - 9/30/12                87          30          2          1                  85         45           1          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FONE - FIRST TRUST NASDAQ CEA SMARTPHONE INDEX FUND

The First Trust NASDAQ CEA Smartphone Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield, before the Fund's fees and expenses, of an equity index called the NASDAQ OMX CEA Smartphone Index(SM) (the "Index"). The shares of the Fund are listed and trade on The NASDAQ(R) Stock Market, LLC under the ticker symbol "FONE." The Fund will normally invest at least 90% of its net assets in common stocks and Depositary Receipts included in the Index.

The Index is owned by the NASDAQ OMX Group, Inc. The Index is designed to track the performance of companies engaged in the Smartphone segment of the telecommunications and technology sectors. To be eligible for the Index, issuers of the securities must be identified as being engaged in the smartphone industry by the Consumer Electronics Association. Component securities must be listed on an index-eligible global stock exchange, as determined by the NASDAQ OMX, have a minimum float-adjusted market capitalization of $250 million and a minimum three-month average daily dollar trading volume of $1 million.

---------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF SEPTEMBER 30, 2012
---------------------------------------------------------------------------------------------------------------------
                                                                              AVERAGE ANNUAL           CUMULATIVE
                                                                               TOTAL RETURNS          TOTAL RETURNS
                                                           1 Year Ended    Inception (02/17/11)   Inception (02/17/11)
                                                             09/30/12           to 09/30/12            to 09/30/12
FUND PERFORMANCE
 NAV                                                           4.03%            -14.21%                 -21.94%
 Market Price                                                  4.22%            -14.21%                 -21.94%

INDEX PERFORMANCE
 NASDAQ OMX CEA Smartphone Index(SM)                           4.34%            -13.40%                 -20.76%
 MSCI World Index                                             21.59%              0.20%                   0.33%
 MSCI All Country World Information Technology Index          25.94%              3.46%                   5.66%
---------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

The Fund generated an NAV return of 4.03% during the 12-month period covered by this report. During the same period, the benchmark MSCI All Country World Information Technology Index generated a return of 25.94%. Apple, Inc. (+75.7%) and Samsung Electronics Co., Ltd. (+61.1% local) were two of the top-performing stocks during the period covered by this report. Research In Motion Ltd. ("RIMM") (-63.1%) and Nokia Oyj ADR (-51.9%) were two of the worst-performing stocks during the period covered by this report. Lack of strong product development continues to wane on investor confidence at RIMM, as the stock was one of the worst performers in the Fund for both of the prior 12-month periods. Additionally, Nokia, along with the broader communications equipment industry, which includes other manufacturers of telecommunications equipment, was a drag on total return, as the industry as a whole returned -21.7% in the Fund.


--------
NASDAQ(R), OMX(R), NASDAQ OMX(R), and NASDAQ OMX CEA Smartphone Index(SM) are registered trademarks of the NASDAQ OMX Group, Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FONE - FIRST TRUST NASDAQ CEA SMARTPHONE INDEX FUND (CONTINUED)


--------------------------------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF SEPTEMBER 30, 2012
--------------------------------------------------------------------------------
                                           % OF TOTAL
 SECTOR                               LONG-TERM INVESTMENTS
 Information Technology                       78.66%
 Telecommunication Services                   12.99
 Consumer Discretionary                        6.87
 Health Care                                   1.48
                                             -------
      Total                                  100.00%
                                             =======


--------------------------------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2012
--------------------------------------------------------------------------------
                                           % OF TOTAL
 SECURITY                             LONG-TERM INVESTMENTS
 Inventec Corp.                                3.33%
 Wistron Corp.                                 3.07
 Samsung Electronics Co., Ltd.                 3.04
 KYOCERA Corp.                                 3.01
 HTC Corp.                                     2.96
 Research In Motion Ltd.                       2.91
 Apple, Inc.                                   2.87
 SONY Corp.                                    2.85
 LG Electronics, Inc.                          2.79
 Foxconn International Holdings Ltd.           2.70
                                             -------
      Total                                   29.53%
                                             =======


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                     FEBRUARY 17, 2011 - SEPTEMBER 30, 2012

                  First Trust NASDAQ CEA       NASDAQ OMX CEA                MSCI World       MSCI All Country World
                  Smartphone Index Fund        Smartphone Index(SM)          Index            Information Technology Index
                  ----------------------       --------------------          ----------       ----------------------------
 2/17/11          $10,000                      $10,000                       $10,000          $10,000
 3/31/11            9,433                        9,403                         9,849            9,547
 9/30/11            7,503                        7,595                         8,251            8,390
 3/31/12            9,238                        9,328                         9,904           10,774
 9/30/12            7,805                        7,925                        10,032           10,566

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2012

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 18, 2011 (commencement of trading) through September 30, 2012. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                               -----------------------------------------             -----------------------------------------
                                   NUMBER OF DAYS BID/ASK MIDPOINT                       NUMBER OF DAYS BID/ASK MIDPOINT
                                             AT/ABOVE NAV                                           BELOW NAV
                               -----------------------------------------             -----------------------------------------
                               0.00%-      0.50%-     1.00%-                         0.00%-     0.50%-      1.00%-
FOR THE PERIOD                  0.49%       0.99%      1.99%     >=2.00%              0.49%      0.99%       1.99%     >=2.00%
2/18/11 - 9/30/11                85          10          0          0                  58          3           0          0
10/1/11 - 9/30/12                54          12          0          0                 141         44           0          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

CARZ - FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND

The First Trust NASDAQ Global Auto Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield, before the Fund's fees and expenses, of an equity index called the NASDAQ OMX Global Auto Index(SM) (the "Index"). The shares of the Fund are listed and trade on The NASDAQ(R) Stock Market, LLC under the ticker symbol "CARZ." The Fund will normally invest at least 90% of its net assets in common stocks included in the Index.

The Index is owned and was developed by The NASDAQ OMX Group, Inc. (the "Index Provider"). The Index Provider has contracted with Standard & Poor's to calculate and maintain the Index. The Index is designed to track the performance of the largest and most liquid companies engaged in manufacturing of automobiles. To be eligible for the index, component securities must be listed on an index-eligible global stock exchange, as determined by the NASDAQ OMX, have a minimum worldwide market capitalization of at least $500 million and a minimum three-month average daily dollar trading volume of $1 million.

---------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF SEPTEMBER 30, 2012
---------------------------------------------------------------------------------------------------------------------
                                                                               AVERAGE ANNUAL           CUMULATIVE
                                                                                TOTAL RETURNS          TOTAL RETURNS
                                                            1 Year Ended    Inception (05/09/11)   Inception (05/09/11)
                                                              09/30/12           to 09/30/12            to 09/30/12
FUND PERFORMANCE
 NAV                                                          9.77%             -12.64%                -17.18%
 Market Price                                                 9.86%             -12.90%                -17.52%

INDEX PERFORMANCE
 NASDAQ OMX Global Auto Index(SM)                             9.35%             -11.47%                -15.62%
 MSCI World Index                                            21.59%               0.07%                  0.10%
---------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

The Fund generated an NAV return of 9.77% during the 12-month period covered by this report. During the same period, the benchmark MSCI World Index generated a return of 21.59%. Daimler AG (+17.8% local) and Renault S.A. (+51.0% local) were two of the top-performing stocks during the period covered by this report. Peugeot S.A. (-56.4% local) and Mazda Motor Corp. (-42.4% local) were two of the worst-performing stocks during the period covered by this report. French automakers top the list for both positive and negative returns, with Peugeot struggling due to its concentration in the hard-hit European markets, while Renault performed well due to its sales, which are geographically more diversified.


--------
NASDAQ(R), OMX(R), NASDAQ OMX(R), and NASDAQ OMX Global Auto Index(SM) are trademarks of the NASDAQ OMX Group, Inc. (NASDAQ OMX collectively with their affiliates, are referred to as the "Corporations") and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

CARZ - FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CONTINUED)


--------------------------------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF SEPTEMBER 30, 2012
--------------------------------------------------------------------------------
                                           % OF TOTAL
 SECTOR                               LONG-TERM INVESTMENTS
 Consumer Discretionary                       99.78%
 Industrials                                   0.22
                                             -------
      Total                                  100.00%
                                             =======


--------------------------------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2012
--------------------------------------------------------------------------------
                                           % OF TOTAL
 SECURITY                             LONG-TERM INVESTMENTS
 Hyundai Motor Co.                             8.41%
 Ford Motor Co.                                8.30
 Toyota Motor Corp.                            7.75
 Daimler AG                                    7.74
 Honda Motor Co., Ltd.                         7.62
 Porsche Automobil Holding SE, Class
    Preference                                 4.54
 General Motors Co.                            4.19
 Suzuki Motor Corp.                            4.18
 Harley-Davidson, Inc.                         3.97
 Bayerische Motoren Werke AG                   3.96
                                             -------
      Total                                   60.66%
                                             =======


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                        MAY 9, 2011 - SEPTEMBER 30, 2012

                First Trust NASDAQ Global      NASDAQ OMX                    MSCI
                Auto Index Fund                Global Auto Index(SM)         World Index
                -------------------------      ---------------------         -----------
 5/9/11         $10,000                        $10,000                       $10,000
 9/30/11          7,545                          7,717                         8,232
 3/31/12          9,324                          9,459                         9,881
 9/30/12          8,282                          8,439                        10,009

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2012

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 10, 2011 (commencement of trading) through September 30, 2012. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                               -----------------------------------------             -----------------------------------------
                                   NUMBER OF DAYS BID/ASK MIDPOINT                       NUMBER OF DAYS BID/ASK MIDPOINT
                                             AT/ABOVE NAV                                           BELOW NAV
                               -----------------------------------------             -----------------------------------------
                               0.00%-      0.50%-     1.00%-                         0.00%-     0.50%-      1.00%-
FOR THE PERIOD                  0.49%       0.99%      1.99%     >=2.00%              0.49%      0.99%       1.99%     >=2.00%
5/10/11 - 9/30/11                59          13          0          0                  24          4           0          0
10/1/11 - 9/30/12               103          30          0          1                  91         24           1          1

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

SKYY - FIRST TRUST ISE CLOUD COMPUTING INDEX FUND

The First Trust ISE Cloud Computing Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield, before the Fund's fees and expenses, of an equity index called the ISE Cloud Computing(TM) Index (the "Index"). The shares of the Fund are listed and trade on The NASDAQ(R) Stock Market LLC under the ticker symbol "SKYY." The Fund will normally invest at least 90% of its net assets in common stocks and Depositary Receipts in the Index.

The Index is owned and was developed by International Securities Exchange, LLC ("ISE"). The Index is designed to provide a benchmark for investors interested in tracking companies actively involved in the cloud computing industry. To be eligible for the Index, a security must be engaged in a business activity supporting or utilizing the cloud computing space. Component securities must be listed on an Index-eligible global stock exchange, as determined by the ISE, and have a market capitalization of $100 million.

---------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF SEPTEMBER 30, 2012
---------------------------------------------------------------------------------------------------------------------
                                                                              AVERAGE ANNUAL           CUMULATIVE
                                                                               TOTAL RETURNS          TOTAL RETURNS
                                                           1 Year Ended    Inception (07/05/11)   Inception (07/05/11)
                                                             09/30/12           to 09/30/12            to 09/30/12
FUND PERFORMANCE
 NAV                                                         24.83%             -1.10%                 -1.36%
 Market Price                                                25.13%             -0.86%                 -1.06%

INDEX PERFORMANCE
 ISE Cloud Computing(TM) Index                               25.61%             -0.52%                 -0.65%
 S&P 500 Index                                               30.20%              8.54%                 10.68%
 S&P Composite 1500 Information Technology Index             31.61%             13.47%                 16.94%
---------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

The Fund generated an NAV return of 24.83% during the 12-month period covered by this report. During the same period, the benchmark S&P 500 Index generated a return of 30.20%. NetSuite, Inc. (+119.8%) and Equinix, Inc. (+132.0%) were two of the top-performing stocks during the period covered by this report. Acme Packet, Inc. (-59.8%) and Zynga, Inc. (-49.0%) were two of the worst-performing stocks during the period covered by this report. NetSuite and Equinix both have benefited from very strong earnings results and improved outlooks, while Acme and Zynga have missed earnings during the period, with Zynga struggling since its IPO in December of 2011.


--------
"International Securities Exchange(R)", "ISE(R)" and "ISE Cloud Computing(TM) Index" are trademarks of the International Securities Exchange(R) and have been licensed for use for certain purposes by First Trust. The Fund, based on the ISE Cloud Computing(TM) Index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange(R), and the International Securities Exchange(R) makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

SKYY - FIRST TRUST ISE CLOUD COMPUTING INDEX FUND (CONTINUED)


--------------------------------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF SEPTEMBER 30, 2012
--------------------------------------------------------------------------------
                                           % OF TOTAL
 SECTOR                               LONG-TERM INVESTMENTS
 Information Technology                       92.47%
 Consumer Discretionary                        5.81
 Financials                                    0.89
 Industrials                                   0.83
                                             -------
      Total                                  100.00%
                                             =======


--------------------------------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2012
--------------------------------------------------------------------------------
                                           % OF TOTAL
 SECURITY                             LONG-TERM INVESTMENTS
 Aruba Networks, Inc.                          4.69%
 Rackspace Hosting, Inc.                       4.24
 NetSuite, Inc.                                3.95
 Google, Inc., Class A                         3.79
 Akamai Technologies, Inc.                     3.70
 SAP AG ADR                                    3.63
 Equinix, Inc.                                 3.60
 Open Text Corp.                               3.44
 Amazon.com, Inc.                              3.39
 Oracle Corp.                                  3.38
                                             -------
      Total                                   37.81%
                                             =======


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       JULY 5, 2011 - SEPTEMBER 30, 2012

                  First Trust ISE Cloud         ISE Cloud                     S&P 500         S&P Composite 1500
                  Computing Index Fund          Computing(TM) Index           Index           Information Technology Index
                  ---------------------         -------------------           -------         ----------------------------
 7/5/11           $10,000                       $10,000                       $10,000         $10,000
 9/30/11            7,902                         7,909                         8,501           8,886
 3/31/12           10,604                        10,641                        10,702          11,739
 9/30/12            9,864                         9,934                        11,068          11,695

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2012

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period July 6, 2011 (commencement of trading) through September 30, 2012. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                               -----------------------------------------             -----------------------------------------
                                   NUMBER OF DAYS BID/ASK MIDPOINT                       NUMBER OF DAYS BID/ASK MIDPOINT
                                             AT/ABOVE NAV                                           BELOW NAV
                               -----------------------------------------             -----------------------------------------
                               0.00%-      0.50%-     1.00%-                         0.00%-     0.50%-      1.00%-
FOR THE PERIOD                  0.49%       0.99%      1.99%     >=2.00%              0.49%      0.99%       1.99%     >=2.00%
7/6/11 - 9/30/11                 34           3          0          0                  23          2           0          0
10/1/11 - 9/30/12               126          13          2          0                 102          8           0          0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated. For certain Funds, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all dividend distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

FIRST TRUST EXCHANGE-TRADED FUND II

UNDERSTANDING YOUR FUND EXPENSES
SEPTEMBER 30, 2012 (UNAUDITED)

As a shareholder of First Trust STOXX(R) European Select Dividend Index Fund, First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund, First Trust Dow Jones Global Select Dividend Index Fund, First Trust ISE Global Wind Energy Index Fund, First Trust ISE Global Engineering and Construction Index Fund, First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund, First Trust ISE Global Copper Index Fund, First Trust ISE Global Platinum Index Fund, First Trust BICK Index Fund, First Trust NASDAQ CEA Smartphone Index Fund, First Trust NASDAQ Global Auto Index Fund, or the First Trust ISE Cloud Computing Index Fund (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended September 30, 2012.

ACTUAL EXPENSES
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO       EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE         DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE       SIX-MONTH            SIX-MONTH
                                                   APRIL 1, 2012    SEPTEMBER 30, 2012     PERIOD (a)          PERIOD (b)

FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND
Actual                                              $1,000.00           $1,001.60             0.60%                $3.00
Hypothetical (5% return before expenses)            $1,000.00           $1,022.00             0.60%                $3.03

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND
Actual                                              $1,000.00           $1,072.20             0.60%                $3.11
Hypothetical (5% return before expenses)            $1,000.00           $1,022.00             0.60%                $3.03

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND
Actual                                              $1,000.00           $1,039.50             0.60%                $3.06
Hypothetical (5% return before expenses)            $1,000.00           $1,022.00             0.60%                $3.03

FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND
Actual                                              $1,000.00           $  864.10             0.60%                $2.80
Hypothetical (5% return before expenses)            $1,000.00           $1,022.00             0.60%                $3.03

FIRST TRUST EXCHANGE-TRADED FUND II

SEPTEMBER 30, 2012 (UNAUDITED)


                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO
                                                     BEGINNING            ENDING          BASED ON THE       EXPENSES PAID
                                                   ACCOUNT VALUE       ACCOUNT VALUE       SIX-MONTH           DURING THE
                                                   APRIL 1, 2012    SEPTEMBER 30, 2012      PERIOD (a)    SIX-MONTH PERIOD (b)

FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND
Actual                                              $1,000.00          $   966.50             0.70%                $3.44
Hypothetical (5% return before expenses)            $1,000.00           $1,021.50             0.70%                $3.54

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND
Actual                                              $1,000.00           $1,032.10             0.70%                $3.56
Hypothetical (5% return before expenses)            $1,000.00           $1,021.50             0.70%                $3.54

FIRST TRUST ISE GLOBAL COPPER INDEX FUND
Actual                                              $1,000.00          $   923.30             0.70%                $3.37
Hypothetical (5% return before expenses)            $1,000.00           $1,021.50             0.70%                $3.54

FIRST TRUST ISE GLOBAL PLATINUM INDEX FUND
Actual                                              $1,000.00          $   740.70             0.70%                $3.05
Hypothetical (5% return before expenses)            $1,000.00           $1,021.50             0.70%                $3.54

FIRST TRUST BICK INDEX FUND
Actual                                              $1,000.00          $   925.70             0.64%                $3.08
Hypothetical (5% return before expenses)            $1,000.00           $1,021.80             0.64%                $3.23

FIRST TRUST NASDAQ CEA SMARTPHONE INDEX FUND
Actual                                              $1,000.00          $   844.90             0.70%                $3.23
Hypothetical (5% return before expenses)            $1,000.00           $1,021.50             0.70%                $3.54

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND
Actual                                              $1,000.00          $   888.20             0.70%                $3.30
Hypothetical (5% return before expenses)            $1,000.00           $1,021.50             0.70%                $3.54

FIRST TRUST ISE CLOUD COMPUTING INDEX FUND
Actual                                              $1,000.00          $   930.20             0.60%                $2.90
Hypothetical (5% return before expenses)            $1,000.00           $1,022.00             0.60%                $3.03

(a) These expense ratios reflect expense caps for certain Funds. See Note 3 in Notes to Financial Statements.

(b) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (April 1, 2012 through September 30, 2012), multiplied by 183/366 (to reflect the six-month period).

FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2012

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) -- 96.8%
            BELGIUM -- 4.4%
     23,284 Belgacom S.A.                     $     710,626
                                              -------------

            BERMUDA -- 4.7%
     97,659 Catlin Group Ltd.                       750,180
                                              -------------
            FINLAND -- 1.7%
     30,921 Sanoma Oyj                              277,152
                                              -------------
            FRANCE -- 11.0%
     14,484 Bouygues S.A.                           353,641
     57,435 France Telecom S.A.                     692,899
     13,824 SCOR SE                                 356,445
      1,833 Unibail-Rodamco SE REIT                 365,337
                                              -------------
                                                  1,768,322
                                              -------------
            GERMANY -- 9.4%
     50,504 Deutsche Telekom AG                     621,419
     18,850 E. ON AG                                447,281
      2,882 Muenchener Rueckversicherungs-
               Gesellschaft AG                      449,977
                                              -------------
                                                  1,518,677
                                              -------------
            ITALY -- 2.8%
    100,984 Snam Rete Gas S.p.A                     447,705
                                              -------------
            NETHERLANDS -- 6.4%
     82,863 Koninklijke (Royal) KPN N.V.            633,148
     20,939 Wolters Kluwer N.V.                     393,659
                                              -------------
                                                  1,026,807
                                              -------------
            SPAIN -- 4.3%
     92,428 Banco Santander S.A.                    688,299
                                              -------------
            SWEDEN -- 1.9%
     34,792 Ratos AB                                306,935
                                              -------------
            SWITZERLAND -- 9.5%
      5,222 Baloise Holding AG                      410,597
      1,020 Swisscom AG                             409,952
      2,837 Zurich Insurance Group AG               706,460
                                              -------------
                                                  1,527,009
                                              -------------
            UNITED KINGDOM -- 40.7%
     13,511 AstraZeneca PLC                         644,711
    117,394 BAE Systems PLC                         616,287
    113,181 Carillion PLC                           495,294
     64,578 Drax Group PLC                          528,704
     21,632 GlaxoSmithKline PLC                     498,646
    316,611 Man Group PLC                           421,027
     32,879 Provident Financial PLC                 728,969
    475,038 RSA Insurance Group PLC                 847,638
     28,357 SSE PLC                                 637,411
     50,112 United Utilities Group PLC              579,395
    193,408 Vodafone Group PLC                      548,895
                                              -------------
                                                  6,546,977
                                              -------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            TOTAL COMMON STOCKS -- 96.8%      $  15,568,689
            (Cost $16,640,055)

            PREFERRED STOCK -- 2.5%
            GERMANY -- 2.5%
     10,301 RWE AG                                  410,621
            (Cost $539,837)                   -------------

            TOTAL INVESTMENTS -- 99.3%           15,979,310
            (Cost $17,179,892) (b)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.7%                  108,724
                                              -------------
            NET ASSETS -- 100.0%              $  16,088,034
                                              =============


(a) Portfolio securities are categorized based upon their country of incorporation.

(b) Aggregate cost for federal income tax purposes is $17,471,994. As of September 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $586,780 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,079,464.

--------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
-------------------------------------------------------------
Common Stocks*       $ 15,568,689     $      --    $      --
Preferred Stock*          410,621            --           --
                     ----------------------------------------
Total Investments    $ 15,979,310     $      --    $      --
                     ========================================

* See Portfolio of Investments for country breakout.


                       See Notes to Financial Statements                 Page 31

FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND

SEPTEMBER 30, 2012

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of September 30, 2012, the Fund transferred common stocks valued at $8,232,931 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices that were previously fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the New York Stock Exchange ("NYSE") close on September 30, 2011 exceeding a certain threshold.

                                                    % OF
INDUSTRY                                         NET ASSETS
-----------------------------------------------------------
Insurance                                           21.9%
Diversified Telecommunication Services              19.1
Pharmaceuticals                                      7.1
Construction & Engineering                           5.3
Multi-Utilities                                      5.3
Capital Markets                                      4.5
Consumer Finance                                     4.5
Commercial Banks                                     4.3
Media                                                4.2
Electric Utilities                                   3.9
Aerospace & Defense                                  3.8
Water Utilities                                      3.6
Wireless Telecommunication Services                  3.4
Independent Power Producers & Energy Traders         3.3
Gas Utilities                                        2.8
Real Estate Investment Trusts                        2.3
-----------------------------------------------------------
TOTAL INVESTMENTS                                   99.3
NET OTHER ASSETS AND LIABILITIES                     0.7
                                                ---------
TOTAL                                              100.0%
                                                =========


Page 32                 See Notes to Financial Statements

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2012

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) -- 99.9%
            AUSTRALIA -- 8.3%
     53,776 BWP Trust                         $     111,006
    146,138 Centro Retail Australia                 316,821
    216,567 CFS Retail Property Trust               433,565
     30,936 Charter Hall Retail REIT                110,069
    243,778 Commonwealth Property Office
               Fund                                 261,722
    495,426 Dexus Property Group                    488,211
    172,697 FKP Property Group                       44,785
    164,333 Goodman Group                           675,033
    180,886 GPT Group                               637,953
    196,196 GPT Group, In Specie (b) (c) (d)              0
     62,867 Investa Office Fund                     188,463
    349,716 Mirvac Group                            518,748
    228,307 Stockland                               790,989
    236,273 Westfield Group                       2,490,077
    312,690 Westfield Retail Trust                  937,382
                                              -------------
                                                  8,004,824
                                              -------------
            AUSTRIA -- 0.2%
      8,995 CA Immobilien Anlagen AG                 98,980
      8,739 Conwert Immobilien Invest SE             97,735
                                              -------------
                                                    196,715
                                              -------------
            BELGIUM -- 0.4%
      1,861 Befimmo S.C.A                           109,769
      1,623 Cofinimmo                               180,262
        727 Intervest Offices & Warehouses           16,396
        164 Leasinvest Real Estate S.C.A             13,909
      1,047 Warehouses De Pauw S.C.A                 54,773
        258 Wereldhave Belgium S.C.A                 24,385
                                              -------------
                                                    399,494
                                              -------------
            BERMUDA -- 1.5%
    177,922 Hongkong Land Holdings Ltd.           1,069,311
     72,933 Kerry Properties Ltd.                   368,707
                                              -------------
                                                  1,438,018
                                              -------------
            CANADA -- 5.7%
      6,144 Allied Properties Real Estate
               Investment Trust                     199,800
     11,237 Artis Real Estate Investment Trust      187,226
      4,898 Boardwalk Real Estate Investment
               Trust                                323,793
     38,437 Brookfield Office Properties, Inc.      638,857
     10,941 Calloway Real Estate Investment
               Trust                                332,426
      9,534 Canadian Apartment Properties
               Real Estate Investment Trust         241,187
      6,931 Canadian Real Estate Investment
               Trust                                296,247
     17,424 Chartwell Seniors Housing Real
               Estate Investment Trust              180,603
     12,635 Cominar Real Estate Investment
               Trust                                309,995


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            CANADA (CONTINUED)
      4,942 Crombie Real Estate Investment
               Trust                          $      76,460
      5,893 Dundee International Real Estate
               Investment Trust                      65,937
      9,867 Dundee Real Estate Investment
               Trust                                377,979
      8,720 Extendicare, Inc.                        70,959
      7,735 First Capital Realty, Inc.              147,839
      4,802 Granite Real Estate, Inc.               172,034
     18,992 H&R Real Estate Investment Trust        486,633
      9,556 InnVest Real Estate Investment Trust     50,837
      5,101 Killam Properties, Inc.                  67,712
      4,431 Morguard Real Estate Investment
               Trust                                 80,588
      3,271 Northern Property Real Estate
               Investment Trust                     104,409
      3,585 NorthWest Healthcare Properties
               Real Estate Investment Trust          47,698
      8,985 Primaris Retail Real Estate
               Investment Trust                     222,820
     29,177 RioCan Real Estate Investment
               Trust                                821,206
                                              -------------
                                                  5,503,245
                                              -------------
            CAYMAN ISLANDS -- 0.9%
    143,033 Agile Property Holdings Ltd.            161,220
    373,679 Country Garden Holdings Co.,
               Ltd. (b)                             145,538
    266,023 New World China Land Ltd.               102,580
    142,004 Shimao Property Holdings Ltd.           244,302
    305,749 Shui On Land Ltd.                       115,533
    212,263 Soho China Ltd.                         131,398
                                              -------------
                                                    900,571
                                              -------------
            FINLAND -- 0.2%
     25,096 Citycon Oyj                              75,142
     28,982 Sponda Oyj                              118,806
      7,726 Technopolis PLC                          33,359
                                              -------------
                                                    227,307
                                              -------------
            FRANCE -- 3.2%
        461 Affine                                    7,073
      1,138 ANF Immobilier                           46,796
      2,963 Fonciere des Regions                    222,745
      1,926 Gecina S.A.                             197,159
      2,122 ICADE                                   172,884
      9,561 Klepierre                               335,295
      4,708 Mercialys                                97,133
        606 Societe de la Tour Eiffel                31,781
      1,331 Societe Immobiliere de Location
               pour l'Industrie et le Commerce      137,687
      9,348 Unibail-Rodamco SE                    1,863,161
                                              -------------
                                                  3,111,714
                                              -------------


                       See Notes to Financial Statements                 Page 33

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND

SEPTEMBER 30, 2012

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) (CONTINUED)
            GERMANY -- 1.0%
      8,075 Alstria Office REIT-AG            $      94,543
      2,272 Colonia Real Estate AG (b)               11,095
      5,286 Deutsche Euroshop AG                    196,990
     14,962 Deutsche Wohnen AG                      262,832
      3,511 DIC Asset AG                             33,139
      5,173 GSW Immobilien AG                       191,849
      4,655 Hamborner REIT AG                        41,383
     15,964 IVG Immobilien AG (b)                    36,454
      2,935 Patrizia Immobilien AG (b)               16,746
      3,988 Prime Office REIT-AG                     17,419
     10,128 TAG Immobilien AG                       107,803
                                              -------------
                                                  1,010,253
                                              -------------
            GREECE -- 0.0%
      1,874 Eurobank Properties Real Estate
               Investment Co.                        11,511
                                              -------------
            GUERNSEY -- 0.2%
     55,154 F&C Commerical Property Trust
               Ltd.                                  92,091
     11,313 IRP Property Investments Ltd.            12,057
     35,257 Picton Property Income Ltd.              20,638
     36,440 Schroder Real Estate Investment
               Trust Ltd.                            22,949
     13,989 Standard Life Investment Property
               Income Trust PLC                      13,836
     49,034 UK Commercial Property Trust             51,903
                                              -------------
                                                    213,474
                                              -------------
            HONG KONG -- 9.2%
    289,863 Champion Real Estate Investment
               Trust                                132,333
    228,429 Hang Lung Properties Ltd.               780,672
    123,346 Henderson Land Development Co.,
               Ltd.                                 887,627
     81,551 Hysan Development Co., Ltd.             371,258
    234,028 Link (The) REIT                       1,109,166
    468,119 New World Development Co., Ltd.         725,658
    301,091 Sino Land Co., Ltd.                     563,037
    201,002 Sun Hung Kai Properties Ltd.          2,944,761
     89,879 Swire Properties Ltd.                   278,190
    154,591 Wharf (The) Holdings Ltd.             1,073,597
                                              -------------
                                                  8,866,299
                                              -------------
            ISRAEL -- 0.1%
      3,725 Azrieli Group                            77,343
                                              -------------
            ITALY -- 0.1%
     98,068 Beni Stabili S.p.A                       51,669
     13,066 Immobiliare Grande Distribuzione         11,636
                                              -------------
                                                     63,305
                                              -------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            JAPAN -- 9.6%
         21 Activia Properties, Inc. (b)      $     128,626
         84 Advance Residence Investment
               Corp.                                176,740
      9,316 AEON Mall Co., Ltd.                     228,006
         14 Industrial & Infrastructure Fund
               Investment Corp.                     106,202
         84 Japan Prime Realty Investment Corp.     253,163
         56 Japan Real Estate Investment Corp.      564,018
        192 Japan Retail Fund Investment Corp.      343,209
         29 Kenedix Realty Investment Corp.         104,532
    106,930 Mitsubishi Estate Co., Ltd.           2,047,071
     90,081 Mitsui Fudosan Co., Ltd.              1,804,159
         12 MORI TRUST Sogo Reit, Inc.              107,483
         15 Nippon Accommodations Fund, Inc.        103,216
         62 Nippon Building Fund, Inc.              668,145
      7,800 Nomura Real Estate Holdings, Inc.       137,130
         31 Nomura Real Estate Office Fund,
               Inc.                                 194,445
        135 NTT Urban Development Corp.             109,675
         22 ORIX JREIT, Inc.                        107,688
         20 Premier Investment Corp.                 76,704
     48,744 Sumitomo Realty & Development
               Co., Ltd.                          1,294,177
     33,375 Tokyo Tatemono Co., Ltd. (b)            130,438
     41,297 Tokyu Land Corp.                        221,196
         13 TOKYU REIT, Inc.                         66,966
         16 Top REIT, Inc.                           79,652
        215 United Urban Investment Corp.           249,327
                                              -------------
                                                  9,301,968
                                              -------------
            LUXEMBOURG -- 0.1%
      9,075 GAGFAH S.A. (b)                          92,478
                                              -------------
            NETHERLANDS -- 0.8%
      7,386 Corio N.V.                              314,022
      4,175 Eurocommercial Properties N.V.          158,216
      6,754 Nieuwe Steen Investments N.V.            55,304
      1,949 VastNed Retail N.V.                      82,751
      2,220 Wereldhave N.V.                         123,441
                                              -------------
                                                    733,734
                                              -------------
            NEW ZEALAND -- 0.1%
    101,221 Kiwi Income Property Trust               93,120
                                              -------------
            NORWAY -- 0.1%
     51,047 Norwegian Property ASA                   77,966
                                              -------------
            SINGAPORE -- 5.0%
    229,400 Ascendas Real Estate Investment
               Trust                                450,500
    216,890 CapitaCommercial Trust                  264,220
    324,530 Capitaland Ltd.                         840,943
    255,883 CapitaMall Trust                        421,189
    159,000 CapitaMalls Asia Ltd.                   213,779
     74,000 CDL Hospitality Trusts                  122,409


Page 34                 See Notes to Financial Statements

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND

SEPTEMBER 30, 2012

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) (CONTINUED)
            SINGAPORE (CONTINUED)
     70,000 City Developments Ltd.            $     669,655
    235,000 Global Logistic Properties Ltd.         480,647
     79,521 Keppel Land Ltd.                        230,035
    143,064 Mapletree Commercial Trust              136,396
    125,000 Mapletree Industrial Trust              143,620
    186,453 Mapletree Logistics Trust               170,925
    228,197 Suntec Real Estate Investment Trust     276,135
     59,000 UOL Group Ltd.                          275,481
     60,087 Wing Tai Holdings Ltd.                   83,726
     60,000 Yanlord Land Group Ltd. (b)              58,426
                                              -------------
                                                  4,838,086
                                              -------------
            SWEDEN -- 1.1%
     17,610 Castellum AB                            238,194
     16,933 Fabege AB                               161,112
     11,610 Fastighets AB Balder, Class B (b)        63,805
     15,587 Hufvudstaden AB, Class A                193,271
     12,788 Klovern AB                               50,227
     13,976 Kungsleden AB                            78,935
     11,883 Wallenstam AB, Class B                  129,525
      7,869 Wihlborgs Fastigheter AB                117,398
                                              -------------
                                                  1,032,467
                                              -------------
            SWITZERLAND -- 1.2%
        816 Allreal Holding AG                      119,732
        630 Mobimo Holding AG                       144,488
      4,738 PSP Swiss Property AG                   430,475
      5,566 Swiss Prime Site AG                     459,839
                                              -------------
                                                  1,154,534
                                              -------------
            UNITED KINGDOM -- 4.9%
      6,142 A & J Mucklow Group PLC                  33,424
     13,371 Big Yellow Group PLC                     67,797
     90,583 British Land Co. PLC                    763,549
     70,022 Capital & Counties Properties PLC       246,271
     65,963 Capital Shopping Centres Group
               PLC                                  348,525
        501 Daejan Holdings PLC                      23,745
     10,406 Derwent London PLC                      328,680
     12,527 Development Securities PLC               33,984
     42,484 Grainger PLC                             73,886
     32,012 Great Portland Estates PLC              233,084
     72,443 Hammerson PLC                           527,586
     65,405 Hansteen Holdings PLC                    82,698
     12,095 Helical Bar PLC                          36,670
     79,717 Land Securities Group PLC               980,259
     55,879 London & Stamford Property PLC          103,678
      7,639 Primary Health Properties PLC            42,187
     52,982 Quintain Estates & Development
               PLC (b)                               45,131
     19,154 Safestore Holdings PLC                   31,858
     75,933 Segro PLC                               278,095
     25,592 Shaftesbury PLC                         218,202
     15,385 St. Modwen Properties PLC                49,414


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            UNITED KINGDOM (CONTINUED)
     16,297 Unite Group PLC                   $      69,370
     14,686 Workspace Group PLC                      63,793
                                              -------------
                                                  4,681,886
                                              -------------
            UNITED STATES -- 46.0%
      4,719 Acadia Realty Trust                     117,126
      1,171 Agree Realty Corp.                       29,849
        208 Alexander's, Inc.                        88,918
      6,427 Alexandria Real Estate Equities,
               Inc.                                 472,513
      4,022 American Assets Trust, Inc.             107,749
      9,417 American Campus Communities, Inc.       413,218
     16,225 American Realty Capital Trust,
               Inc.                                 190,319
     14,901 Apartment Investment &
               Management Co., Class A              387,277
      6,958 Ashford Hospitality Trust                58,447
      5,067 Associated Estates Realty Corp.          76,816
      9,922 AvalonBay Communities, Inc.           1,349,293
     15,749 BioMed Realty Trust, Inc.               294,821
     15,338 Boston Properties, Inc.               1,696,536
     14,613 Brandywine Realty Trust                 178,133
      7,852 BRE Properties, Inc.                    368,180
      8,558 Camden Property Trust                   551,905
      3,947 Campus Crest Communities, Inc.           42,628
      6,789 CapLease, Inc.                           35,099
     16,234 CBL & Associates Properties, Inc.       346,434
      7,350 Cedar Realty Trust, Inc.                 38,808
      3,292 Chesapeake Lodging Trust                 65,412
      8,928 Colonial Properties Trust               187,934
      8,564 CommonWealth REIT                       124,692
      7,341 Corporate Office Properties Trust       175,964
     10,610 Cousins Properties, Inc.                 84,243
     12,548 CubeSmart                               161,493
     27,297 DCT Industrial Trust, Inc.              176,612
     31,138 DDR Corp.                               478,280
     19,979 DiamondRock Hospitality Co.             192,398
     12,467 Digital Realty Trust, Inc.              870,820
     10,719 Douglas Emmett, Inc.                    247,287
     27,612 Duke Realty Corp.                       405,896
      6,474 DuPont Fabros Technology, Inc.          163,469
      2,987 EastGroup Properties, Inc.              158,908
     11,571 Education Realty Trust, Inc.            126,124
      4,760 Entertainment Properties Trust          211,487
      4,229 Equity Lifestyle Properties, Inc.       288,080
      6,059 Equity One, Inc.                        127,603
     30,778 Equity Residential                    1,770,658
      3,728 Essex Property Trust, Inc.              552,639
     10,663 Extra Space Storage, Inc.               354,545
      6,501 Federal Realty Investment Trust         684,555
     12,745 FelCor Lodging Trust, Inc. (b)           60,411
     10,065 First Industrial Realty Trust,
               Inc. (b)                             132,254
      5,218 First Potomac Realty Trust               67,208
     15,371 Forest City Enterprises, Inc.,
               Class A (b)                          243,630
      8,491 Franklin Street Properties Corp.         93,995
     48,031 General Growth Properties, Inc.         935,644
      2,564 Getty Realty Corp.                       46,024


                       See Notes to Financial Statements                 Page 35

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND

SEPTEMBER 30, 2012

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) (CONTINUED)
            UNITED STATES (CONTINUED)
     14,272 Glimcher Realty Trust             $     150,855
      3,610 Government Properties Income
               Trust                                 84,474
     43,975 HCP, Inc.                             1,956,008
     23,393 Health Care REIT, Inc.                1,350,946
      7,968 Healthcare Realty Trust, Inc.           183,662
     20,306 Hersha Hospitality Trust                 99,499
      7,788 Highwoods Properties, Inc.              254,045
      5,108 Home Properties, Inc.                   312,967
     12,632 Hospitality Properties Trust            300,389
     73,627 Host Hotels & Resorts, Inc.           1,181,713
      3,626 Hudson Pacific Properties, Inc.          67,081
      9,085 Inland Real Estate Corp.                 74,951
      9,241 Investors Real Estate Trust              76,423
      7,569 Kilroy Realty Corp.                     338,940
     41,550 Kimco Realty Corp.                      842,219
      6,513 Kite Realty Group Trust                  33,216
      8,767 LaSalle Hotel Properties                233,991
     15,970 Lexington Realty Trust                  154,270
     12,013 Liberty Property Trust                  435,351
      3,106 LTC Properties, Inc.                     98,926
     13,506 Macerich (The) Co.                      772,948
      8,989 Mack-Cali Realty Corp.                  239,107
     13,756 Medical Properties Trust, Inc.          143,750
      4,208 Mid-America Apartment
               Communities, Inc.                    274,825
      2,842 National Health Investors, Inc.         146,193
     11,077 National Retail Properties, Inc.        337,849
     11,126 OMEGA Healthcare Investors, Inc.        252,894
      3,164 Parkway Properties, Inc.                 42,303
      6,035 Pebblebrook Hotel Trust                 141,159
      5,729 Pennsylvania Real Estate
               Investment Trust                      90,862
     17,292 Piedmont Office Realty Trust, Inc.,
               Class A                              299,843
      5,549 Post Properties, Inc.                   266,130
     46,993 Prologis, Inc.                        1,646,165
      1,853 PS Business Parks, Inc.                 123,818
     13,067 Public Storage                        1,818,534
      4,789 Ramco-Gershenson Properties Trust        60,006
     13,637 Realty Income Corp.                     557,617
      9,204 Regency Centers Corp.                   448,511
      5,244 Retail Opportunity Investments
               Corp.                                 67,490
     10,886 RLJ Lodging Trust                       205,854
      2,502 Rouse Properties, Inc.                   35,904
      3,775 Sabra Health Care REIT, Inc.             75,538
      1,520 Saul Centers, Inc.                       67,488
     18,068 Senior Housing Properties Trust         393,521
     31,440 Simon Property Group, Inc.            4,772,906
      9,177 SL Green Realty Corp.                   734,802
      3,015 Sovran Self Storage, Inc.               174,418
      3,509 STAG Industrial, Inc.                    57,056


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            UNITED STATES (CONTINUED)
     20,913 Strategic Hotels & Resorts,
               Inc.(b)                        $     125,687
      2,708 Sun Communities, Inc.                   119,477
     13,887 Sunstone Hotel Investors, Inc. (b)      152,757
      9,612 Tanger Factory Outlet Centers, Inc.     310,756
      6,317 Taubman Centers, Inc.                   484,703
     25,616 UDR, Inc.                               635,789
      1,296 Universal Health Realty Income
               Trust                                 59,590
      2,131 Urstadt Biddle Properties, Inc.,
               Class A                               43,110
     30,124 Ventas, Inc.                          1,875,219
     18,863 Vornado Realty Trust                  1,528,846
      6,747 Washington Real Estate Investment
               Trust                                180,955
     12,371 Weingarten Realty Investors             347,749
      2,522 Winthrop Realty Trust                    27,187
                                              -------------
                                                 44,401,576
                                              -------------
            TOTAL COMMON STOCKS -- 99.9%         96,431,888
            (COST $82,049,450)

            WARRANT -- 0.0%
            NETHERLANDS -- 0.0%
      1,632 Nieuwe Steen Investments, expiring
               01/04/13 @ $0 (b) (d)                      0
            (Cost $0)                         -------------

            TOTAL INVESTMENTS -- 99.9%           96,431,888
            (Cost $82,049,450) (e)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.1%                    132,944
                                              -------------
            NET ASSETS -- 100.0%              $  96,564,832
                                              =============


(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) This is a restricted security which cannot be traded as a result of the in-specie distribution. It was acquired on August 6, 2009 at a cost of $0 and has a carrying value per share of $0.

(d) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended.

(e) Aggregate cost for federal income tax purposes is $87,182,165. As of September 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $11,709,466 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,459,743.


Page 36                 See Notes to Financial Statements

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND

SEPTEMBER 30, 2012

-------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*        $96,431,888     $  --**      $   --
Warrant*                       --        --**          --
                      -------------------------------------
Total Investments     $96,431,888     $  --        $   --
                      =====================================

*  See Portfolio of Investments for country breakout.
** Investment is valued at $0.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of September 30, 2012, the Fund transferred common stocks valued at $36,555,412 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices that were previously fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on September 30, 2011 exceeding a certain threshold.

                                                    % OF
INDUSTRY                                         NET ASSETS
-----------------------------------------------------------
Real Estate Investment Trusts                       74.5%
Real Estate Management & Development                25.3
Health Care Providers & Services                     0.1
Capital Markets                                      0.0+
-----------------------------------------------------------
TOTAL INVESTMENTS                                   99.9
NET OTHER ASSETS AND LIABILITIES                     0.1
                                                -----------
TOTAL                                              100.0%
                                                ===========

+ Amount is less than 0.1%.


                       See Notes to Financial Statements                 Page 37

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2012

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) -- 97.9%
            AUSTRALIA -- 16.5%
    580,588 Adelaide Brighton Ltd.            $   1,812,757
     99,886 Australia & New Zealand Banking
               Group Ltd.                         2,564,394
     40,768 Commonwealth Bank of Australia        2,358,441
  1,799,769 Commonwealth Property Office
               Fund                               1,932,244
  1,091,012 David Jones Ltd.                      2,840,588
    479,704 Metcash Ltd.                          1,761,496
     89,567 National Australia Bank Ltd.          2,368,224
     41,252 Orica Ltd.                            1,064,206
    595,847 Stockland                             2,064,363
    150,454 Suncorp Group Ltd.                    1,442,051
    660,706 Sydney Airport                        2,165,710
    812,927 Telstra Corp. Ltd.                    3,305,541
    134,621 UGL Ltd.                              1,462,057
     46,252 Wesfarmers Ltd.                       1,643,701
    248,786 Westfield Group                       2,621,951
    105,676 Westpac Banking Corp.                 2,724,004
                                              -------------
                                                 34,131,728
                                              -------------
            AUSTRIA -- 1.5%
     39,559 OMV AG                                1,384,499
    231,770 Telekom Austria AG                    1,638,098
                                              -------------
                                                  3,022,597
                                              -------------
            BELGIUM -- 1.8%
     68,712 Belgacom S.A.                         2,097,086
     47,999 Mobistar S.A.                         1,514,271
                                              -------------
                                                  3,611,357
                                              -------------
            BERMUDA -- 4.2%
    322,014 Catlin Group Ltd.                     2,473,591
     48,160 Seadrill Ltd.                         1,880,534
    234,282 VTech Holdings Ltd.                   2,870,344
    412,332 Yue Yuen Industrial Holdings Ltd.     1,387,902
                                              -------------
                                                  8,612,371
                                              -------------
            CANADA -- 6.8%
     77,298 Bell Aliant, Inc.                     2,145,725
     86,428 Canadian Oil Sands Ltd.               1,850,584
     43,743 Crescent Point Energy Corp.           1,936,866
     38,751 Emera, Inc.                           1,367,381
     57,528 Manitoba Telecom Services, Inc.       1,974,946
     69,535 Russel Metals, Inc.                   1,946,499
     23,594 Telus Corp.                           1,488,215
     28,685 TransCanada Corp.                     1,305,429
                                              -------------
                                                 14,015,645
                                              -------------
            CAYMAN ISLANDS -- 2.3%
  2,702,005 Shimao Property Holdings Ltd.         4,648,506
                                              -------------
            FINLAND -- 2.2%
     80,928 Fortum Oyj                            1,490,270
    102,528 Konecranes Oyj                        2,972,361
                                              -------------
                                                  4,462,631
                                              -------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            FRANCE -- 6.3%
     65,595 Bouygues S.A.                     $   1,601,564
    176,424 CNP Assurances                        2,304,544
    204,078 France Telecom S.A.                   2,462,006
     93,206 Lagardere S.C.A.                      2,545,804
     33,618 Neopost S.A.                          1,856,338
    118,119 Vivendi S.A.                          2,303,395
                                              -------------
                                                 13,073,651
                                              -------------
            GERMANY -- 3.9%
     17,633 BASF SE                               1,487,582
    184,118 Deutsche Telekom AG                   2,265,452
     95,789 RWE AG                                4,285,505
                                              -------------
                                                  8,038,539
                                              -------------
            HONG KONG -- 2.0%
    128,320 CLP Holdings Ltd.                     1,090,564
    152,530 Power Assets Holdings Ltd.            1,295,336
    230,480 Television Broadcasts Ltd.            1,703,175
                                              -------------
                                                  4,089,075
                                              -------------
            ITALY -- 1.9%
     95,239 ENI S.p.A                             2,083,024
  1,903,231 Telecom Italia S.p.A                  1,907,682
                                              -------------
                                                  3,990,706
                                              -------------
            JAPAN -- 1.6%
     38,900 Eisai Co., Ltd.                       1,754,587
     25,800 Ono Pharmaceutical Co., Ltd.          1,588,532
                                              -------------
                                                  3,343,119
                                              -------------
            JERSEY -- 1.1%
    209,157 UBM PLC                               2,367,611
                                              -------------
            NETHERLANDS -- 1.7%
    231,371 Koninklijke (Royal) KPN N.V.          1,767,884
     45,293 Koninklijke Boskalis Westminster
               N.V.                               1,637,272
                                              -------------
                                                  3,405,156
                                              -------------
            NEW ZEALAND -- 3.5%
    428,010 Fletcher Building Ltd.                2,472,508
  2,379,991 Telecom Corp. of New Zealand
               Ltd.                               4,694,652
                                              -------------
                                                  7,167,160
                                              -------------
            PORTUGAL -- 0.9%
    679,320 EDP-Energias de Portugal S.A.         1,869,880
                                              -------------
            SINGAPORE -- 2.3%
    188,500 Keppel Corp. Ltd.                     1,751,059
    990,000 StarHub Ltd.                          3,000,978
                                              -------------
                                                  4,752,037
                                              -------------


Page 38                 See Notes to Financial Statements

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND

SEPTEMBER 30, 2012

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) (CONTINUED)
            SPAIN -- 3.8%
     43,348 ACS Actividades de Construccion
               y Servicios S.A.               $     892,940
    339,417 Banco Santander S.A.                  2,527,592
     89,493 Gas Natural SDG S.A.                  1,266,758
    457,805 Mapfre S.A.                           1,254,260
    148,548 Telefonica S.A.                       1,980,500
                                              -------------
                                                  7,922,050
                                              -------------
            SWEDEN -- 5.1%
    168,916 NCC AB, Class B                       3,216,933
    654,890 Peab AB                               3,060,700
     58,066 Svenska Handelsbanken AB,
               Class A                            2,175,442
    275,773 TeliaSonera AB                        1,984,921
                                              -------------
                                                 10,437,996
                                              -------------
            SWITZERLAND -- 2.4%
      5,069 Swisscom AG                           2,037,302
     11,781 Zurich Insurance Group AG             2,933,663
                                              -------------
                                                  4,970,965
                                              -------------
            UNITED KINGDOM -- 11.9%
    417,301 Amlin PLC                             2,719,023
     38,924 AstraZeneca PLC                       1,857,355
  6,762,144 Cable & Wireless Communications
               PLC                                3,939,771
    236,554 Carillion PLC                         1,035,189
    417,743 Halfords Group PLC                    1,757,938
  2,446,295 Hays PLC                              3,045,672
    129,420 Provident Financial PLC               2,869,405
  1,567,108 RSA Insurance Group PLC               2,796,283
     56,098 Severn Trent PLC                      1,520,961
    101,970 Tate & Lyle PLC                       1,095,823
    172,209 United Utilities Group PLC            1,991,081
                                              -------------
                                                 24,628,501
                                              -------------
            UNITED STATES -- 14.2%
     61,387 Altria Group, Inc.                    2,049,712
     36,946 American Electric Power Co., Inc.     1,623,407
     63,008 AT&T, Inc.                            2,375,402
     62,631 CenterPoint Energy, Inc.              1,334,040
     66,369 CenturyLink, Inc.                     2,681,308
     21,200 Consolidated Edison, Inc.             1,269,668
     26,575 DTE Energy Co.                        1,592,905
     40,795 Eli Lilly & Co.                       1,934,091
     34,130 FirstEnergy Corp.                     1,505,133
     32,133 Integrys Energy Group, Inc.           1,677,343
     13,084 Lorillard, Inc.                       1,523,632
     36,052 MeadWestvaco Corp.                    1,103,191
     35,246 Microchip Technology, Inc.            1,153,954
     87,953 Pepco Holdings, Inc.                  1,662,312
    150,135 R.R. Donnelley & Sons Co.             1,591,431
     32,084 SCANA Corp.                           1,548,695
     29,971 Southern (The) Co.                    1,381,363
     77,302 TECO Energy, Inc.                     1,371,337
                                              -------------
                                                 29,378,924
                                              -------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            TOTAL COMMON STOCKS -- 97.9%      $ 201,940,205
            (Cost $195,912,659)               -------------

            PREFERRED STOCK -- 1.7%
            GERMANY -- 1.7%
    134,354 ProSiebenSat.1 Media AG               3,384,834
            (Cost $2,616,685)                 -------------

            TOTAL INVESTMENTS -- 99.6%          205,325,039
            (Cost $198,529,344) (b)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.4%                    904,336
                                              -------------
            NET ASSETS -- 100.0%              $ 206,229,375
                                              =============


(a) Portfolio securities are categorized based upon their country of incorporation.

(b) Aggregate cost for federal income tax purposes is $202,149,029. As of September 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $17,083,540 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $13,907,530.


-------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*       $201,940,205     $    --      $     --
Preferred Stock*        3,384,834          --            --
                     --------------------------------------
Total Investments    $205,325,039     $    --      $     --
                     ======================================

* See Portfolio of Investments for country breakout.


                       See Notes to Financial Statements                 Page 39

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND

SEPTEMBER 30, 2012

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their -current value. As of September 30, 2012, the Fund transferred common stocks valued at $68,669,246 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices that were previously fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on September 30, 2011 exceeding a certain threshold.

                                                    % OF
INDUSTRY                                         NET ASSETS
-----------------------------------------------------------
Diversified Telecommunication Services              20.9%
Insurance                                            7.7
Commercial Banks                                     7.1
Electric Utilities                                   6.4
Construction & Engineering                           6.3
Multi-Utilities                                      6.3
Media                                                4.8
Oil, Gas & Consumable Fuels                          4.2
Pharmaceuticals                                      3.5
Real Estate Investment Trusts                        3.2
Real Estate Management & Development                 2.3
Wireless Telecommunication Services                  2.2
Construction Materials                               2.1
Food & Staples Retailing                             1.7
Tobacco                                              1.7
Water Utilities                                      1.7
Professional Services                                1.5
Communications Equipment                             1.4
Consumer Finance                                     1.4
Machinery                                            1.4
Multiline Retail                                     1.4
Chemicals                                            1.2
Transportation Infrastructure                        1.1
Energy Equipment & Services                          0.9
Office Electronics                                   0.9
Specialty Retail                                     0.9
Trading Companies & Distributors                     0.9
Commercial Services & Supplies                       0.8
Industrial Conglomerates                             0.8
Textiles, Apparel & Luxury Goods                     0.7
Gas Utilities                                        0.6
Semiconductors & Semiconductor Equipment             0.6
Food Products                                        0.5
Paper & Forest Products                              0.5
-----------------------------------------------------------
TOTAL INVESTMENTS                                   99.6
NET OTHER ASSETS AND LIABILITIES                     0.4
                                                -----------
TOTAL                                              100.0%
                                                ===========


Page 40                 See Notes to Financial Statements

FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2012

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) -- 99.9%
            AUSTRALIA -- 6.1%
     12,184 AGL Energy Ltd.                   $     189,198
  3,932,665 Infigen Energy (b)                    1,081,030
                                              -------------
                                                  1,270,228
                                              -------------
            BERMUDA -- 2.8%
 23,132,893 China WindPower Group Ltd.              593,683
                                              -------------
            BRAZIL -- 1.0%
     35,500 Centrais Eletricas Brasileiras
               S.A., ADR                            210,515
                                              -------------
            CAYMAN ISLANDS -- 0.2%
    169,118 China High Speed Transmission
               Equipment Group Co., Ltd. (b)         49,727
                                              -------------
            CHINA -- 7.4%
  2,092,094 China Longyuan Power Group
               Corp., Class H                     1,376,014
    356,416 China Suntien Green Energy Corp.,
               Class H                               65,270
    129,810 Harbin Electric Co., Ltd.,
               Class H                               99,776
                                              -------------
                                                  1,541,060
                                              -------------
            DENMARK -- 11.1%
    395,066 Greentech Energy Systems A/S (b)        878,454
    203,156 Vestas Wind Systems A/S (b)           1,444,136
                                              -------------
                                                  2,322,590
                                              -------------
            FRANCE -- 3.8%
      7,773 Alstom S.A.                             272,541
    282,601 Theolia SA (b)                          515,682
                                              -------------
                                                    788,223
                                              -------------
            GERMANY -- 13.4%
     16,594 E. ON AG                                393,750
    288,536 Nordex SE (b)                         1,171,675
    216,193 PNE Wind AG                             569,528
      6,676 RWE AG                                  298,677
      3,639 Siemens AG, ADR                         364,446
                                              -------------
                                                  2,798,076
                                              -------------
            GREECE -- 0.7%
     52,932 Terna Energy S.A.                       137,401
                                              -------------
            ITALY -- 1.0%
    126,450 Enel Green Power S.p.A                  213,843
                                              -------------
            JAPAN -- 4.8%
        612 Japan Wind Development Co.,
               Ltd. (b)                             766,961
     17,200 Mitsui & Co., Ltd.                      241,999
                                              -------------
                                                  1,008,960
                                              -------------
            PORTUGAL -- 1.1%
     81,546 EDP-Energias de Portugal S.A.           224,462
                                              -------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            SOUTH KOREA -- 0.3%
     18,090 Dongkuk Structure & Construction
               Co., Ltd. (b)                  $      59,409
                                              -------------
            SPAIN -- 24.2%
      3,468 Acciona S.A.                            197,381
    383,073 EDP Renovaveis S.A. (b)               1,715,553
     15,187 Endesa S.A.                             291,765
    605,317 Gamesa Corp. Tecnologica S.A.         1,272,583
    346,088 Iberdrola S.A.                        1,569,044
                                              -------------
                                                  5,046,326
                                              -------------
            SWEDEN -- 6.1%
    131,590 Arise Windpower AB (b)                  540,880
    124,599 Eolus Vind AB, Class B                  464,723
     12,025 SKF AB, Class B                         259,399
                                              -------------
                                                  1,265,002
                                              -------------
            SWITZERLAND -- 0.6%
      3,671 BKW AG                                  135,052
                                              -------------
            UNITED KINGDOM -- 3.2%
      7,827 BP PLC, ADR                             331,552
      4,717 Royal Dutch Shell PLC, ADR              327,407
                                              -------------
                                                    658,959
                                              -------------
            UNITED STATES -- 12.1%
     19,010 AES (The) Corp. (b)                     208,540
      5,905 Allegheny Technologies, Inc.            188,370
      3,983 Alliant Energy Corp.                    172,822
     15,176 American Superconductor Corp. (b)        62,980
     59,780 Capstone Turbine Corp. (b)               59,780
      4,294 Duke Energy Corp.                       278,251
     10,785 Federal-Mogul Corp. (b)                  98,683
     15,532 General Electric Co.                    352,732
      5,302 Kaydon Corp.                            118,447
      4,455 NextEra Energy, Inc.                    313,320
     11,232 NRG Energy, Inc.                        240,253
      5,368 Otter Tail Corp.                        128,080
      4,762 Trinity Industries, Inc.                142,717
      3,137 Woodward, Inc.                          106,595
      7,186 Zoltek Cos., Inc. (b)                    55,260
                                              -------------
                                                  2,526,830
                                              -------------

            TOTAL INVESTMENTS -- 99.9%           20,850,346
            (Cost $42,362,931) (c)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.1%                     11,957
                                              -------------
            NET ASSETS -- 100.0%              $  20,862,303
                                              =============


                       See Notes to Financial Statements                 Page 41

FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND

SEPTEMBER 30, 2012

(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) Aggregate cost for federal income tax purposes is $47,314,506. As of September 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $408,166 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $26,872,326.

ADR - American Depositary Receipt


-------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*        $20,850,346     $    --      $     --
                      =====================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of September 30, 2012, the Fund transferred common stocks valued at $13,243,990 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices that were previously fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on September 30, 2011 exceeding a certain threshold.

                                                    % OF
INDUSTRY                                         NET ASSETS
-----------------------------------------------------------
Independent Power Producers & Energy Traders        38.7%
Electrical Equipment                                21.2
Electric Utilities                                  19.7
Multi-Utilities                                      5.0
Oil, Gas & Consumable Fuels                          3.5
Industrial Conglomerates                             3.4
Machinery                                            3.0
Construction & Engineering                           2.5
Trading Companies & Distributors                     1.2
Metals & Mining                                      0.9
Auto Components                                      0.5
Chemicals                                            0.3
-----------------------------------------------------------
TOTAL INVESTMENTS                                   99.9
NET OTHER ASSETS AND LIABILITIES                     0.1
                                                -----------
TOTAL                                              100.0%
                                                ===========


Page 42                 See Notes to Financial Statements

FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2012

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) -- 99.8%
            AUSTRALIA -- 2.9%
     22,181 Leighton Holdings Ltd.            $     382,399
     58,289 NRW Holdings Ltd.                       123,950
                                              -------------
                                                    506,349
                                              -------------
            CANADA -- 4.1%
     12,101 SNC-Lavalin Group, Inc.                 467,127
      7,232 Stantec, Inc.                           246,437
                                              -------------
                                                    713,564
                                              -------------
            CAYMAN ISLANDS -- 1.4%
    209,093 China State Construction
               International Holdings Ltd.          245,927
                                              -------------
            CHINA -- 4.3%
    443,632 China Communications
               Construction Co., Ltd.               358,725
    899,316 China Railway Group Ltd.                393,173
                                              -------------
                                                    751,898
                                              -------------
            EGYPT -- 1.7%
      6,545 Orascom Construction Industries,
               GDR (b)                              304,670
                                              -------------
            FINLAND -- 1.6%
     14,971 YIT Oyj                                 287,230
                                              -------------
            FRANCE -- 6.5%
     17,511 Bouygues S.A.                           427,548
      6,910 Eiffage S.A.                            226,787
     11,660 Vinci S.A.                              496,634
                                              -------------
                                                  1,150,969
                                              -------------
            GERMANY -- 1.3%
      4,838 Hochtief AG (b)                         226,674
                                              -------------
            ITALY -- 1.3%
      6,242 Astaldi S.p.A                            40,508
     45,971 Impregilo S.p.A                         186,913
                                              -------------
                                                    227,421
                                              -------------
            JAPAN -- 19.8%
     26,000 CHIYODA Corp.                           404,459
     17,400 COMSYS Holdings Corp.                   242,806
     16,000 JGC Corp.                               534,085
    122,000 KAJIMA Corp.                            332,983
     23,000 KANDENKO Co., Ltd.                      109,931
     14,000 KINDEN Corp.                             88,263
      8,700 KYOWA EXEO Corp.                        102,786
      5,000 Maeda Corp.                              23,834
      5,000 Maeda Road Construction Co., Ltd.        65,287
     85,000 OBAYASHI Corp.                          387,750
      5,000 OKUMURA Corp.                            16,466
     56,500 Penta-Ocean Construction Co., Ltd.      136,834
     79,000 SHIMIZU Corp.                           266,235
      2,400 SHO-BOND Holdings Co., Ltd.              83,803
    122,000 TAISEI Corp.                            350,179


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            JAPAN (CONTINUED)
     13,000 TODA Corp.                        $      39,147
     12,000 TOSHIBA Plant Systems &
               Services Corp.                       159,918
     32,000 Toyo Engineering Corp.                  143,516
                                              -------------
                                                  3,488,282
                                              -------------
            NETHERLANDS -- 7.6%
      6,985 Arcadis N.V.                            147,836
     11,541 Chicago Bridge & Iron Co. N.V.,
               ADR                                  439,596
     36,617 Koninklijke BAM Groep N.V.              111,943
      8,804 Koninklijke Boskalis Westminster
               N.V.                                 318,251
     12,020 Royal Imtech N.V.                       317,267
                                              -------------
                                                  1,334,893
                                              -------------
            NORWAY -- 3.0%
     26,760 Aker Solutions ASA                      506,810
      2,027 Veidekke ASA                             15,957
                                              -------------
                                                    522,767
                                              -------------
            PANAMA -- 2.4%
     35,213 McDermott International, Inc. (b)       430,303
                                              -------------
            SPAIN -- 7.4%
     23,684 ACS Actividades de Construccion
               y Servicios S.A.                     487,875
     12,420 Obrascon Huarte Lain S.A.               286,488
     95,495 Sacyr Vallehermoso S.A. (b)             205,058
      6,809 Tecnicas Reunidas S.A.                  316,571
                                              -------------
                                                  1,295,992
                                              -------------
            SWEDEN -- 4.9%
     11,822 NCC AB, Class B                         225,145
     31,001 Peab AB                                 144,887
     30,073 Skanska AB                              486,658
                                              -------------
                                                    856,690
                                              -------------
            SWITZERLAND -- 2.8%
     20,426 Foster Wheeler AG (b)                   489,407
                                              -------------
            UNITED KINGDOM -- 5.4%
     25,919 AMEC PLC                                479,648
     66,290 Balfour Beatty PLC                      325,097
      5,594 Galliford Try PLC                        65,942
      6,917 WS Atkins PLC                            81,371
                                              -------------
                                                    952,058
                                              -------------
            UNITED STATES -- 21.4%
     16,464 AECOM Technology Corp. (b)              348,378
      6,512 Dycom Industries, Inc. (b)               93,642
      8,230 EMCOR Group, Inc.                       234,884
      9,617 Fluor Corp.                             541,245
      6,683 Granite Construction, Inc.              191,936
     12,200 Jacobs Engineering Group, Inc. (b)      493,246
     16,974 KBR, Inc.                               506,165


                       See Notes to Financial Statements                 Page 43

FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND

SEPTEMBER 30, 2012

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) (CONTINUED)
            UNITED STATES (CONTINUED)
     18,734 Quanta Services, Inc. (b)         $     462,730
     11,479 Shaw Group (The), Inc. (b)              500,714
      3,755 Tutor Perini Corp. (b)                   42,957
     10,076 URS Corp.                               355,784
                                              -------------
                                                  3,771,681
                                              -------------

            TOTAL INVESTMENTS -- 99.8%           17,556,775
            (Cost $22,034,079) (c)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.2%                     33,816
                                              -------------
            NET ASSETS -- 100.0%              $  17,590,591
                                              =============


(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) Aggregate cost for federal income tax purposes is $22,138,249. As of September 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $882,598 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,464,072.

ADR - American Depositary Receipt
GDR - Global Depositary Receipt


-------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*        $17,556,775     $    --      $     --
                      =====================================

* See Portfolio of Investments for country breakout.


All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of September 30, 2012, the Fund transferred common stocks valued at $11,288,514 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices that were previously fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on September 30, 2011 exceeding a certain threshold.

                                                    % OF
INDUSTRY                                         NET ASSETS
-----------------------------------------------------------
Construction & Engineering                          88.1%
Energy Equipment & Services                          9.8
Professional Services                                1.9
-----------------------------------------------------------
TOTAL INVESTMENTS                                   99.8
NET OTHER ASSETS AND LIABILITIES                     0.2
                                                -----------
TOTAL                                              100.0%
                                                ===========


Page 44                   See Notes to Financial Statements

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2012

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) -- 99.9%
            FRANCE -- 9.0%
      6,874 Alstom S.A.                       $     241,020
     15,820 Schneider Electric S.A.                 936,275
                                              -------------
                                                  1,177,295
                                              -------------
            GERMANY -- 6.1%
      2,618 Siemens AG                              261,100
     15,241 SMA Solar Technology AG                 533,018
                                              -------------
                                                    794,118
                                              -------------
            IRELAND -- 2.0%
      3,504 Cooper Industries PLC                   263,010
                                              -------------
            ITALY -- 7.8%
     56,608 Prysmian S.p.A                        1,009,688
                                              -------------
            JAPAN -- 1.7%
     19,000 NGK Insulators Ltd.                     227,640
                                              -------------
            SPAIN -- 8.3%
     22,709 Red Electrica Corp. S.A.              1,076,677
                                              -------------
            SWITZERLAND -- 7.9%
     55,127 ABB Ltd.                              1,033,961
                                              -------------
            UNITED KINGDOM -- 4.0%
     64,047 Melrose PLC                             250,492
     24,194 National Grid PLC                       266,838
                                              -------------
                                                    517,330
                                              -------------
            UNITED STATES -- 53.1%
      1,123 Acorn Energy, Inc.                       10,017
     39,330 Advanced Energy Industries, Inc.
               (b)                                  484,546
     82,303 American Superconductor
               Corp. (b) (c)                        341,557
      1,703 AZZ, Inc.                                64,680
      1,741 Digi International, Inc. (b)             17,689
     65,295 Echelon Corp. (b)                       250,733
     46,613 EnerNOC, Inc. (b)                       605,037
     13,976 ESCO Technologies, Inc.                 542,968
     17,184 General Cable Corp. (b)                 504,866
     12,074 General Electric Co.                    274,200
      3,289 Hubbell, Inc., Class B                  265,554
      7,247 ITC Holdings Corp.                      547,728
     11,658 Itron, Inc. (b)                         503,043
      4,079 MasTec, Inc. (b)                         80,356
     25,171 MYR Group, Inc. (b)                     502,161
     87,806 Power-One, Inc. (b)                     491,714
     42,508 Quanta Services, Inc. (b)             1,049,948
      1,577 Valmont Industries, Inc.                207,375
      2,947 WESCO International, Inc. (b)           168,568
                                              -------------
                                                  6,912,740
                                              -------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            TOTAL COMMON STOCKS -- 99.9%      $  13,012,459
            (Cost $13,467,718)                -------------

            INVESTMENTS OF COLLATERAL FOR
               SECURITIES LOANED -- 0.6%
            MONEY MARKET FUND -- 0.1%
     16,162 Goldman Sachs Financial Square
               Treasury Instruments Fund,
               0.001% (d)                            16,162
            (Cost $16,162)                    -------------

  PRINCIPAL
    VALUE
------------


            REPURCHASE AGREEMENT -- 0.5%
    $63,021 JPMorgan Chase & Co., 0.10% (d),
               dated 09/28/12, due 10/01/12, with
               a maturity value of $63,021.
               Collateralized by U.S. Treasury
               Note, interest rate of 3.625%, due
               12/31/12. The value of the
               collateral including accrued
               interest is $64,272.                  63,021
            (Cost $63,021)                    -------------
            TOTAL INVESTMENTS OF COLLATERAL
               FOR SECURITIES LOANED - 0.6%          79,183
            (Cost $79,183)                    -------------

            TOTAL INVESTMENTS -- 100.5%          13,091,642
            (Cost $13,546,901) (e)
            NET OTHER ASSETS AND
             LIABILITIES -- (0.5)%                  (65,960)
                                              -------------
            NET ASSETS -- 100.0%              $  13,025,682
                                              =============


(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) All or a portion of this security is on loan. (See Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $76,999 and the total value of the collateral held by the Fund is $79,183.

(d)   Interest rate shown reflects yield as of September 30, 2012.

(e) Aggregate cost for federal income tax purposes is $13,732,595. As of September 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,183,980 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,824,933.


                      See Notes to Financial Statements                  Page 45

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND

SEPTEMBER 30, 2012

-------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*        $13,012,459  $        --    $      --
Money Market Fund          16,162           --           --
Repurchase Agreement           --       63,021           --
                      -------------------------------------
Total Investments     $13,028,621  $    63,021    $      --
                      =====================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of September 30, 2012, the Fund transferred common stocks valued at $5,351,893 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices that were previously fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on September 30, 2011 exceeding a certain threshold.

                                                    % OF
INDUSTRY                                         NET ASSETS
-----------------------------------------------------------
Electrical Equipment                                35.8%
Construction & Engineering                          12.5
Electric Utilities                                  12.5
Electronic Equipment, Instruments & Components       9.6
Machinery                                            9.4
Semiconductors & Semiconductor Equipment             7.8
Commercial Services & Supplies                       4.7
Industrial Conglomerates                             4.1
Multi-Utilities                                      2.1
Trading Companies & Distributors                     1.3
Repurchase Agreement                                 0.5
Communications Equipment                             0.1
Money Market Fund                                    0.1
-----------------------------------------------------------
TOTAL INVESTMENTS                                  100.5
NET OTHER ASSETS AND LIABILITIES                    (0.5)
                                                -----------
TOTAL                                              100.0%
                                                ===========


Page 46                 See Notes to Financial Statements

FIRST TRUST ISE GLOBAL COPPER INDEX FUND

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2012

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) -- 99.5%
            AUSTRALIA -- 4.6%
  1,475,169 Aditya Birla Minerals Ltd.        $     742,145
    185,758 Oz Minerals Ltd.                      1,300,637
                                              -------------
                                                  2,042,782
                                              -------------
            CANADA -- 34.1%
    478,286 Capstone Mining Corp. (b)             1,235,730
    218,641 Copper Mountain Mining Corp. (b)        749,487
     86,962 First Quantum Minerals Ltd.           1,853,173
    136,242 HudBay Minerals, Inc.                 1,341,494
    107,293 Imperial Metals Corp. (b)             1,363,126
     37,059 Inmet Mining Corp.                    1,761,537
    726,285 Katanga Mining Ltd. (b)                 317,671
    253,420 Lundin Mining Corp. (b)               1,294,038
  1,735,175 Mercator Minerals Ltd. (b)            1,076,652
    209,467 Northern Dynasty Minerals Ltd. (b     ) 959,359
    403,020 Taseko Mines Ltd. (b)                 1,346,087
    210,439 Turquoise Hill Resources Ltd. (b)     1,791,653
                                              -------------
                                                 15,090,007
                                              -------------
            CHINA -- 6.2%
  1,080,054 Jiangxi Copper Co., Ltd., Class H     2,735,636
                                              -------------
            PERU -- 5.0%
     53,368 Sociedad Minera Cerro Verde
               S.A.A. (b)                         2,220,109
                                              -------------
            POLAND -- 4.6%
     42,260 KGHM Polska Miedz S.A.                2,011,658
                                              -------------
            RUSSIA -- 4.4%
    122,062 MMC Norilsk Nickel OJSC, ADR          1,946,889
                                              -------------
            SOUTH AFRICA -- 1.8%
     73,576 Palabora Mining Co., Ltd.               786,767
                                              -------------
            TURKEY -- 1.9%
    226,553 Park Elektrik Madencilik Tekstil
               Sanayi ve Ticaret A.S.               844,571
                                              -------------
            UNITED KINGDOM -- 25.4%
    126,780 Antofagasta PLC                       2,583,628
    165,236 Kazakhmys PLC                         1,847,755
     51,666 Rio Tinto PLC, ADR                    2,415,902
    117,181 Vedanta Resources PLC                 1,947,119
    159,476 Xstrata PLC                           2,465,779
                                              -------------
                                                 11,260,183
                                              -------------
            UNITED STATES -- 11.5%
     64,437 Freeport-McMoRan Copper &
               Gold, Inc.                         2,550,417
     74,420 Southern Copper Corp.                 2,557,071
                                              -------------
                                                  5,107,488
                                              -------------


            DESCRIPTION                               VALUE
-----------------------------------------------------------
            TOTAL INVESTMENTS -- 99.5%        $  44,046,090
            (Cost $63,394,163) (c)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.5%                    234,985
                                              -------------
            NET ASSETS -- 100.0%              $  44,281,075
                                              =============


(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) Aggregate cost for federal income tax purposes is $65,435,744. As of September 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $377,777 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $21,767,431.

ADR - American Depositary Receipt


-------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*        $44,046,090     $     --     $     --
                      =====================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of September 30, 2012, the Fund transferred common stocks valued at $14,363,517 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices that were previously fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on September 30, 2011 exceeding a certain threshold.

                                                    % OF
INDUSTRY                                         NET ASSETS
-----------------------------------------------------------
Metals & Mining                                     99.5%
-----------------------------------------------------------
TOTAL INVESTMENTS                                   99.5
NET OTHER ASSETS AND LIABILITIES                     0.5
                                                -----------
TOTAL                                              100.0%
                                                ===========


                      See Notes to Financial Statements                  Page 47

FIRST TRUST ISE GLOBAL PLATINUM INDEX FUND

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2012

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) -- 96.5%
            BERMUDA -- 8.4%
    570,403 Aquarius Platinum Ltd. (b)        $     384,555
    745,752 Nkwe Platinum Ltd. (b)                   61,885
  1,415,162 Sylvania Platinum Ltd. (b)              277,082
                                              -------------
                                                    723,522
                                              -------------
            CANADA -- 14.3%
    103,459 Atlatsa Resources Corp. (b)              23,796
  2,102,524 Eastern Platinum Ltd. (b)               384,960
    122,764 Noront Resources Ltd. (b)                44,955
    199,215 North American Palladium Ltd. (b)       378,508
    202,437 Platinum Group Metals Ltd. (b)          210,035
    160,379 PolyMet Mining Corp. (b)                186,040
                                              -------------
                                                  1,228,294
                                              -------------
            CHINA -- 3.6%
  1,716,537 Xinjiang Xinxin Mining Industry
               Co., Ltd., Class H                   309,922
                                              -------------
            GUERNSEY -- 0.6%
      5,063 Zimplats Holdings Ltd. (b)               47,214
                                              -------------
            HONG KONG -- 4.7%
  1,062,320 MMG Ltd. (b)                            406,896
                                              -------------
            JAPAN -- 4.9%
     14,500 Furuya Metal Co., Ltd.                  417,683
                                              -------------
            RUSSIA -- 7.2%
     38,674 MMC Norilsk Nickel OJSC, ADR            616,850
                                              -------------
            SOUTH AFRICA -- 34.3%
     31,090 African Rainbow Minerals Ltd.           608,801
     12,225 Anglo American Platinum Ltd.            628,656
     37,655 Impala Platinum Holdings Ltd.           628,865
    117,168 Northam Platinum Ltd.                   422,610
     69,022 Royal Bafokeng Platinum Ltd. (b)        405,524
  2,409,068 Wesizwe Platinum Ltd. (b)               251,819
                                              -------------
                                                  2,946,275
                                              -------------
            UNITED KINGDOM -- 14.0%
          4 Ironveld PLC (b) 0

     15,739 Johnson Matthey PLC                     613,274
     65,900 Lonmin PLC                              593,267
                                              -------------
                                                  1,206,541
                                              -------------
            UNITED STATES -- 4.5%
     32,510 Stillwater Mining Co. (b)               383,293
                                              -------------
            TOTAL INVESTMENTS -- 96.5%            8,286,490
            (Cost $12,447,252) (c)
            NET OTHER ASSETS AND
             LIABILITIES -- 3.5%                    302,554
                                              -------------
            NET ASSETS -- 100.0%              $   8,589,044
                                              =============


(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) Aggregate cost for federal income tax purposes is $13,620,217. As of September 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $62,581 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,396,308.

ADR - American Depositary Receipt


-------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*         $8,286,490     $    --      $     --
                       ====================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of September 30, 2012, the Fund transferred common stocks valued at $3,670,524 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices that were previously fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on September 30, 2011 exceeding a certain threshold.

                                                    % OF
INDUSTRY                                         NET ASSETS
-----------------------------------------------------------
Metals & Mining                                     84.5%
Chemicals                                            7.1
Semiconductors & Semiconductor Equipment             4.9
-----------------------------------------------------------
TOTAL INVESTMENTS                                   96.5
NET OTHER ASSETS AND LIABILITIES                     3.5
                                                -----------
TOTAL                                              100.0%
                                                ===========


Page 48                 See Notes to Financial Statements

FIRST TRUST BICK INDEX FUND

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2012

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) -- 99.9%
            BRAZIL -- 23.8%
     25,903 Banco Bradesco S.A., ADR          $     416,261
     34,825 Banco do Brasil S.A.                    426,025
     55,200 Banco Santander Brasil S.A., ADR        406,824
     73,536 BM&F BOVESPA S.A.                       442,903
     25,564 BRF- Brasil Foods S.A.                  438,204
     54,868 CCR S.A.                                488,257
     10,369 Cia Brasileira de Distribuicao
               Grupo PAO de Acucar, Class
               Preference                           461,919
      5,874 Cia de Saneamento Basico do Estado
               de Sao Paulo, ADR                    477,028
     15,674 Cielo S.A.                              390,758
     12,001 Companhia de Bebidas das Americas,
               ADR                                  459,278
     34,767 Companhia Energetica de Minas
               Gerais, ADR                          421,376
     67,738 Companhia Siderurgica Nacional
               S.A., ADR                            381,365
     16,171 Embraer S.A., ADR                       430,472
     44,245 Gerdau S.A., ADR                        420,770
     26,364 Itau Unibanco Holding S.A., ADR         402,842
     89,686 Itausa-Investimentos Itau S.A.,
               Class Preference                     399,489
     17,545 Natura Cosmeticos S.A.                  475,137
    141,981 OGX Petroleo e Gas Participacoes
               S.A. (b)                             433,524
    111,190 Oi S.A. Class Preference                447,557
     18,994 Petroleo Brasileiro S.A., ADR           435,722
     34,320 Souza Cruz S.A.                         459,970
     20,196 Telefonica Brasil S.A., ADR             439,061
     22,133 Tim Participacoes S.A., ADR             425,396
     77,487 Usinas Siderurgicas de Minas
               Gerais S.A., Class Preference        389,490
     23,722 Vale S.A., ADR                          424,624
                                              -------------
                                                 10,794,252
                                              -------------
            CAYMAN ISLANDS -- 5.1%
      3,972 Baidu, Inc., ADR (b)                    464,009
  1,109,000 Evergrande Real Estate Group Ltd.       439,078
      8,888 NetEase, Inc., ADR (b)                  498,972
      6,797 SINA Corp. (b)                          439,630
     13,899 Tencent Holdings Ltd.                   473,574
                                              -------------
                                                  2,315,263
                                              -------------
            CHINA -- 17.9%
  1,215,169 Agricultural Bank of China Ltd.,
               Class H                              473,277
    150,140 Anhui Conch Cement Co., Ltd.,
               Class H                              467,611
  1,206,946 Bank of China Ltd., Class H             459,178
    484,540 China Coal Energy Co., Class H          442,420
    688,620 China Construction Bank Corp.,
               Class H                              477,786


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            CHINA (CONTINUED)
    155,411 China Life Insurance Co., Ltd.,
               Class H                        $     448,953
    270,929 China Merchants Bank Co., Ltd.,
               Class H                              456,321
    553,500 China Minsheng Banking Corp.,
               Ltd., Class H                        436,858
    149,991 China Pacific Insurance Group Co.,
               Ltd., Class H                        453,607
    486,883 China Petroleum & Chemical Corp.,
               Class H                              454,605
    113,533 China Shenhua Energy Co., Ltd.,
               Class H                              440,717
    725,662 China Telecom Corp., Ltd.,
               Class H                              419,260
    343,577 Dongfeng Motor Group Co., Ltd.,
               Class H                              401,000
    803,692 Industrial & Commercial Bank of
               China, Class H                       474,708
    359,106 PetroChina Co., Ltd., Class H           470,530
    374,000 PICC Property & Casualty Co.,
               Ltd., Class H                        459,177
     59,459 Ping An Insurance (Group) Co. of
               China Ltd., Class H                  449,352
    294,868 Yanzhou Coal Mining Co., Ltd.,
               Class H                              449,486
                                              -------------
                                                  8,134,846
                                              -------------
            HONG KONG -- 2.0%
    227,046 CNOOC Ltd.                              465,567
    560,000 Lenovo Group Ltd.                       463,655
                                              -------------
                                                    929,222
                                              -------------
            INDIA -- 24.3%
     47,104 Axis Bank Ltd., GDR                   1,003,315
     27,748 Dr. Reddy's Laboratories Ltd.,
               ADR                                  856,303
     23,780 HDFC Bank Ltd., ADR                     893,652
     23,127 ICICI Bank Ltd., ADR                    928,318
     18,343 Infosys Ltd., ADR                       890,369
     31,931 Larsen & Toubro Ltd., GDR               956,972
     61,979 Mahindra & Mahindra Ltd., GDR           994,763
     28,317 Reliance Industries Ltd., GDR           891,419
     11,411 State Bank of India, GDR                983,058
    115,001 Sterlite Industries (India) Ltd.,
               ADR                                  872,858
     34,758 Tata Motors Ltd., ADR                   892,585
     98,243 Wipro Ltd., ADR                         879,275
                                              -------------
                                                 11,042,887
                                              -------------
            MAURITIUS -- 2.0%
     52,060 MakeMyTrip Ltd. (b)                     886,582
                                              -------------


                      See Notes to Financial Statements                  Page 49

FIRST TRUST BICK INDEX FUND

SEPTEMBER 30, 2012

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) (CONTINUED)
            SOUTH KOREA -- 24.8%
     14,070 Hana Financial Group, Inc.        $     431,053
      1,996 Honam Petrochemical Corp.               476,810
      7,236 Hyundai Engineering & Construction
               Co., Ltd.                            439,463
      1,973 Hyundai Heavy Industries Co., Ltd.      448,238
      1,606 Hyundai Mobis                           448,670
      2,085 Hyundai Motor Co.                       472,744
     12,665 KB Financial Group, Inc.                452,393
      6,741 Kia Motors Corp.                        420,924
      1,574 LG Chem Ltd.                            469,470
     18,100 LG Display Co., Ltd. (b)                461,691
      6,777 LG Electronics, Inc.                    420,733
      1,914 NCsoft Corp.                            409,002
      1,836 NHN Corp.                               479,887
      1,350 POSCO                                   443,957
      7,329 Samsung C&T Corp.                       435,220
      5,289 Samsung Electro-Mechanics Co.,
               Ltd.                                 458,744
        754 Samsung Electronics Co., Ltd., GDR      453,908
        384 Samsung Electronics Co., Ltd.           465,046
     13,150 Samsung Heavy Industries Co., Ltd.      446,053
      3,420 Samsung SDI Co., Ltd.                   487,725
     13,699 Shinhan Financial Group Co., Ltd.       467,757
     22,350 SK Hynix, Inc. (b)                      457,487
      2,915 SK Innovation Co., Ltd.                 441,935
     30,969 SK Telecom Co., Ltd., ADR               450,289
      4,685 S-Oil Corp.                             446,823
                                              -------------
                                                 11,286,022
                                              -------------

            TOTAL INVESTMENTS -- 99.9%           45,389,074
            (Cost $50,301,224) (c)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.1%                     49,282
                                              -------------
            NET ASSETS -- 100.0%              $  45,438,356
                                              =============


(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) Aggregate cost for federal income tax purposes is $51,578,037. As of September 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,426,356 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $8,615,319.

ADR - American Depositary Receipt
GDR - Global Depositary Receipt


-------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*        $45,389,074     $     --     $     --
                      =====================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of September 30, 2012, the Fund transferred common stocks valued at $19,559,989 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices that were previously fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on September 30, 2011 exceeding a certain threshold.


Page 50                   See Notes to Financial Statements

FIRST TRUST BICK INDEX FUND

SEPTEMBER 30, 2012

                                                    % OF
INDUSTRY                                         NET ASSETS
-----------------------------------------------------------
Commercial Banks                                    22.0%
Oil, Gas & Consumable Fuels                         11.8
Automobiles                                          7.0
Metals & Mining                                      6.5
Internet Software & Services                         5.2
IT Services                                          4.7
Insurance                                            4.0
Construction & Engineering                           3.1
Electronic Equipment, Instruments & Components       3.1
Semiconductors & Semiconductor Equipment             3.0
Diversified Telecommunication Services               2.9
Chemicals                                            2.1
Machinery                                            2.0
Internet & Catalog Retail                            1.9
Pharmaceuticals                                      1.9
Wireless Telecommunication Services                  1.9
Transportation Infrastructure                        1.1
Water Utilities                                      1.1
Auto Components                                      1.0
Beverages                                            1.0
Computers & Peripherals                              1.0
Construction Materials                               1.0
Diversified Financial Services                       1.0
Food & Staples Retailing                             1.0
Food Products                                        1.0
Personal Products                                    1.0
Real Estate Management & Development                 1.0
Tobacco                                              1.0
Trading Companies & Distributors                     1.0
Aerospace & Defense                                  0.9
Electric Utilities                                   0.9
Household Durables                                   0.9
Software                                             0.9
-----------------------------------------------------------
TOTAL INVESTMENTS                                   99.9
NET OTHER ASSETS AND LIABILITIES                     0.1
                                                -----------
TOTAL                                              100.0%
                                                ===========


                      See Notes to Financial Statements                  Page 51

FIRST TRUST NASDAQ CEA SMARTPHONE INDEX FUND

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2012

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) -- 99.5%
            BERMUDA -- 1.3%
     17,798 Marvell Technology Group Ltd.     $     162,852
                                              -------------
            CANADA -- 5.5%
     46,539 Celestica, Inc. (b)                     332,288
     49,173 Research In Motion Ltd. (b)             368,798
                                              -------------
                                                    701,086
                                              -------------
            CAYMAN ISLANDS -- 2.7%
  1,040,449 Foxconn International Holdings
               Ltd. (b)                             342,162
                                              -------------
            CHINA -- 2.9%
     89,427 BYD Co., Ltd., Class H (b)              155,925
    134,036 ZTE Corp., Class H                      215,037
                                              -------------
                                                    370,962
                                              -------------
            FINLAND -- 2.7%
    132,679 Nokia Oyj, ADR                          340,985
                                              -------------
            FRANCE -- 2.5%
    152,028 Alcatel-Lucent, ADR (b)                 167,231
      5,833 France Telecom S.A.                      70,369
      3,977 Vivendi S.A.                             77,554
                                              -------------
                                                    315,154
                                              -------------
            GERMANY -- 0.6%
      6,477 Deutsche Telekom AG                      79,695
                                              -------------
            GUERNSEY -- 1.4%
      5,500 Amdocs Ltd.                             181,445
                                              -------------
            HONG KONG -- 1.3%
      7,809 China Mobile Ltd.                        86,559
     48,522 China Unicom (Hong Kong) Ltd.            79,597
                                              -------------
                                                    166,156
                                              -------------
            ITALY -- 0.6%
     73,751 Telecom Italia S.p.A                     73,924
                                              -------------
            JAPAN -- 9.1%
      1,100 KDDI Corp.                               85,418
      4,400 KYOCERA Corp.                           381,138
         49 NTT DOCOMO, Inc.                         79,490
      1,900 SOFTBANK Corp.                           76,935
     30,600 SONY Corp.                              360,346
     56,000 TOSHIBA Corp.                           179,395
                                              -------------
                                                  1,162,722
                                              -------------
            NETHERLANDS -- 2.8%
      2,199 Gemalto N.V.                            193,428
     29,191 STMicroelectronics N.V.                 157,287
                                              -------------
                                                    350,715
                                              -------------
            RUSSIA -- 0.6%
      4,128 Mobile TeleSystems, ADR                  72,323
                                              -------------
            SINGAPORE -- 4.1%
      5,178 Avago Technologies Ltd.                 180,531


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            SINGAPORE (CONTINUED)
     56,568 Flextronics International
               Ltd. (b)                       $     339,408
                                              -------------
                                                    519,939
                                              -------------
            SOUTH KOREA -- 6.4%
      5,046 KT Corp., ADR                            78,920
      5,685 LG Electronics, Inc.                    352,939
        318 Samsung Electronics Co., Ltd.           385,116
                                              -------------
                                                    816,975
                                              -------------
            SPAIN -- 0.6%
      5,506 Telefonica S.A.                          73,408
                                              -------------
            SWEDEN -- 1.4%
     19,253 Telefonaktiebolaget LM Ericsson,
               Class B                              175,419
                                              -------------
            TAIWAN -- 12.0%
    312,159 Compal Communications, Inc. (b)         340,768
     38,630 HTC Corp.                               374,262
  1,065,645 Inventec Corp.                          421,699
    323,841 Wistron Corp.                           388,872
                                              -------------
                                                  1,525,601
                                              -------------
            UNITED KINGDOM -- 2.1%
      6,838 ARM Holdings PLC, ADR                   191,327
     28,942 Vodafone Group PLC                       82,138
                                              -------------
                                                    273,465
                                              -------------
            UNITED STATES -- 38.9%
      4,866 Agilent Technologies, Inc.              187,098
      4,898 Altera Corp.                            166,458
      4,531 Analog Devices, Inc.                    177,570
        545 Apple, Inc.                             363,657
      2,150 AT&T, Inc.                               81,055
     22,167 Benchmark Electronics, Inc. (b)         338,490
      5,056 Broadcom Corp., Class A                 174,836
     10,853 CEVA, Inc. (b)                          156,066
     13,096 Ciena Corp. (b)                         178,106
      2,862 Crown Castle International Corp.(b)     183,454
        264 Google, Inc., Class A (b)               199,188
      6,719 Maxim Integrated Products, Inc.         178,860
     28,197 Micron Technology, Inc. (b)             168,759
      3,694 Motorola Solutions, Inc.                186,732
     11,144 OmniVision Technologies, Inc. (b)       155,514
      2,922 QUALCOMM, Inc.                          182,596
     43,960 RF Micro Devices, Inc. (b)              173,642
     39,876 Sanmina-SCI Corp. (b)                   338,547
      3,069 SBA Communications Corp.,
               Class A (b)                          193,040
      6,278 Skyworks Solutions, Inc. (b)            147,941
     15,898 Sprint Nextel Corp. (b)                  87,757
      6,942 Synaptics, Inc. (b)                     166,747
     49,041 Tellabs, Inc.                           173,605


Page 52                 See Notes to Financial Statements

FIRST TRUST NASDAQ CEA SMARTPHONE INDEX FUND

SEPTEMBER 30, 2012

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) (CONTINUED)
            UNITED STATES (CONTINUED)
      6,381 Texas Instruments, Inc.           $     175,797
     30,816 TriQuint Semiconductor, Inc. (b)        155,621
      1,806 Verizon Communications, Inc.             82,299
      5,220 Xilinx, Inc.                            174,400
                                              -------------
                                                  4,947,835
                                              -------------

            TOTAL INVESTMENTS -- 99.5%           12,652,823
            (Cost $15,467,100) (c)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.5%                     59,202
                                              -------------
            NET ASSETS -- 100.0%              $  12,712,025
                                              =============


(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) Aggregate cost for federal income tax purposes is $15,849,177. As of September 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $746,096 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,942,450.

ADR - American Depositary Receipt


-------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*        $12,652,823     $    --      $    --
                      ====================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of September 30, 2012, the Fund transferred common stocks valued at $4,516,547 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices that were previously fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on September 30, 2011 exceeding a certain threshold.

                                                    % OF
INDUSTRY                                         NET ASSETS
-----------------------------------------------------------
Semiconductors & Semiconductor Equipment            24.2%
Communications Equipment                            21.3
Electronic Equipment, Instruments & Components      16.3
Computers & Peripherals                             13.5
Wireless Telecommunication Services                  7.4
Household Durables                                   5.6
Diversified Telecommunication Services               5.5
Internet Software & Services                         1.6
Life Sciences Tools & Services                       1.5
IT Services                                          1.4
Automobiles                                          1.2
-----------------------------------------------------------
TOTAL INVESTMENTS                                   99.5
NET OTHER ASSETS AND LIABILITIES                     0.5
                                                -----------
TOTAL                                              100.0%
                                                ===========


                       See Notes to Financial Statements                 Page 53

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2012

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) -- 99.4%
            BERMUDA -- 1.8%
     77,704 Brilliance China Automotive
               Holdings Ltd. (b)              $      85,680
                                              -------------
            CAYMAN ISLANDS -- 0.9%
    115,000 Geely Automobile Holdings Ltd.           43,603
                                              -------------
            CHINA -- 4.1%
     28,000 AviChina Industry & Technology
               Co., Ltd., Class H                    10,652
     18,500 BYD Co., Ltd., Class H (b)               32,257
     25,872 Dongfeng Motor Group Co., Ltd.,
               Class H                               30,196
     31,712 Great Wall Motor Co., Ltd.,
               Class H                               83,635
     68,633 Guangzhou Automobile Group Co.,
               Ltd., Class H                         45,053
                                              -------------
                                                    201,793
                                              -------------
            FRANCE -- 5.2%
      8,174 Peugeot S.A. (b)                         64,599
      4,091 Renault S.A.                            191,991
                                              -------------
                                                    256,590
                                              -------------
            GERMANY -- 16.1%
      2,637 Bayerische Motoren Werke AG             192,849
      7,797 Daimler AG                              377,386
      3,699 Porsche Automobil Holding SE,
               Class Preference                     221,247
                                              -------------
                                                    791,482
                                              -------------
            ITALY -- 3.4%
     28,804 Fiat S.p.A (b)                          153,685
      5,710 Piaggio & C. S.p.A                       12,973
                                              -------------
                                                    166,658
                                              -------------
            JAPAN -- 34.0%
      5,000 Daihatsu Motor Co., Ltd.                 83,419
     18,000 Fuji Heavy Industries Ltd.              149,462
     12,100 Honda Motor Co., Ltd.                   371,652
     92,000 Mazda Motor Corp. (b)                   107,278
    128,000 Mitsubishi Motors Corp. (b)             118,093
     20,600 Nissan Motor Co., Ltd.                  175,538
      1,000 Nissan Shatai Co., Ltd.                  11,199
     10,500 Suzuki Motor Corp.                      203,838
      9,700 Toyota Motor Corp.                      377,858
      8,100 Yamaha Motor Co., Ltd.                   70,787
                                              -------------
                                                  1,669,124
                                              -------------
            MALAYSIA -- 1.8%
     26,900 UMW Holdings Berhad                      88,009
                                              -------------
            SOUTH KOREA -- 12.5%
      1,808 Hyundai Motor Co.                       409,938
      2,934 Kia Motors Corp.                        183,206
      3,770 Ssangyong Motor Co. (b)                  17,503
                                              -------------
                                                    610,647
                                              -------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            TAIWAN -- 2.3%
     21,255 China Motor Corp.                 $      20,520
     27,531 Sanyang Industrial Co., Ltd. (b)         18,925
     36,233 Yulon Motor Co., Ltd.                    72,927
                                              -------------
                                                    112,372
                                              -------------
            UNITED STATES -- 17.3%
     41,036 Ford Motor Co.                          404,615
      8,976 General Motors Co. (b)                  204,204
      4,567 Harley-Davidson, Inc.                   193,504
      1,619 Tesla Motors, Inc. (b)                   47,404
                                              -------------
                                                    849,727
                                              -------------

            TOTAL INVESTMENTS -- 99.4%            4,875,685
            (Cost $5,718,210) (c)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.6%                     27,996
                                              -------------
            NET ASSETS -- 100.0%                $ 4,903,681
                                              =============


(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) Aggregate cost for federal income tax purposes is $5,740,241. As of September 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $120,225 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $984,781.


-------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*         $4,875,685     $   --       $    --
                       ===================================

* See Portfolio of Investments for country breakout.


Page 54                   See Notes to Financial Statements

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND

SEPTEMBER 30, 2012

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of September 30, 2012, the Fund transferred common stocks valued at $2,907,055 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices that were previously fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on September 30, 2011 exceeding a certain threshold.

                                                    % OF
INDUSTRY                                         NET ASSETS
-----------------------------------------------------------
Automobiles                                         99.0%
Aerospace & Defense                                  0.2
Auto Components                                      0.2
-----------------------------------------------------------
TOTAL INVESTMENTS                                   99.4
NET OTHER ASSETS AND LIABILITIES                     0.6
                                                -----------
TOTAL                                              100.0%
                                                ===========


                       See Notes to Financial Statements                 Page 55

FIRST TRUST ISE CLOUD COMPUTING INDEX FUND

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2012

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) -- 100.1%
            CANADA -- 3.5%
     47,773 Open Text Corp. (b)               $   2,634,203
                                              -------------
            GERMANY -- 3.6%
     38,927 SAP AG, ADR                           2,776,663
                                              -------------
            INDIA -- 0.8%
     68,692 Wipro Ltd., ADR                         614,793
                                              -------------
            ISRAEL -- 0.7%
     11,391 Check Point Software
               Technologies Ltd. (b)                548,591
                                              -------------
            UNITED STATES -- 91.5%
     95,625 Acme Packet, Inc. (b)                 1,635,188
     51,679 Activision Blizzard, Inc.               582,939
     19,316 Adobe Systems, Inc. (b)                 626,997
     74,068 Akamai Technologies, Inc. (b)         2,833,842
     10,210 Amazon.com, Inc. (b)                  2,596,607
      3,049 Apple, Inc.                           2,034,476
    159,584 Aruba Networks, Inc. (b)              3,588,246
     13,989 BMC Software, Inc. (b)                  580,404
    151,456 Brightcove, Inc. (b)                  1,769,006
     24,003 CA, Inc.                                618,437
    133,349 Cisco Systems, Inc.                   2,545,632
     90,541 EMC Corp. (b)                         2,469,053
     13,357 Equinix, Inc. (b)                     2,752,210
     21,786 F5 Networks, Inc. (b)                 2,280,994
     28,568 Financial Engines, Inc. (b)             680,775
      3,843 Google, Inc., Class A (b)             2,899,544
     79,339 Hewlett-Packard Co.                   1,353,523
     52,641 Informatica Corp. (b)                 1,832,433
      9,070 International Business Machines
               Corp.                              1,881,572
     10,726 Intuit, Inc.                            631,547
     18,684 Iron Mountain, Inc.                     637,311
     25,421 j2 Global, Inc.                         834,317
    132,087 Juniper Networks, Inc. (b)            2,260,009
     59,698 Microsoft Corp.                       1,777,806
     73,556 NetApp, Inc. (b)                      2,418,521
     33,988 Netflix, Inc. (b)                     1,850,307
     28,865 NetScout Systems, Inc. (b)              736,346
     47,356 NetSuite, Inc. (b)                    3,021,313
     22,626 OPNET Technologies, Inc.                770,868
     82,140 Oracle Corp.                          2,586,589
     55,480 Polycom, Inc. (b)                       547,588
     49,118 Rackspace Hosting, Inc. (b)           3,246,209
     40,009 Red Hat, Inc. (b)                     2,278,112
     16,346 Salesforce.com, Inc. (b)              2,495,871
     32,493 Teradata Corp. (b)                    2,450,297
     83,123 TIBCO Software, Inc. (b)              2,512,808
     23,784 VMware, Inc., Class A (b)             2,300,864
    368,751 Zynga, Inc., Class A (b)              1,047,253
                                              -------------
                                                 69,965,814
                                              -------------


            DESCRIPTION                               VALUE
            -----------------------------------------------

            TOTAL INVESTMENTS -- 100.1%       $  76,540,064
            (Cost $78,107,774) (c)
            NET OTHER ASSETS AND
             LIABILITIES -- (0.1)%                  (51,917)
                                              -------------
            NET ASSETS -- 100.0%              $  76,488,147
                                              =============


(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) Aggregate cost for federal income tax purposes is $78,830,588. As of September 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $9,029,784 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $11,320,308.

ADR - American Depositary Receipt


-------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*        $76,540,064     $   --       $    --
                      ====================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between levels at September 30, 2012.

                                                    % OF
INDUSTRY                                         NET ASSETS
-----------------------------------------------------------
Software                                           36.3%
Internet Software & Services                       22.2
Communications Equipment                           16.8
Computers & Peripherals                            10.8
IT Services                                         6.5
Internet & Catalog Retail                           5.8
Capital Markets                                     0.9
Commercial Services & Supplies                      0.8
-----------------------------------------------------------
TOTAL INVESTMENTS                                  100.1
NET OTHER ASSETS AND LIABILITIES                    (0.1)
                                                -----------
TOTAL                                              100.0%
                                                ===========


Page 56                See Notes to Financial Statements

                             This page intentionally left blank.

FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2012

                                                                                                           FIRST TRUST
                                                                               FIRST TRUST               FTSE EPRA/NAREIT
                                                                            STOXX(R) EUROPEAN           DEVELOPED MARKETS
                                                                             SELECT DIVIDEND               REAL ESTATE
                                                                                INDEX FUND                  INDEX FUND
                                                                          ----------------------      ----------------------
ASSETS:
Investments, at value..................................................       $   15,979,310              $   96,431,888
Cash...................................................................                   --                          --
Foreign currency, at value.............................................                  871                          --
Receivables:
   Capital shares sold.................................................              606,216                          --
   Dividends...........................................................               53,096                     238,940
   Reclaims............................................................               46,711                      34,398
   Investment securities sold..........................................               37,828                         796
   From investment advisor.............................................                8,720                          --
   Currency............................................................                   --                     288,041
   Interest............................................................                   --                           3
   Securities lending income...........................................                   --                          --
Prepaid expenses.......................................................               20,171                       1,319
                                                                              --------------              --------------
   TOTAL ASSETS........................................................           16,752,923                  96,995,385
                                                                              --------------              --------------

LIABILITIES:
Due to custodian USD...................................................               26,737                     217,082
Due to custodian foreign currency......................................                   --                      72,735
Payables:
   Investment securities purchased.....................................              606,216                          --
   Audit and tax fees..................................................               23,750                      26,500
   Printing fees.......................................................                2,414                      17,010
   Capital shares redeemed.............................................                   --                          --
   Collateral for securities on loan...................................                   --                          --
   Currency............................................................                   --                          --
   Investment advisory fees............................................                   --                       4,296
   Licensing fees......................................................                   --                      27,112
Other liabilities......................................................                5,772                      65,818
                                                                              --------------              --------------
   TOTAL LIABILITIES...................................................              664,889                     430,553
                                                                              --------------              --------------

NET ASSETS.............................................................       $   16,088,034              $   96,564,832
                                                                              ==============              ==============

NET ASSETS CONSIST OF:
Paid-in capital........................................................       $   28,640,071              $   86,830,418
Par value..............................................................               13,533                      25,500
Accumulated net investment income (loss)...............................               38,174                    (844,442)
Accumulated net realized gain (loss) on investments and
   foreign currency transactions.......................................          (11,400,958)                 (3,829,323)
Net unrealized appreciation (depreciation) on investments and
   foreign currency translation........................................           (1,202,786)                 14,382,679
                                                                              --------------              --------------
NET ASSETS.............................................................       $   16,088,034              $   96,564,832
                                                                              ==============              ==============

NET ASSET VALUE, per share.............................................       $        11.89              $        37.87
                                                                              ==============              ==============

Number of shares outstanding (unlimited number of shares authorized,
   par value $0.01 per share)..........................................            1,353,334                   2,550,002
                                                                              ==============              ==============
Investments, at cost...................................................       $   17,179,892              $   82,049,450
                                                                              ==============              ==============
Foreign currency, at cost (proceeds)...................................       $          835              $      (72,020)
                                                                              ==============              ==============
Securities on loan, at value...........................................       $           --              $           --
                                                                              ==============              ==============


Page 58                See Notes to Financial Statements

                                                                             FIRST TRUST                       FIRST TRUST
              FIRST TRUST                    FIRST TRUST                      ISE GLOBAL                     NASDAQ(R) CLEAN
           DOW JONES GLOBAL                  ISE GLOBAL                      ENGINEERING                    EDGE(R) SMART GRID
            SELECT DIVIDEND                  WIND ENERGY                   AND CONSTRUCTION                   INFRASTRUCTURE
              INDEX FUND                     INDEX FUND                       INDEX FUND                        INDEX FUND
         --------------------            -------------------             --------------------             ----------------------

            $  205,325,039                 $   20,850,346                  $   17,556,775                    $   13,091,642
                        --                             --                              --                                --
                   121,798                             --                           8,440                                --

                 2,445,852                             --                              --                                --
                   800,603                         72,096                          28,143                             7,028
                   323,212                         47,081                          53,604                            19,784
                   438,662                         13,163                          35,775                            67,876
                        --                          3,351                           8,207                             4,255
                     9,110                             --                              --                         1,064,511
                         7                             --                              --                                --
                        --                             --                              --                               202
                    14,229                          1,294                           4,566                               174
            --------------                 --------------                  --------------                    --------------
               209,478,512                     20,987,331                      17,695,510                        14,255,472
            --------------                 --------------                  --------------                    --------------


                   614,260                         78,097                          16,799                           118,999
                        --                          2,443                              --                           866,422

                 2,434,363                             --                              --                                --
                    26,500                         25,750                          25,750                            25,750
                    27,889                          7,853                           6,523                             2,628
                        --                             --                          35,775                                --
                        --                             --                              --                            79,183
                        --                             --                              --                           124,702
                    29,466                             --                              --                                --
                    48,201                          5,084                           6,216                             2,835
                    68,458                          5,801                          13,856                             9,271
            --------------                 --------------                  --------------                    --------------
                 3,249,137                        125,028                         104,919                         1,229,790
            --------------                 --------------                  --------------                    --------------

            $  206,229,375                 $   20,862,303                  $   17,590,591                    $   13,025,682
            ==============                 ==============                  ==============                    ==============


            $  207,449,360                 $   94,997,814                  $   25,816,349                    $   16,574,442
                    87,500                         31,000                           4,500                             4,500
                   238,811                         23,697                          22,454                             7,563

                (8,337,390)                   (52,675,014)                     (3,771,753)                       (3,106,722)

                 6,791,094                    (21,515,194)                     (4,480,959)                         (454,101)
            --------------                 --------------                  --------------                    --------------
            $  206,229,375                 $   20,862,303                  $   17,590,591                    $   13,025,682
            ==============                 ==============                  ==============                    ==============

            $        23.57                 $         6.73                  $        39.09                    $        28.95
            ==============                 ==============                  ==============                    ==============


                 8,750,002                      3,100,002                         450,002                           450,002
            ==============                 ==============                  ==============                    ==============
            $  198,529,344                 $   42,362,931                  $   22,034,079                    $   13,546,901
            ==============                 ==============                  ==============                    ==============
            $      121,680                 $       (2,392)                 $        8,443                    $     (860,041)
            ==============                 ==============                  ==============                    ==============
            $           --                 $           --                  $           --                    $       76,999
            ==============                 ==============                  ==============                    ==============


                    See Notes to Financial Statements                    Page 59

FIRST TRUST EXCHANGE-TRADED FUND II

SEPTEMBER 30, 2012

                                                                                FIRST TRUST                 FIRST TRUST
                                                                                ISE GLOBAL                  ISE GLOBAL
                                                                                  COPPER                     PLATINUM
                                                                                INDEX FUND                  INDEX FUND
                                                                          ----------------------      ----------------------
ASSETS:
Investments, at value..................................................       $   44,046,090              $    8,286,490
Cash...................................................................                   --                     280,951
Foreign currency, at value.............................................               80,517                          --
Receivables:
   Capital shares sold.................................................                   --                     255,105
   Dividends...........................................................              160,087                      13,446
   Reclaims............................................................               67,421                       3,238
   Investment securities sold..........................................              789,035                      85,767
   From investment advisor.............................................                   --                          --
   Currency............................................................            1,457,115                     541,650
   Interest............................................................                   --                          --
   Securities lending income...........................................                   --                          --
Prepaid expenses.......................................................                   --                          --
                                                                              --------------              --------------
   TOTAL ASSETS........................................................           46,600,265                   9,466,647
                                                                              --------------              --------------

LIABILITIES:
Due to custodian USD...................................................            1,071,687                          --
Due to custodian foreign currency......................................                   --                     314,445
Payables:
   Investment securities purchased.....................................            1,222,415                     558,528
   Audit and tax fees..................................................                   --                          --
   Printing fees.......................................................                   --                          --
   Capital shares redeemed.............................................                   --                          --
   Collateral for securities on loan...................................                   --                          --
   Currency............................................................                   --                          --
   Investment advisory fees............................................               25,088                       4,630
   Licensing fees......................................................                   --                          --
Other liabilities......................................................                   --                          --
                                                                              --------------              --------------
   TOTAL LIABILITIES...................................................            2,319,190                     877,603
                                                                              --------------              --------------

NET ASSETS.............................................................       $   44,281,075              $    8,589,044
                                                                              ==============              ==============

NET ASSETS CONSIST OF:
Paid-in capital........................................................       $   84,887,621              $   18,206,433
Par value..............................................................               15,500                       6,000
Accumulated net investment income (loss)...............................              (14,967)                      4,195
Accumulated net realized gain (loss) on investments and
   foreign currency transactions.......................................          (21,267,874)                 (5,465,924)
Net unrealized appreciation (depreciation) on investments and
   foreign currency translation........................................          (19,339,205)                 (4,161,660)
                                                                              --------------              --------------
NET ASSETS.............................................................       $   44,281,075              $    8,589,044
                                                                              ==============              ==============

NET ASSET VALUE, per share.............................................       $        28.57              $        14.32
                                                                              ==============              ==============

Number of shares outstanding (unlimited number of shares authorized,

   par value $0.01 per share)..........................................            1,550,002                     600,002
                                                                              ==============              ==============
Investments, at cost...................................................       $   63,394,163              $   12,447,252
                                                                              ==============              ==============
Foreign currency, at cost (proceeds)...................................       $       82,858              $     (309,983)
                                                                              ==============              ==============
Securities on loan, at value...........................................       $           --              $           --
                                                                              ==============              ==============


Page 60                See Notes to Financial Statements

                                            FIRST TRUST                     FIRST TRUST                       FIRST TRUST
             FIRST TRUST                     NASDAQ CEA                    NASDAQ GLOBAL                       ISE CLOUD
                 BICK                        SMARTPHONE                         AUTO                           COMPUTING
              INDEX FUND                     INDEX FUND                      INDEX FUND                        INDEX FUND
          ------------------             ------------------              ------------------                ------------------

            $   45,389,074                 $   12,652,823                  $    4,875,685                    $   76,540,064
                   511,230                             --                              --                                --
                        --                             --                             337                                --

                        --                             --                              --                                --
                    53,799                         17,884                          12,381                            15,114
                        --                          4,126                           4,952                             6,758
                    45,380                             --                              --                                --
                        --                             --                              --                                --
                        --                        139,448                          68,479                                --
                        --                             --                              --                                --
                        --                             --                              --                                --
                        --                             --                              --                                --
            --------------                 --------------                  --------------                    --------------
                45,999,483                     12,814,281                       4,961,834                        76,561,936
            --------------                 --------------                  --------------                    --------------


                        --                         52,185                          55,300                            36,981
                       280                            622                              --                                --

                   537,600                         42,013                              --                                --
                        --                             --                              --                                --
                        --                             --                              --                                --
                        --                             --                              --                                --
                        --                             --                              --                                --
                        --                             --                              --                                --
                    23,247                          7,436                           2,853                            36,808
                        --                             --                              --                                --
                        --                             --                              --                                --
            --------------                 --------------                  --------------                    --------------
                   561,127                        102,256                          58,153                            73,789
            --------------                 --------------                  --------------                    --------------

            $   45,438,356                 $   12,712,025                  $    4,903,681                    $   76,488,147
            ==============                 ==============                  ==============                    ==============


            $    57,057,173                $   16,669,351                  $    5,888,264                    $   78,920,273
                    19,000                          5,500                           2,000                            38,500
                      (170)                        12,319                          11,102                           (73,698)

                (6,725,406)                    (1,160,853)                       (155,025)                         (829,218)

                (4,912,241)                    (2,814,292)                       (842,660)                       (1,567,710)
            --------------                 --------------                  --------------                    --------------
            $   45,438,356                 $   12,712,025                  $    4,903,681                    $   76,488,147
            ==============                 ==============                  ==============                    ==============

            $        23.91                 $        23.11                  $        24.52                    $        19.87
            ==============                 ==============                  ==============                    ==============


                 1,900,002                        550,002                         200,002                         3,850,002
            ==============                 ==============                  ==============                    ==============
            $   50,301,224                 $   15,467,100                  $    5,718,210                    $   78,107,774
            ==============                 ==============                  ==============                    ==============
            $         (171)                $         (834)                 $          332                    $           --
            ==============                 ==============                  ==============                    ==============
            $           --                 $           --                  $           --                    $           --
            ==============                 ==============                  ==============                    ==============


                     See Notes to Financial Statements                   Page 61

FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2012

                                                                                                           FIRST TRUST
                                                                               FIRST TRUST               FTSE EPRA/NAREIT
                                                                            STOXX(R) EUROPEAN           DEVELOPED MARKETS
                                                                             SELECT DIVIDEND               REAL ESTATE
                                                                                INDEX FUND                  INDEX FUND
                                                                          ----------------------      ----------------------
INVESTMENT INCOME:
Dividends..............................................................       $      771,662              $    2,744,308
Foreign tax withholding................................................              (73,182)                   (163,839)
Securities lending income (net of fees)................................                   --                          --
Interest...............................................................                    4                          19
                                                                              --------------              --------------
   Total investment income.............................................              698,484                   2,580,488
                                                                              --------------              --------------

EXPENSES:
Licensing fees.........................................................               75,001                      94,747
Investment advisory fees...............................................               42,442                     315,824
Audit and tax fees.....................................................               23,015                      25,763
Accounting and administration fees.....................................               14,217                      72,583
Printing fees..........................................................                6,361                      38,970
Listing fees...........................................................                4,363                       4,363
Trustees' fees and expenses............................................                3,674                       7,926
Legal fees.............................................................                2,567                      21,741
Custodian fees.........................................................                1,482                      (4,225)
Transfer agent fees....................................................                  530                       3,948
Registration and filing fees...........................................                  502                         797
Other expenses.........................................................                2,820                       1,236
                                                                              --------------              --------------
   Total expenses......................................................              176,974                     583,673
   Less fees waived and expenses reimbursed by the investment advisor..             (113,312)                   (109,938)
                                                                              --------------              --------------
   Net expenses........................................................               63,662                     473,735
                                                                              --------------              --------------

NET INVESTMENT INCOME (LOSS)...........................................              634,822                   2,106,753
                                                                              --------------              --------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................             (323,837)                   (672,030)
   In-kind redemptions.................................................              (30,246)                    448,628
   Foreign currency transactions.......................................                4,045                      13,280
                                                                              --------------              --------------
Net realized gain (loss)...............................................             (350,038)                   (210,122)
                                                                              --------------              --------------
Net change in unrealized appreciation (depreciation) on:
   Investments.........................................................              326,658                  17,686,680
   Foreign currency translation........................................               (2,329)                      2,439
                                                                              --------------              --------------
Net change in unrealized appreciation (depreciation)...................              324,329                  17,689,119
                                                                              --------------              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................              (25,709)                 17,478,997
                                                                              --------------              --------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................       $      609,113              $   19,585,750
                                                                              ==============              ==============


Page 62                See Notes to Financial Statements

                                                                               FIRST TRUST                 FIRST TRUST
                       FIRST TRUST                 FIRST TRUST                  ISE GLOBAL               NASDAQ(R) CLEAN
                     DOW JONES GLOBAL               ISE GLOBAL                 ENGINEERING              EDGE(R) SMART GRID
                     SELECT DIVIDEND               WIND ENERGY               AND CONSTRUCTION             INFRASTRUCTURE
                        INDEX FUND                  INDEX FUND                  INDEX FUND                  INDEX FUND
                  ----------------------      ----------------------      ----------------------      ----------------------

                      $   10,398,266              $      509,124              $      815,227              $      229,168
                            (874,824)                    (50,810)                   (100,994)                    (23,556)
                                  --                          --                          --                       6,192
                                  55                          15                          --                          --
                      --------------              --------------              --------------              --------------

                           9,523,497                     458,329                     714,233                     211,804
                      --------------              --------------              --------------              --------------



                              84,526                      26,606                      30,241                      12,852
                             633,517                     106,423                     120,964                      57,114
                              25,763                      25,015                      25,014                      26,116
                             102,985                      22,763                      27,197                      10,964
                              59,347                      19,671                      13,482                       6,707
                               5,559                       7,889                       7,889                      16,768
                              12,631                       4,841                       5,068                       3,941
                              46,891                       7,113                       9,652                       6,335
                              20,321                     (44,637)                    (23,733)                    (30,097)
                               7,919                       1,330                       1,512                         714
                               8,033                        (616)                     (1,698)                       (214)
                              (2,719)                        607                         607                       1,408
                      --------------              --------------              --------------              --------------

                           1,004,773                     177,005                     216,195                     112,608
                             (54,497)                    (17,370)                     (4,508)                    (12,659)
                      --------------              --------------              --------------              --------------

                             950,276                     159,635                     211,687                      99,949
                      --------------              --------------              --------------              --------------


                           8,573,221                     298,694                     502,546                     111,855
                      --------------              --------------              --------------              --------------




                          (4,068,981)                (12,627,333)                 (2,450,357)                 (1,215,527)
                             169,424                    (361,846)                   (619,069)                   (210,947)
                              56,954                      20,499                       2,124                       2,943
                      --------------              --------------              --------------              --------------

                          (3,842,603)                (12,968,680)                 (3,067,302)                 (1,423,531)
                      --------------              --------------              --------------              --------------


                          17,649,297                   7,907,406                   5,928,904                   4,082,287
                               9,473                      (3,133)                     (1,839)                      1,494
                      --------------              --------------              --------------              --------------

                          17,658,770                   7,904,273                   5,927,065                   4,083,781
                      --------------              --------------              --------------              --------------

                          13,816,167                  (5,064,407)                  2,859,763                   2,660,250
                      --------------              --------------              --------------              --------------



                      $   22,389,388              $   (4,765,713)             $    3,362,309              $    2,772,105
                      ==============              ==============              ==============              ==============


                    See Notes to Financial Statements                    Page 63

FIRST TRUST EXCHANGE-TRADED FUND II

FOR THE YEAR ENDED SEPTEMBER 30, 2012

                                                                                FIRST TRUST                 FIRST TRUST
                                                                                ISE GLOBAL                  ISE GLOBAL
                                                                                  COPPER                     PLATINUM
                                                                                INDEX FUND                  INDEX FUND
                                                                            ------------------          ------------------
INVESTMENT INCOME:
Dividends..............................................................       $    1,391,427              $      115,180
Foreign tax withholding................................................             (116,551)                     (7,667)
Securities lending income (net of fees)................................                   --                          --
Interest...............................................................                   --                          --
                                                                              --------------              --------------
   Total investment income.............................................            1,274,876                     107,513
                                                                              --------------              --------------

EXPENSES:
Licensing fees.........................................................                   --                          --
Investment advisory fees...............................................              358,225 (a)                  62,499 (a)
Audit and tax fees.....................................................                   --                          --
Accounting and administration fees.....................................                   --                          --
Printing fees..........................................................                   --                          --
Listing fees...........................................................                   --                          --
Trustees' fees and expenses............................................                   --                          --
Legal fees.............................................................                   --                          --
Custodian fees.........................................................                   --                          --
Transfer agent fees....................................................                   --                          --
Registration and filing fees...........................................                   --                          --
Other expenses.........................................................                   --                          --
                                                                              --------------              --------------
   Total expenses......................................................              358,225                      62,499
   Less fees waived and expenses reimbursed by the investment advisor..                   --                          --
                                                                              --------------              --------------
   Net expenses........................................................              358,225                      62,499
                                                                              --------------              --------------

NET INVESTMENT INCOME (LOSS)...........................................              916,651                      45,014
                                                                              --------------              --------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................           (9,263,406)                 (3,785,916)
   In-kind redemptions.................................................           (5,915,996)                     (7,124)
   Foreign currency transactions.......................................              (18,384)                      3,547
                                                                              --------------              --------------
Net realized gain (loss)...............................................          (15,197,786)                 (3,789,493)
                                                                              --------------              --------------
Net change in unrealized appreciation (depreciation) on:
   Investments.........................................................           21,562,711                   1,066,625
   Foreign currency translation........................................                9,317                        (927)
                                                                              --------------              --------------
Net change in unrealized appreciation (depreciation)...................           21,572,028                   1,065,698
                                                                              --------------              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................            6,374,242                  (2,723,795)
                                                                              --------------              --------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................       $    7,290,893              $   (2,678,781)
                                                                              ==============              ==============

(a) Fund is subject to a unitary fee (See Note 3 in the Notes to Financial Statements).


Page 64                See Notes to Financial Statements

                                                   FIRST TRUST                 FIRST TRUST                 FIRST TRUST
                       FIRST TRUST                  NASDAQ CEA                NASDAQ GLOBAL                 ISE CLOUD
                           BICK                     SMARTPHONE                     AUTO                     COMPUTING
                        INDEX FUND                  INDEX FUND                  INDEX FUND                  INDEX FUND
                  ----------------------      ----------------------      ----------------------      ----------------------

                      $    1,033,728              $      249,803              $       83,890              $      337,450
                             (69,834)                    (33,990)                     (8,884)                     (8,604)
                                  --                          --                          --                          --
                                  --                          --                          --                          --
                      --------------              --------------              --------------              --------------
                             963,894                     215,813                      75,006                     328,846
                      --------------              --------------              --------------              --------------


                                  --                          --                          --                          --
                             294,349 (a)                  95,071 (a)                  30,118 (a)                 429,266 (a)
                                  --                          --                          --                          --
                                  --                          --                          --                          --
                                  --                          --                          --                          --
                                  --                          --                          --                          --
                                  --                          --                          --                          --
                                  --                          --                          --                          --
                                  --                          --                          --                          --
                                  --                          --                          --                          --
                                  --                          --                          --                          --
                                  --                          --                          --                          --
                      --------------              --------------              --------------              --------------
                             294,349                      95,071                      30,118                     429,266
                                  --                          --                          --                          --
                      --------------              --------------              --------------              --------------
                             294,349                      95,071                      30,118                     429,266
                      --------------              --------------              --------------              --------------

                             669,545                     120,742                      44,888                    (100,420)
                      --------------              --------------              --------------              --------------



                          (5,819,835)                   (834,169)                    (96,100)                 (1,883,481)
                             209,527                     286,976                          --                   4,636,740
                              (3,927)                      1,681                      (1,605)                         --
                      --------------              --------------              --------------              --------------
                          (5,614,235)                   (545,512)                    (97,705)                  2,753,259
                      --------------              --------------              --------------              --------------

                           8,888,911                   1,022,142                     258,570                  10,069,814
                                 707                         177                         212                          --
                      --------------              --------------              --------------              --------------
                           8,889,618                   1,022,319                     258,782                  10,069,814
                      --------------              --------------              --------------              --------------
                           3,275,383                     476,807                     161,077                  12,823,073
                      --------------              --------------              --------------              --------------


                      $    3,944,928              $      597,549              $      205,965              $   12,722,653
                      ==============              ==============              ==============              ==============


                       See Notes to Financial Statements                 Page 65

FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               FIRST TRUST
                                                                                            STOXX(R) EUROPEAN
                                                                                             SELECT DIVIDEND
                                                                                                INDEX FUND
                                                                            --------------------------------------------------

                                                                                    For the                    For the
                                                                                  Year Ended                  Year Ended
                                                                              September 30, 2012          September 30, 2011
                                                                            ----------------------      ----------------------

OPERATIONS:
   Net investment income (loss)............................................     $      634,822              $      519,090
   Net realized gain (loss)................................................           (350,038)                     41,148
   Net change in unrealized appreciation (depreciation)....................            324,329                  (1,439,008)
                                                                                --------------              --------------
   Net increase (decrease) in net assets resulting from operations.........            609,113                    (878,770)
                                                                                --------------              --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income...................................................           (598,892)                   (515,103)
   Net realized gain.......................................................                 --                          --
   Return of capital.......................................................                 --                          --
                                                                                --------------              --------------
   Total distributions to shareholders.....................................           (598,892)                   (515,103)
                                                                                --------------              --------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold...............................................         10,191,171                   4,210,014
   Cost of shares redeemed.................................................         (2,875,668)                   (642,374)
                                                                                --------------              --------------
   Net increase (decrease) in net assets resulting from shareholder
      transactions.........................................................          7,315,503                   3,567,640
                                                                                --------------              --------------

   Total increase (decrease) in net assets.................................          7,325,724                   2,173,767

NET ASSETS:
   Beginning of period.....................................................          8,762,310                   6,588,543
                                                                                --------------              --------------

   End of period...........................................................     $   16,088,034              $    8,762,310
                                                                                ==============              ==============

   Accumulated net investment income (loss) at end of period...............     $       38,174              $       (1,801)
                                                                                ==============              ==============



CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period.................................            753,334                     503,334
   Shares sold.............................................................            850,000                     300,000
   Shares redeemed.........................................................           (250,000)                    (50,000)
                                                                                --------------              --------------
   Shares outstanding, end of period.......................................          1,353,334                     753,334
                                                                                ==============              ==============


Page 66                See Notes to Financial Statements

              FIRST TRUST                                 FIRST TRUST                                 FIRST TRUST
            FTSE EPRA/NAREIT                               DOW JONES                                      ISE
     DEVELOPED MARKETS REAL ESTATE                   GLOBAL SELECT DIVIDEND                        GLOBAL WIND ENERGY
               INDEX FUND                                  INDEX FUND                                  INDEX FUND
 ----------------------------------------   ---------------------------------------   ---------------------------------------

       For the               For the              For the              For the              For the              For the
     Year Ended            Year Ended           Year Ended           Year Ended           Year Ended           Year Ended
 September 30, 2012    September 30, 2011   September 30, 2012   September 30, 2011   September 30, 2012   September 30, 2011
 ------------------    ------------------   ------------------   ------------------   ------------------   ------------------


 $      2,106,753      $      1,534,033     $      8,573,221      $     4,313,734    $         298,694    $         466,100
         (210,122)            1,315,652           (3,842,603)           3,229,838          (12,968,680)         (16,530,113)
       17,689,119            (9,807,649)          17,658,770          (12,992,012)           7,904,273            4,212,614
 ----------------      ----------------     ----------------      ---------------    -----------------    -----------------
       19,585,750            (6,957,964)          22,389,388           (5,448,440)          (4,765,713)         (11,851,399)
 ----------------      ----------------     ----------------      ---------------    -----------------    -----------------


       (2,500,307)           (2,181,308)          (8,490,662)          (4,339,522)            (272,180)                  --
               --                    --                   --                   --                   --                   --
               --                    --                   --                   --                   --             (335,225)
 ----------------      ----------------     ----------------      ---------------    -----------------    -----------------
       (2,500,307)           (2,181,308)          (8,490,662)          (4,339,522)            (272,180)            (335,225)
 ----------------      ----------------     ----------------      ---------------    -----------------    -----------------


       19,554,712            30,029,599          100,557,884          103,415,506                   --           14,044,161
       (1,582,877)           (5,075,361)          (4,167,114)         (34,695,168)          (9,447,041)         (21,015,109)
 ----------------      ----------------     ----------------      ---------------    -----------------    -----------------

       17,971,835            24,954,238           96,390,770           68,720,338           (9,447,041)          (6,970,948)
 ----------------      ----------------     ----------------      ---------------    -----------------    -----------------

       35,057,278            15,814,966          110,289,496           58,932,376          (14,484,934)         (19,157,572)


       61,507,554            45,692,588           95,939,879           37,007,503           35,347,237           54,504,809
 ----------------      ----------------     ----------------      ---------------    -----------------    -----------------

 $     96,564,832      $     61,507,554     $    206,229,375      $    95,939,879    $      20,862,303    $      35,347,237
 ================      ================     ================      ===============    =================    =================

 $       (844,442)     $       (617,670)    $        238,811      $        60,323    $          23,697    $         (23,316)
 ================      ================     ================      ===============    =================    =================




        2,050,002             1,350,002            4,550,002            1,650,002            4,350,002            5,300,002
          550,000               850,000            4,400,000            4,350,000                   --            1,200,000
          (50,000)             (150,000)            (200,000)          (1,450,000)          (1,250,000)          (2,150,000)
 ----------------      ----------------     ----------------      ---------------    -----------------    -----------------
        2,550,002             2,050,002            8,750,002            4,550,002            3,100,002            4,350,002
 ================      ================     ================      ===============    =================    =================


                       See Notes to Financial Statements                 Page 67

FIRST TRUST EXCHANGE-TRADED FUND II

                                                                                                FIRST TRUST
                                                                                                ISE GLOBAL
                                                                                       ENGINEERING AND CONSTRUCTION
                                                                                                INDEX FUND
                                                                            --------------------------------------------------

                                                                                    For the                     For the
                                                                                  Year Ended                  Year Ended
                                                                              September 30, 2012          September 30, 2011
                                                                            ----------------------      ----------------------

OPERATIONS:
   Net investment income (loss)............................................     $      502,546              $      844,201
   Net realized gain (loss)................................................         (3,067,302)                  3,003,905
   Net change in unrealized appreciation (depreciation)....................          5,927,065                 (13,610,998)
                                                                                --------------              --------------
   Net increase (decrease) in net assets resulting from operations.........          3,362,309                  (9,762,892)
                                                                                --------------              --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income...................................................           (606,131)                   (821,882)
   Net realized gain.......................................................                 --                          --
   Return of capital.......................................................                 --                          --
                                                                                --------------              --------------
   Total distributions to shareholders.....................................           (606,131)                   (821,882)
                                                                                --------------              --------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold...............................................          8,080,210                  32,965,762
   Cost of shares redeemed.................................................        (23,665,055)                (23,606,218)
                                                                                --------------              --------------
   Net increase (decrease) in net assets resulting from shareholder
      transactions.........................................................        (15,584,845)                  9,359,544
                                                                                --------------              --------------

   Total increase (decrease) in net assets.................................        (12,828,667)                 (1,225,230)

NET ASSETS:
   Beginning of period.....................................................         30,419,258                  31,644,488
                                                                                --------------              --------------

   End of period...........................................................     $   17,590,591              $   30,419,258
                                                                                ==============              ==============

   Accumulated net investment income (loss) at end of period...............     $       22,454              $      118,005
                                                                                ==============              ==============



CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period.................................            900,002                     800,002
   Shares sold.............................................................            200,000                     700,000
   Shares redeemed.........................................................           (650,000)                   (600,000)
                                                                                --------------              --------------
   Shares outstanding, end of period.......................................            450,002                     900,002
                                                                                ==============              ==============


Page 68                See Notes to Financial Statements

               FIRST TRUST                                FIRST TRUST                              FIRST TRUST
         NASDAQ(R) CLEAN EDGE(R)                          ISE GLOBAL                                ISE GLOBAL
        SMART GRID INFRASTRUCTURE                           COPPER                                   PLATINUM
                INDEX FUND                                INDEX FUND                                INDEX FUND
 ----------------------------------------   ---------------------------------------  ----------------------------------------


       For the               For the              For the              For the              For the              For the
     Year Ended            Year Ended           Year Ended           Year Ended           Year Ended           Year Ended
 September 30, 2012    September 30, 2011   September 30, 2012   September 30, 2011   September 30, 2012   September 30, 2011
 ------------------    ------------------   ------------------   ------------------  -------------------  -------------------


 $        111,855     $         195,132     $        916,651      $     3,557,597    $          45,014    $         100,046
       (1,423,531)              912,751          (15,197,786)         (28,741,325)          (3,789,493)          (2,693,019)
        4,083,781            (4,932,449)          21,572,028          (42,491,923)           1,065,698           (5,013,053)
 ----------------      ----------------     ----------------      ---------------    -----------------    -----------------
        2,772,105            (3,824,566)           7,290,893          (67,675,651)          (2,678,781)          (7,606,026)
 ----------------      ----------------     ----------------      ---------------    -----------------    -----------------


         (163,970)             (137,760)          (2,372,408)          (2,171,136)            (128,480)             (48,615)
               --                    --                   --                   --                   --                   --
               --                    --                   --                   --                   --                   --
 ----------------      ----------------     ----------------      ---------------    -----------------    -----------------
         (163,970)             (137,760)          (2,372,408)          (2,171,136)            (128,480)             (48,615)
 ----------------      ----------------     ----------------      ---------------    -----------------    -----------------


               --             1,582,877            1,743,091          535,806,086            4,636,937           31,838,871
       (7,769,318)          (11,281,317)         (17,638,680)        (435,856,659)            (900,758)         (23,845,943)
 ----------------      ----------------     ----------------      ---------------    -----------------    -----------------

       (7,769,318)           (9,698,440)         (15,895,589)          99,949,427            3,736,179            7,992,928
 ----------------      ----------------     ----------------      ---------------    -----------------    -----------------

       (5,161,183)          (13,660,766)         (10,977,104)          30,102,640              928,918              338,287


       18,186,865            31,847,631           55,258,179           25,155,539            7,660,126            7,321,839
 ----------------      ----------------     ----------------      ---------------    -----------------    -----------------

 $     13,025,682      $     18,186,865     $     44,281,075      $    55,258,179    $       8,589,044    $       7,660,126
 ================      ================     ================      ===============    =================    =================

 $          7,563      $         56,735     $        (14,967)     $     1,459,174    $           4,195    $          84,114
 ================      ================     ================      ===============    =================    =================




          750,002             1,050,002            2,100,002              750,002              400,002              250,002
               --                50,000               50,000           12,550,000              250,000            1,000,000
         (300,000)             (350,000)            (600,000)         (11,200,000)             (50,000)            (850,000)
 ----------------      ----------------     ----------------      ---------------    -----------------    -----------------
          450,002               750,002            1,550,002            2,100,002              600,002              400,002
 ================      ================     ================      ===============    =================    =================


                       See Notes to Financial Statements                 Page 69

FIRST TRUST EXCHANGE-TRADED FUND II

                                                                                                FIRST TRUST
                                                                                                   BICK
                                                                                                INDEX FUND
                                                                            --------------------------------------------------

                                                                                    For the                     For the
                                                                                  Year Ended                  Year Ended
                                                                              September 30, 2012          September 30, 2011
                                                                            ----------------------      ----------------------

OPERATIONS:
   Net investment income (loss)............................................     $      669,545              $    1,556,910
   Net realized gain (loss)................................................         (5,614,235)                     93,900
   Net change in unrealized appreciation (depreciation)....................          8,889,618                 (15,283,295)
                                                                                --------------              --------------
   Net increase (decrease) in net assets resulting from operations.........          3,944,928                 (13,632,485)
                                                                                --------------              --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income...................................................           (815,765)                 (1,450,651)
   Net realized gain.......................................................                 --                          --
   Return of capital.......................................................            (39,236)                         --
                                                                                --------------              --------------
   Total distributions to shareholders.....................................           (855,001)                 (1,450,651)
                                                                                --------------              --------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold...............................................          5,087,941                 183,571,696
   Cost of shares redeemed.................................................         (3,828,256)               (155,442,524)
                                                                                --------------              --------------
   Net increase (decrease) in net assets resulting from shareholder
      transactions.........................................................          1,259,685                  28,129,172
                                                                                --------------              --------------

   Total increase (decrease) in net assets.................................          4,349,612                  13,046,036

NET ASSETS:
   Beginning of period.....................................................         41,088,744                  28,042,708
                                                                                --------------              --------------

   End of period...........................................................     $   45,438,356              $   41,088,744
                                                                                ==============              ==============

   Accumulated net investment income (loss) at end of period...............     $         (170)             $      149,977
                                                                                ==============              ==============



CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period.................................          1,850,002                     900,002
   Shares sold.............................................................            200,000                   5,700,000
   Shares redeemed.........................................................           (150,000)                 (4,750,000)
                                                                                --------------              --------------
   Shares outstanding, end of period.......................................          1,900,002                   1,850,002
                                                                                ==============              ==============


(a)  Inception date.


Page 70                See Notes to Financial Statements

                 FIRST TRUST                               FIRST TRUST                               FIRST TRUST
                   NASDAQ                                    NASDAQ                                      ISE
               CEA SMARTPHONE                              GLOBAL AUTO                             CLOUD COMPUTING
                 INDEX FUND                                INDEX FUND                                INDEX FUND
 ----------------------------------------   ---------------------------------------  ----------------------------------------

                         For the Period                            For the Period                            For the Period
       For the        February 17, 2011 (a)       For the          May 9, 2011 (a)          For the         July 5, 2011 (a)
     Year Ended              through            Year Ended             through            Year Ended             through
 September 30, 2012    September 30, 2011   September 30, 2012   September 30, 2011   September 30, 2012   September 30, 2011
 ------------------    ------------------   ------------------   ------------------  -------------------  -------------------


 $        120,742      $        118,115     $         44,888      $         9,479    $        (100,420)   $         (34,596)
         (545,512)             (340,383)             (97,705)             (60,095)           2,753,259               (2,920)
        1,022,319            (3,836,611)             258,782           (1,101,442)          10,069,814          (11,637,524)
 ----------------      ----------------     ----------------      ---------------    -----------------    -----------------
          597,549            (4,058,879)             205,965           (1,152,058)          12,722,653          (11,675,040)
 ----------------      ----------------     ----------------      ---------------    -----------------    -----------------


         (168,741)              (59,460)             (35,750)              (4,740)                  --                   --
               --                    --                   --                   --              (47,600)                  --
               --                    --                   --                   --                   --                   --
 ----------------      ----------------     ----------------      ---------------    -----------------    -----------------
         (168,741)              (59,460)             (35,750)              (4,740)             (47,600)                  --
 ----------------      ----------------     ----------------      ---------------    -----------------    -----------------


        1,289,279            18,767,668            1,357,325            4,532,939           38,860,414           63,433,223
       (2,511,425)           (1,143,966)                  --                   --          (26,805,503)                  --
 ----------------      ----------------     ----------------      ---------------    -----------------    -----------------

       (1,222,146)           17,623,702            1,357,325            4,532,939           12,054,911           63,433,223
 ----------------      ----------------     ----------------      ---------------    -----------------    -----------------

         (793,338)           13,505,363            1,527,540            3,376,141           24,729,964           51,758,183


       13,505,363                    --            3,376,141                   --           51,758,183                   --
 ----------------      ----------------     ----------------      ---------------    -----------------    -----------------

 $     12,712,025      $     13,505,363     $      4,903,681      $     3,376,141    $      76,488,147    $      51,758,183
 ================      ================     ================      ===============    =================    =================

 $         12,319      $         58,637     $         11,102      $         3,569    $         (73,698)   $              --
 ================      ================     ================      ===============    =================    =================




          600,002                    --              150,002                   --            3,250,002                   --
           50,000               650,002               50,000              150,002            2,050,000            3,250,002
         (100,000)              (50,000)                  --                   --           (1,450,000)                  --
 ----------------      ----------------     ----------------      ---------------    -----------------    -----------------
          550,002               600,002              200,002              150,002            3,850,002            3,250,002
 ================      ================     ================      ===============    =================    =================


                       See Notes to Financial Statements                 Page 71

FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND

                                                   FOR THE          FOR THE          FOR THE          FOR THE         FOR THE
                                                 YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,   SEPTEMBER 30,
                                                    2012             2011             2010             2009             2008
                                               ---------------  ---------------  ---------------  ---------------  --------------

Net asset value, beginning of period           $    11.63        $    13.09       $    13.81        $    15.62        $    30.97
                                               ----------        ----------       ----------        ----------        ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.64              0.67             0.56              0.61              1.26
Net realized and unrealized gain (loss)              0.23             (1.46)           (0.73)            (1.83)           (15.32)
                                               ----------        ----------       ----------        ----------        ----------
Total from investment operations                     0.87             (0.79)           (0.17)            (1.22)           (14.06)

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               (0.61)            (0.67)           (0.55)            (0.59)            (1.29)
                                               ----------        ----------       ----------        ----------        ----------

Net asset value, end of period                 $    11.89        $    11.63       $    13.09        $    13.81        $    15.62
                                               ==========        ==========       ==========        ==========        ==========

TOTAL RETURN (a)                                    7.73%           (6.70)%          (0.95)%           (6.83)%          (46.12)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $  16,088        $    8,762       $    6,589        $    8,330         $  12,545
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets       1.67%             1.93%            2.35%             3.48%             1.95%
Ratio of net expenses to average net assets         0.60%             0.60%            0.60%             0.60%             0.60%
Ratio of net investment income (loss) to average
     net assets                                     5.98%             5.09%            3.98%             5.30%             6.43%
Portfolio turnover rate (b)                           31%               27%              54%               82%               80%


FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND

                                                   FOR THE          FOR THE          FOR THE          FOR THE         FOR THE
                                                 YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,   SEPTEMBER 30,
                                                    2012             2011             2010             2009             2008
                                               ---------------  ---------------  ---------------  ---------------  --------------

Net asset value, beginning of period           $    30.00        $    33.85       $    30.48        $    36.24        $    53.43
                                               ----------        ----------       ----------        ----------        ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.99              1.05             1.24              0.90              1.25
Net realized and unrealized gain (loss)              7.96             (3.64)            3.84             (5.74)           (17.25)
                                               ----------        ----------       ----------        ----------        ----------
Total from investment operations                     8.95             (2.59)            5.08             (4.84)           (16.00)
                                               ----------        ----------       ----------        ----------        ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               (1.08)            (1.26)           (1.71)            (0.91)            (1.19)
Net realized gain                                      --                --               --             (0.01)               --
                                               ----------        ----------       ----------        ----------        ----------
Total distributions                                 (1.08)            (1.26)           (1.71)            (0.92)            (1.19)
                                               ----------        ----------       ----------        ----------        ----------

Net asset value, end of period                 $    37.87        $    30.00       $    33.85        $    30.48        $    36.24
                                               ==========        ==========       ==========        ==========        ==========

TOTAL RETURN (a)                                   30.22%           (8.17)%           17.48%          (12.66)%          (30.35)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $  96,565         $  61,508        $  45,693         $  15,238        $    7,249
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets       0.74%             0.86%            1.10%             2.09%             2.68%
Ratio of net expenses to average net assets         0.60%             0.60%            0.60%             0.60%             0.60%
Ratio of net investment income (loss) to average
     net assets                                     2.67%             2.29%            2.81%             4.08%             3.07%
Portfolio turnover rate (b)                            8%               11%              11%               19%                7%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than one year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 72                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND

                                                                                                                   FOR THE PERIOD
                                                                                                                    NOVEMBER 21,
                                                   FOR THE          FOR THE          FOR THE          FOR THE         2007 (a)
                                                 YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED         THROUGH
                                                SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,
                                                    2012             2011             2010             2009             2008
                                               ---------------  ---------------  ---------------  ---------------  --------------

Net asset value, beginning of period           $    21.09        $    22.43       $    21.33        $    19.95        $    30.00
                                               ----------        ----------       ----------        ----------        ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         1.16              1.05             0.94              0.70 (b)          1.38
Net realized and unrealized gain (loss)              2.47             (1.31)            1.17              1.37            (10.10)
                                               ----------        ----------       ----------        ----------        ----------
Total from investment operations                     3.63             (0.26)            2.11              2.07             (8.72)

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               (1.15)           (1.08)            (1.01)            (0.69)           (1.33)
                                               ----------        ----------       ----------        ----------        ----------

Net asset value, end of period                 $    23.57        $    21.09       $    22.43        $    21.33        $    19.95
                                               ==========        ==========       ==========        ==========        ==========

TOTAL RETURN (c)                                   17.58%           (1.57)%           10.33%            11.80%          (29.72)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $206,229         $  95,940        $  37,008         $  28,790        $    3,990
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets       0.63%             0.74%            0.97%             2.39%             4.79% (d)
Ratio of net expenses to average net assets         0.60%             0.60%            0.60%             0.60%             0.60% (d)
Ratio of net investment income (loss) to average
   net assets                                       5.41%             5.21%            4.37%             4.61%             6.33% (d)
Portfolio turnover rate (e)                           21%               22%              51%               65%               42%



FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND

                                                                                                                   FOR THE PERIOD
                                                                                                                      JUNE 16,
                                                   FOR THE          FOR THE          FOR THE          FOR THE         2008 (a)
                                                 YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED         THROUGH
                                                SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,
                                                    2012             2011             2010             2009             2008
                                               ---------------  ---------------  ---------------  ---------------  --------------

Net asset value, beginning of period           $     8.13        $    10.28       $    16.27        $    19.11        $    30.00
                                               ----------        ----------       ----------        ----------        ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.09              0.06             0.08              0.14              0.01
Net realized and unrealized gain (loss)             (1.40)            (2.15)           (5.71)            (2.88)           (10.90)
                                               ----------        ----------       ----------        ----------        ----------
Total from investment operations                    (1.31)            (2.09)           (5.63)            (2.74)           (10.89)
                                               ----------        ----------       ----------        ----------        ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               (0.09)               --            (0.35)            (0.10)               --
Return of capital                                      --             (0.06)           (0.01)               --                --
                                               ----------        ----------       ----------        ----------        ----------
Total distributions                                 (0.09)            (0.06)           (0.36)            (0.10)               --
                                               ----------        ----------       ----------        ----------        ----------

Net asset value, end of period                 $     6.73        $     8.13       $    10.28        $    16.27        $    19.11
                                               ==========        ==========       ==========        ==========        ==========

TOTAL RETURN (c)                                 (16.14)%          (20.47)%         (35.10)%          (14.26)%          (36.30)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $  20,862         $  35,347        $  54,505         $ 100,850         $  63,067
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets       0.67%             0.76%            0.81%             0.95%             0.98% (d)
Ratio of net expenses to average net assets         0.60%             0.60%            0.60%             0.60%             0.60% (d)
Ratio of net investment income (loss) to average
   net assets                                       1.12%             0.84%            0.80%             1.16%             0.24% (d)
Portfolio turnover rate (e)                           57%               35%              24%               30%               13%


(a)   Inception date.

(b)   Per share amounts have been calculated using the average share method.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than one year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                       See Notes to Financial Statements                 Page 73

FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND

                                                                                                  FOR THE PERIOD
                                                                                                    OCTOBER 13,
                                                   FOR THE          FOR THE          FOR THE         2008 (a)
                                                 YEAR ENDED       YEAR ENDED       YEAR ENDED         THROUGH
                                                SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,
                                                    2012             2011             2010             2009
                                               ---------------  ---------------  ---------------  ---------------

Net asset value, beginning of period           $    33.80        $    39.56       $    39.76        $    30.00
                                               ----------        ----------       ----------        ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.62              0.67             0.57              0.42
Net realized and unrealized gain (loss)              5.38             (5.77)           (0.25)             9.68
                                               ----------        ----------       ----------        ----------
Total from investment operations                     6.00             (5.10)            0.32             10.10

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               (0.71)           (0.66)            (0.52)            (0.34)
                                               ----------        ----------       ----------        ----------

Net asset value, end of period                 $    39.09        $    33.80       $    39.56        $    39.76
                                               ==========        ==========       ==========        ==========

TOTAL RETURN (b)                                   17.93%          (13.30)%            1.03%            33.84%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $   17,591        $   30,419       $   31,644        $   35,784
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets       0.71%             0.80%            0.92%             1.16% (c)
Ratio of net expenses to average net assets         0.70%             0.70%            0.70%             0.70% (c)
Ratio of net investment income (loss) to average
   net assets                                       1.66%             1.83%            1.33%             1.84% (c)
Portfolio turnover rate (d)                           22%               22%              26%               19%


FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND

                                                                                 FOR THE PERIOD
                                                                                  NOVEMBER 16,
                                                  FOR THE           FOR THE         2009 (a)
                                                YEAR ENDED        YEAR ENDED         THROUGH
                                                SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,
                                                    2012             2011             2010
                                               ---------------  ---------------  ---------------

Net asset value, beginning of period           $    24.25        $    30.33       $    30.00
                                               ----------        ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.26              0.25             0.11
Net realized and unrealized gain (loss)              4.76             (6.16)            0.34
                                               ----------        ----------       ----------
Total from investment operations                     5.02             (5.91)            0.45
                                               ----------        ----------       ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               (0.32)            (0.17)           (0.11)
Return of capital                                      --                --            (0.01)
                                               ----------        ----------       ----------
Total distributions                                 (0.32)            (0.17)           (0.12)
                                               ----------        ----------       ----------

Net asset value, end of period                 $    28.95        $    24.25       $    30.33
                                               ==========        ==========       ==========

TOTAL RETURN (b)                                   20.82%          (19.63)%            1.54%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $   13,026        $   18,187       $   31,848
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets       0.79%             0.85%            0.99% (c)
Ratio of net expenses to average net assets         0.70%             0.70%            0.70% (c)
Ratio of net investment income (loss) to average
   net assets                                       0.78%             0.71%            0.47% (c)
Portfolio turnover rate (d)                           46%               28%              50%

(a)  Inception date.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than one year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)  Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 74             See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST ISE GLOBAL COPPER INDEX FUND

                                                                                 FOR THE PERIOD
                                                                                    MARCH 11,
                                                   FOR THE          FOR THE         2010 (a)
                                                 YEAR ENDED       YEAR ENDED         THROUGH
                                                SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,
                                                    2012             2011             2010
                                               ---------------  ---------------  ---------------

Net asset value, beginning of period           $    26.31        $    33.54       $    30.00
                                               ----------        ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.70              1.23             0.07
Net realized and unrealized gain (loss)              2.95             (7.88)            3.53
                                               ----------        ----------       ----------
Total from investment operations                     3.65             (6.65)            3.60

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               (1.39)            (0.58)           (0.06)
                                               ----------        ----------       ----------

Net asset value, end of period                 $    28.57        $    26.31       $    33.54
                                               ==========        ==========       ==========

TOTAL RETURN (b)                                   13.82%          (20.50)%           12.08%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $   44,281        $   55,258       $   25,156
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets       0.70%             0.70%            0.70% (c)
Ratio of net expenses to average net assets         0.70%             0.70%            0.70% (c)
Ratio of net investment income (loss) to average
   net assets                                       1.79%             1.85%            0.58% (c)
Portfolio turnover rate (d)                           46%               41%              22%


FIRST TRUST ISE GLOBAL PLATINUM INDEX FUND

                                                                                 FOR THE PERIOD
                                                                                    MARCH 11,
                                                   FOR THE          FOR THE         2010 (a)
                                                 YEAR ENDED       YEAR ENDED         THROUGH
                                                SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,
                                                    2012             2011             2010
                                               ---------------  ---------------  ---------------

Net asset value, beginning of period           $    19.15        $    29.29       $    30.00
                                               ----------        ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.07              0.19             0.09
Net realized and unrealized gain (loss)             (4.62)           (10.27)           (0.72)
                                               ----------        ----------       ----------
Total from investment operations                    (4.55)           (10.08)           (0.63)

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               (0.28)            (0.06)           (0.08)
                                               ----------        ----------       ----------

Net asset value, end of period                 $    14.32        $    19.15       $    29.29
                                               ==========        ==========       ==========

TOTAL RETURN (b)                                 (24.08)%          (34.49)%          (2.06)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $    8,589        $    7,660       $    7,322
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets       0.70%             0.70%            0.70% (c)
Ratio of net expenses to average net assets         0.70%             0.70%            0.70% (c)
Ratio of net investment income (loss) to average
   net assets                                       0.50%             0.44%            0.66% (c)
Portfolio turnover rate (d)                           64%               41%              29%


(a)   Inception date.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than one year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                       See Notes to Financial Statements                 Page 75

FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST BICK INDEX FUND

                                                                                 FOR THE PERIOD
                                                                                   APRIL 12,
                                                   FOR THE          FOR THE         2010 (a)
                                                 YEAR ENDED       YEAR ENDED         THROUGH
                                                SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,
                                                    2012             2011             2010
                                               ---------------  ---------------  ---------------

Net asset value, beginning of period           $    22.21        $    31.16       $    30.00
                                               ----------        ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.35              0.72             0.15
Net realized and unrealized gain (loss)              1.80             (8.98)            1.09
                                               ----------        ----------       ----------
Total from investment operations                     2.15             (8.26)            1.24
                                               ----------        ----------       ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               (0.43)            (0.69)           (0.08)
Retun of capital                                    (0.02)               --               --
                                               ----------        ----------       ----------
Total distributions                                 (0.45)            (0.69)           (0.08)
                                               ----------        ----------       ----------

Net asset value, end of period                 $    23.91        $    22.21       $    31.16
                                               ==========        ==========       ==========

TOTAL RETURN (b)                                    9.78%          (27.18)%            4.17%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $   45,438        $   41,089       $   28,043
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets       0.64%             0.64%            0.70% (c)
Ratio of net expenses to average net assets         0.64%             0.64%            0.70% (c)
Ratio of net investment income (loss) to average
   net assets                                       1.46%             1.11%            1.71% (c)
Portfolio turnover rate (d)                           55%               96%              32%


FIRST TRUST NASDAQ CEA SMARTPHONE INDEX FUND

                                                                FOR THE PERIOD
                                                                 FEBRUARY 17,
                                                   FOR THE         2011 (a)
                                                 YEAR ENDED         THROUGH
                                                SEPTEMBER 30,    SEPTEMBER 30,
                                                    2012             2011
                                               ---------------  ---------------

Net asset value, beginning of period           $    22.51        $    30.11
                                               ----------        ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.23              0.20
Net realized and unrealized gain (loss)              0.68             (7.70)
                                               ----------        ----------
Total from investment operations                     0.91             (7.50)
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               (0.31)            (0.10)
                                               ----------        ----------
Net asset value, end of period                 $    23.11        $    22.51
                                               ==========        ==========

TOTAL RETURN (b)                                    4.03%          (24.97)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $   12,712        $   13,505
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets       0.70%             0.70% (c)
Ratio of net expenses to average net assets         0.70%             0.70% (c)
Ratio of net investment income (loss) to average
   net assets                                       0.89%             1.30% (c)
Portfolio turnover rate (d)                           35%               29%

(a)   Inception date.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than one year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 76          See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND

                                                                FOR THE PERIOD
                                                                    MAY 9,
                                                   FOR THE         2011 (a)
                                                 YEAR ENDED         THROUGH
                                                SEPTEMBER 30,    SEPTEMBER 30,
                                                    2012             2011
                                               ---------------  ---------------

Net asset value, beginning of period           $    22.51        $    29.88
                                               ----------        ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.22              0.08
Net realized and unrealized gain (loss)              1.97             (7.40)
                                               ----------        ----------
Total from investment operations                     2.19             (7.32)
                                               ----------        ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               (0.18)            (0.05)
                                               ----------        ----------
Net asset value, end of period                 $    24.52        $    22.51
                                               ==========        ==========

TOTAL RETURN (b)                                    9.77%         (24.55)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $    4,904        $    3,376
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets       0.70%             0.70% (c)
Ratio of net expenses to average net assets         0.70%             0.70% (c)
Ratio of net investment income (loss) to average
   net assets                                       1.04%             0.70% (c)
Portfolio turnover rate (d)                           17%               16%


FIRST TRUST ISE CLOUD COMPUTING INDEX FUND

                                                                FOR THE PERIOD
                                                                   JULY 5,
                                                   FOR THE         2011 (a)
                                                 YEAR ENDED         THROUGH
                                                SEPTEMBER 30,    SEPTEMBER 30,
                                                    2012             2011
                                               ---------------  ---------------

Net asset value, beginning of period           $    15.93       $    20.16
                                               ----------        ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       (0.01)               (0.01)
Net realized and unrealized gain (loss)              3.96            (4.22)
                                               ----------        ----------
Total from investment operations                     3.95            (4.23)
                                               ----------        ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net realized gain                                  (0.01)                --
                                               ----------        ----------
Net asset value, end of period                 $    19.87        $    15.93
                                               ==========        ==========

TOTAL RETURN (b)                                   24.83%         (20.98)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $   76,488        $   51,758
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets       0.60%             0.60% (c)
Ratio of net expenses to average net assets         0.60%             0.60% (c)
Ratio of net investment income (loss) to average
   net assets                                     (0.14)%           (0.31)% (c)
Portfolio turnover rate (d)                           28%               1%


(a)   Inception date.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than one year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                       See Notes to Financial Statements                Page 77

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2012


                                1. ORGANIZATION

First Trust Exchange-Traded Fund II (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on July 6, 2006, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twelve funds:
   First Trust STOXX(R) European Select Dividend Index Fund - (NYSE Arca, Inc.
     ("NYSE Arca") ticker "FDD")
   First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund -
     (NYSE Arca ticker "FFR")
   First Trust Dow Jones Global Select Dividend Index Fund -
     (NYSE Arca ticker "FGD")
   First Trust ISE Global Wind Energy Index Fund -
     (NYSE Arca ticker "FAN")
   First Trust ISE Global Engineering and Construction Index Fund -
     (NYSE Arca ticker "FLM")
   First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund -
     (The NASDAQ(R) Stock Market, LLC.("NASDAQ") ticker "GRID")
   First Trust ISE Global Copper Index Fund - (NASDAQ ticker "CU")
   First Trust ISE Global Platinum Index Fund - (NASDAQ ticker "PLTM")
   First Trust BICK Index Fund - (NASDAQ ticker "BICK")
   First Trust NASDAQ CEA Smartphone Index Fund - (NASDAQ ticker "FONE")
   First Trust NASDAQ Global Auto Index Fund - (NASDAQ ticker "CARZ")
   First Trust ISE Cloud Computing Index Fund - (NASDAQ ticker "SKYY")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Shares of the First Trust STOXX(R) European Select Dividend Index Fund, the First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund, the First Trust Dow Jones Global Select Dividend Index Fund, the First Trust ISE Global Wind Energy Index Fund and the First Trust ISE Global Engineering and Construction Index Fund, are currently listed and traded on the NYSE Arca. Shares of the First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund, the First Trust ISE Global Copper Index Fund, the First Trust ISE Global Platinum Index Fund, the First Trust BICK Index Fund, the First Trust NASDAQ CEA Smartphone Index Fund, the First Trust NASDAQ Global Auto Index Fund and the First Trust ISE Cloud Computing Index Fund are currently listed and traded on NASDAQ. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit". Creation Units are issued and redeemed principally in-kind for securities included in a Fund's relevant index. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:


FUND                                                                      INDEX
First Trust STOXX(R) European Select Dividend Index Fund                  STOXX(R) Europe Select Dividend 30 Index
First Trust FTSE EPRA/NAREIT Developed Markets                            Real Estate Index Fund FTSE EPRA/NAREIT Developed Index
First Trust Dow Jones Global Select Dividend Index Fund                   Dow Jones Global Select Dividend Index(SM)
First Trust ISE Global Wind Energy Index Fund                             ISE Global Wind Energy(TM) Index
First Trust ISE Global Engineering and Construction Index Fund            ISE Global Engineering and Construction(TM) Index
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund  NASDAQ OMX(R) Clean Edge(R) Smart Grid Infrastructure
                                                                             Index(SM)
First Trust ISE Global Copper Index Fund                                  ISE Global Copper(TM) Index
First Trust ISE Global Platinum Index Fund                                ISE Global Platinum(TM) Index
First Trust BICK Index Fund                                               ISE BICK(TM) Index
First Trust NASDAQ CEA Smartphone Index Fund                              NASDAQ OMX CEA Smartphone Index(SM)
First Trust NASDAQ Global Auto Index Fund                                 NASDAQ OMX Global Auto Index(SM)
First Trust ISE Cloud Computing Index Fund                                ISE Cloud Computing(TM) Index


                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

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                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2012

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. All securities and other assets of each Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at time of valuation. Each Fund's securities will be valued as follows:

    Securities listed on any exchange other than the NASDAQ or the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid or asked prices on such day. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities.

    Securities listed on the NASDAQ or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there is no official closing price on the valuation day, the securities are valued at the mean of the most recent bid and ask prices on such day.

    Securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ or the AIM, are valued at the closing bid prices.

    Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

        1) the type of security;
        2) the size of the holding;
        3) the initial cost of the security;
        4) transactions in comparable securities;
        5) price quotes from dealers and/or pricing services;
        6) relationships among various securities;
        7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
        8) an analysis of the issuer's financial statements; and
        9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

        1) the value of similar foreign securities traded on other foreign markets;
        2) ADR trading of similar securities;
        3) closed-end fund trading of similar securities;
        4) foreign currency exchange activity;
        5) the trading prices of financial products that are tied to baskets of foreign securities;
        6) factors relating to the event that precipitated the pricing problem;
        7) whether the event is likely to recur; and
        8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.


In addition, the use of fair value prices and certain current market quotations or official closing prices could result in a difference between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index, which, in turn, could result in a difference between a Fund's performance and the performance of its underlying index.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2012

Because foreign markets may be open on different days than the days during which investors may purchase the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to purchase the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund's ability to track the index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

  o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which ransactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

  o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

     o Quoted prices for similar investments in active markets.

     o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

     o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

     o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

  o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of September 30, 2012, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in "Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments" on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in "Net realized gain (loss) on investments" on the Statements of Operations.

D. SECURITIES LENDING

The Funds may lend securities representing up to 20% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2012

Under the Funds' securities lending agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The dividend and interest earned on the securities loaned are accounted for in the same manner as other dividend and interest income. At September 30, 2012, only GRID had securities in the securities lending program.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Effective January 31, 2012, dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Prior to January 31, 2012, dividends from net investment income were declared and paid semiannually, with the exception of First Trust STOXX(R) European Select Dividend Index Fund and the First Trust Dow Jones Global Select Dividend Index Fund. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the year ended September 30, 2012 was as follows:

                                                                                  Distributions   Distributions   Distributions
                                                                                    paid from       paid from       paid from
                                                                                    Ordinary         Capital        Return of
                                                                                     Income           Gains          Capital
                                                                                 -----------------------------------------------
First Trust STOXX(R) European Select Dividend Index Fund                          $   598,892      $        --    $         --
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund               2,500,307               --              --
First Trust Dow Jones Global Select Dividend Index Fund                             8,490,662               --              --
First Trust ISE Global Wind Energy Index Fund                                         272,180               --              --
First Trust ISE Global Engineering and Construction Index Fund                        606,131               --              --
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund              163,970               --              --
First Trust ISE Global Copper Index Fund                                            2,372,408               --              --
First Trust ISE Global Platinum Index Fund                                            128,480               --              --
First Trust BICK Index Fund                                                           815,765               --          39,236
First Trust NASDAQ CEA Smartphone Index Fund                                          168,741               --              --
First Trust NASDAQ Global Auto Index Fund                                              35,750               --              --
First Trust ISE Cloud Computing Index Fund                                             47,600               --              --

The tax character of distributions paid by each Fund during the year ended September 30, 2011 was as follows:

                                                                                  Distributions   Distributions   Distributions
                                                                                    paid from       paid from       paid from
                                                                                    Ordinary         Capital        Return of
                                                                                     Income           Gains          Capital
                                                                                 -----------------------------------------------
First Trust STOXX(R) European Select Dividend Index Fund                         $    515,103    $          --    $           --
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund               2,181,308               --                --
First Trust Dow Jones Global Select Dividend Index Fund                             4,339,522               --                --
First Trust ISE Global Wind Energy Index Fund                                              --               --           335,225
First Trust ISE Global Engineering and Construction Index Fund                        821,882               --                --
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund              137,760               --                --
First Trust ISE Global Copper Index Fund                                            2,171,136               --                --
First Trust ISE Global Platinum Index Fund                                             48,615               --                --
First Trust BICK Index Fund                                                         1,450,651               --                --
First Trust NASDAQ CEA Smartphone Index Fund                                           59,460               --                --
First Trust NASDAQ Global Auto Index Fund                                               4,740               --                --
First Trust ISE Cloud Computing Index Fund                                                 --               --                --

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2012

As of September 30, 2012, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                                                  Accumulated          Net
                                                                                 Undistributed    Capital and       Unrealized
                                                                                   Ordinary          Other         Appreciation
                                                                                    Income        Gain (Loss)     (Depreciation)
                                                                                ------------------------------------------------


First Trust STOXX(R) European Select Dividend Index Fund                        $      38,174    $ (11,108,856)   $   (1,494,888)
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund               1,610,937       (1,151,987)        9,249,964
First Trust Dow Jones Global Select Dividend Index Fund                             1,213,015       (5,691,909)        3,171,409
First Trust ISE Global Wind Energy Index Fund                                          70,869      (47,770,611)      (26,466,769)
First Trust ISE Global Engineering and Construction Index Fund                         23,443       (3,668,572)       (4,585,129)
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                7,563       (2,921,028)         (639,795)
First Trust ISE Global Copper Index Fund                                              276,479      (19,517,739)      (21,380,786)
First Trust ISE Global Platinum Index Fund                                             10,184       (4,298,948)       (5,334,624)
First Trust BICK Index Fund                                                                --       (5,448,763)       (6,189,055)
First Trust NASDAQ CEA Smartphone Index Fund                                           12,319         (778,776)       (3,196,369)
First Trust NASDAQ Global Auto Index Fund                                              11,102         (132,995)         (864,690)
First Trust ISE Cloud Computing Index Fund                                                 --         (180,102)       (2,290,524)

F. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2009, 2010, 2011 and 2012 remain open to federal and state audit. As of September 30, 2012, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At September 30, 2012, the Fund had pre-enactment and post-enactment net capital losses for federal income tax purposes as shown in the table below. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

                                                Capital Loss  Capital Loss   Capital Loss  Capital Loss
                                                  Available     Available      Available     Available        Post         Total
                                                   through       through        through       through      Effective      Capital
                                                September 30, September 30,  September 30, September 30,      - No          Loss
                                                    2016          2017           2018          2019        Expiration    Available
                                                ------------------------------------------------------------------------------------

First Trust STOXX(R) European Select
   Dividend Index Fund                          $        --   $  5,960,236   $ 4,853,444   $    161,155   $    134,021  $11,108,856
First Trust FTSE EPRA/NAREIT Developed
   Markets Real Estate Index Fund                        --         68,465       744,825          1,838        336,859    1,151,987
First Trust Dow Jones Global Select Dividend
   Index Fund                                       131,352        208,741     1,274,694        323,583      3,753,539    5,691,909
First Trust ISE Global Wind Energy Index Fund       174,186         30,175     8,357,650      9,549,964     29,658,636   47,770,611
First Trust ISE Global Engineering and
   Construction Index Fund                               --          1,914            --        615,538      3,051,120    3,668,572
First Trust NASDAQ(R) Clean Edge(R) Smart
   Grid Infrastructure Index Fund                        --             --       928,889             --      1,992,139    2,921,028
First Trust ISE Global Copper Index Fund                 --             --        74,393             --     19,443,346   19,517,739
First Trust ISE Global Platinum Index Fund               --             --       344,523             --      3,954,425    4,298,948

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2012

                                                Capital Loss  Capital Loss   Capital Loss  Capital Loss
                                                  Available     Available      Available     Available        Post         Total
                                                   through       through        through       through      Effective      Capital
                                                September 30, September 30,  September 30, September 30,      - No          Loss
                                                    2016          2017           2018          2019        Expiration    Available
                                                ------------------------------------------------------------------------------------

First Trust BICK Index Fund                     $        --   $         --   $        --   $         --   $  5,448,763  $  5,448,763
First Trust NASDAQ CEA Smartphone
   Index Fund                                            --             --            --             --        778,776       778,776
First Trust NASDAQ Global Auto Index Fund                --             --            --             --        132,995       132,995
First Trust ISE Cloud Computing Index Fund               --             --            --             --             --            --

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for Federal income tax purposes. For the fiscal year ended September 30, 2012, the following Fund incurred and elected to defer net ordinary and capital losses as follows:

                                                                        Qualified Late Year Losses
                                                                        --------------------------
                                                               Ordinary Losses                 Capital Losses
                                                               ---------------                 --------------
First Trust ISE Cloud Computing Index Fund                      $       73,698                 $      106,404


In order to present paid-in capital and accumulated net realized gain
(loss) on investments on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended September 30, 2012, the adjustments for each Fund were as follows:

                                                                                                 Accumulated
                                                                                Accumulated     Net Realized
                                                                              Net Investment     Gain (Loss)        Paid-in
                                                                               Income (Loss)   on Investments       Capital
                                                                             ------------------------------------------------
First Trust STOXX(R) European Select Dividend Index Fund                       $     4,045   $       78,008     $    (82,053)
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund              166,782         (400,391)         233,609
First Trust Dow Jones Global Select Dividend Index Fund                             95,929         (187,858)          91,929
First Trust ISE Global Wind Energy Index Fund                                       20,499        3,279,054       (3,299,553)
First Trust ISE Global Engineering and Construction Index Fund                       8,034          897,696         (905,730)
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund             2,943          328,435         (331,378)
First Trust ISE Global Copper Index Fund                                           (18,384)       6,940,440       (6,922,056)
First Trust ISE Global Platinum Index Fund                                           3,547          396,201         (399,748)
First Trust BICK Index Fund                                                         (3,927)          38,412          (34,485)
First Trust NASDAQ CEA Smartphone Index Fund                                         1,681          (82,058)          80,377
First Trust NASDAQ Global Auto Index Fund                                           (1,605)           1,605               --
First Trust NASDAQ ISE Cloud Computing Index Fund                                   26,722       (3,531,957)       3,505,235

G. EXPENSES

General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund. Expenses that are directly related to one of the Funds are paid directly by the respective Fund. However, for the First Trust ISE Global Copper Index Fund, the First Trust ISE Global Platinum Index Fund, the First Trust BICK Index Fund, the First Trust NASDAQ CEA Smartphone Index Fund, the First Trust NASDAQ Global Auto Index Fund and the First Trust ISE Cloud Computing Index Fund, expenses other than specified excluded expenses are paid by First Trust Advisors L.P. ("First Trust" or the "Advisor") (See Note 3).

The Advisor has entered into licensing agreements with each of the following "Licensors" for the respective Funds:

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2012

FUND                                                                         LICENSOR
First Trust STOXX(R) European Select Dividend Index Fund                     STOXX Limited
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund        FTSE International Limited
First Trust Dow Jones Global Select Dividend Index Fund                      Dow Jones & Company, Inc.
First Trust ISE Global Wind Energy Index Fund                                International Securities Exchange, LLC
First Trust ISE Global Engineering and Construction Index Fund               International Securities Exchange, LLC
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund     The NASDAQ OMX Group, Inc.
First Trust ISE Global Copper Index Fund                                     International Securities Exchange, LLC
First Trust ISE Global Platinum Index Fund                                   International Securities Exchange, LLC
First Trust BICK Index Fund                                                  International Securities Exchange, LLC
First Trust NASDAQ CEA Smartphone Index Fund                                 The NASDAQ OMX Group, Inc.
First Trust NASDAQ Global Auto Index Fund                                    The NASDAQ OMX Group, Inc.
First Trust ISE Cloud Computing Index Fund                                   International Securities Exchange, LLC

The respective license agreements allow for the use of each Fund's respective index and of certain trademarks and trade names of the respective Licensors. The Funds are sub-licensees to the applicable license agreements. The licensing fees paid by those Funds which are required to pay licensing fees are shown on the Statements of Operations.

H. ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board ("FASB") released Accounting Standards Update ("ASU") No. 2011-03, "Reconsideration of Effective Control for Repurchase Agreements." This ASU amends FASB Accounting Standards Codification ("ASC") Topic 860, "Transfers and Servicing"; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning on or after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Funds' financial statements and the accompanying notes, net assets or results of operations.

In May 2011, FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs," modifying Topic 820, "Fair Value Measurements and Disclosures." At the same time, the International Accounting Standards Board ("IASB") issued International Financial Reporting Standard ("IFRS") 13, "Fair Value Measurement." The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose (i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers,
(ii) for Level 3 fair value measurements, quantitative information about significant unobservable inputs used, (iii) a description of the valuation processes used by the reporting entity, and (iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the updated standards on the Funds' financial statements, if any.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

For the following Funds (such Funds, the "Unitary Fee Funds"), First Trust is paid an annual unitary management fee at the specified rate of such Fund's average daily net assets and is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, and excluding Rule 12b-1 distribution and service fees, if any, brokerage expense, taxes, interest, and extraordinary expenses.

                                                               % of Daily
                                                               Net Assets
                                                              ------------
First Trust ISE Global Copper Index Fund                          0.70%
First Trust ISE Global Platinum Index Fund                        0.70%
First Trust BICK Index Fund                                       0.64%
First Trust NASDAQ CEA Smartphone Index Fund                      0.70%
First Trust NASDAQ Global Auto Index Fund                         0.70%
First Trust ISE Cloud Computing Index Fund                        0.60%

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2012

For the First Trust STOXX(R) European Select Dividend Index Fund, the First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund, the First Trust Dow Jones Global Select Dividend Index Fund, the First Trust ISE Global Wind Energy Index Fund, the First Trust ISE Global Engineering and Construction Index Fund and the First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund (such Funds, the "Expense Cap Funds"), First Trust is paid an annual management fee of 0.40% of such Fund's average daily net assets. For the Expense Cap Funds, the Trust and the Advisor have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement ("Recovery Agreement") in which the Advisor has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each such Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceed the below amount as a percentage of average daily net assets per year (the "Expense Cap") at least through March 31, 2013.

                                                                               Expense Cap
                                                                               -----------
First Trust STOXX(R) European Select Dividend Index Fund                          0.60%
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund             0.60%
First Trust Dow Jones Global Select Dividend Index Fund                           0.60%
First Trust ISE Global Wind Energy Index Fund                                     0.60%
First Trust ISE Global Engineering and Construction Index Fund                    0.70%
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund          0.70%

Expenses reimbursed and fees waived by First Trust under the Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee was waived or expense was reimbursed, but no reimbursement payment will be made by the Fund if it results in the Fund exceeding an expense ratio equal to the Expense Cap in place at the time the expenses were reimbursed or fees were waived by First Trust. These amounts would be included in "Expenses previously waived or reimbursed" on the Statements of Operations.

The advisory fee waivers and expense reimbursements for the year ended September 30, 2012 and the expenses borne by the Advisor subject to recovery from each applicable Fund for the periods indicated were as follows:


                                                                                Expenses Borne by Advisor Subject to Recovery
                                                                           ---------------------------------------------------------
                                                Advisory       Expense      Period Ended  Period Ended   Period Ended
                                                   Fee          Reim-      September 30,  September 30,  September 30,
                                                 Waivers     bursements         2010          2011           2012          Total
                                              --------------------------------------------------------------------------------------
First Trust STOXX(R) European
   Select Dividend Index Fund                   $ 42,442      $70,870       $132,551       $136,052       $113,312        $381,915
First Trust FTSE EPRA/NAREIT
   Developed Markets Real Estate Index Fund      109,938           --        150,784        176,670        109,938         437,392
First Trust Dow Jones Global Select
   Dividend Index Fund                            54,497           --        117,932        115,247         54,497         287,676
First Trust ISE Global Wind Energy
   Index Fund                                     17,370           --        155,579         90,788         17,370         263,737
First Trust ISE Global Engineering
   and Construction Index Fund                     4,508           --         76,726         48,342          4,508         129,576
First Trust NASDAQ(R) Clean Edge(R) Smart
   Grid Infrastructure Index Fund                 12,659           --         68,049         42,493         12,659         123,201

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the servicing agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Trust. As custodian, BNYM is responsible for custody of the Trust's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Trust's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Trust. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Effective January 23, 2012, James A. Bowen resigned from his position as the President and Chief Executive Officer of the Trust. He will continue as a Trustee, the Chairman of the Board of Trustees and a member of the Executive Committee. The Board elected Mark R. Bradley to serve as the President and Chief Executive Officer of the Trust and James M. Dykas to serve as the Treasurer, Chief Financial Officer and Chief Accounting Officer of the Trust.

Effective January 1, 2012, each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer of $125,000 per year and an annual per fund fee of $4,000 for each closed-end fund or other actively managed fund and $1,000 for each index fund in the First Trust Fund Complex. The fixed annual retainer is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Prior to January 1, 2012, each Independent Trustee received an annual retainer of $10,000 per trust for the first 14 trusts of the First Trust Fund Complex and an

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2012

annual retainer of $7,500 per trust for each additional trust in the First Trust Fund Complex. The annual retainer was allocated equally among each of the trusts.

Additionally, the Lead Independent Trustee is paid $15,000 annually, the Chairman of the Audit Committee is paid $10,000 annually, and each of the Chairmen of the Nominating and Governance Committee and the Valuation Committee is paid $5,000 annually to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Prior to January 1, 2012, the annual amounts paid were $10,000, $5,000 and $2,500, respectively. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and each Committee chairman will serve two-year terms before rotating to serve as chairman of another committee or as Lead Independent Trustee. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                  4. PURCHASES AND SALES OF SECURITIES

For the year ended September 30, 2012, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                                                    Purchases                  Sales
                                                                                 ---------------          ---------------
First Trust STOXX(R) European Select Dividend Index Fund                           $  3,413,571             $  3,304,169
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                 6,865,961                6,547,909
First Trust Dow Jones Global Select Dividend Index Fund                              33,424,665               33,408,166
First Trust ISE Global Wind Energy Index Fund                                        15,220,659               15,146,247
First Trust ISE Global Engineering and Construction Index Fund                        6,571,700                6,657,612
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund              6,545,272                6,515,333
First Trust ISE Global Copper Index Fund                                             23,314,493               24,919,283
First Trust ISE Global Platinum Index Fund                                            5,579,475                5,723,100
First Trust BICK Index Fund                                                          25,342,843               25,118,956
First Trust NASDAQ CEA Smartphone Index Fund                                          4,783,134                4,857,536
First Trust NASDAQ Global Auto Index Fund                                               994,412                  746,968
First Trust ISE Cloud Computing Index Fund                                           19,786,061               19,857,808

For the year ended September 30, 2012, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                                    Purchases                  Sales
                                                                                 ---------------          ---------------
First Trust STOXX(R) European Select Dividend Index Fund                           $ 10,098,887             $  2,864,106
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                19,385,499                1,571,698
First Trust Dow Jones Global Select Dividend Index Fund                             100,066,534                4,114,930
First Trust ISE Global Wind Energy Index Fund                                                --                9,281,372
First Trust ISE Global Engineering and Construction Index Fund                        8,067,207               23,651,390
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                     --                7,752,060
First Trust ISE Global Copper Index Fund                                              1,731,976               17,499,774
First Trust ISE Global Platinum Index Fund                                            4,556,370                  874,980
First Trust BICK Index Fund                                                           3,099,193                2,310,149
First Trust NASDAQ CEA Smartphone Index Fund                                            992,973                2,255,212
First Trust NASDAQ Global Auto Index Fund                                             1,101,006                       --
First Trust ISE Cloud Computing Index Fund                                           38,758,902               26,748,042

                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares. In order to purchase Creation Units of a Fund, an investor must deposit (i) a designated portfolio of equity securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the market value of the Deposited Securities, and/or (ii) cash in lieu of all or a portion of the Deposited Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component. Purchasers of Creation Units must pay to BNYM, as transfer agent, a creation fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as each Fund's portfolio is adjusted to conform to changes in the composition of its corresponding index. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2012

plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Parties redeeming Creation Units must pay to BNYM, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease as each Fund's portfolio is adjusted to conform to changes in the composition of its corresponding index. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request a cash redemption in lieu of securities; however, each Fund may, in its discretion, reject any such request.

The standard Creation Transaction Fees and the Redemption Transaction Fees are as follows:

                                                                                   Redemption                Creation
                                                                                   Transaction              Transaction
                                                                                      Fees                     Fees
                                                                                 ---------------           -------------
First Trust STOXX(R) European Select Dividend Index Fund                             $   500                  $   500
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                  4,000                    4,000
First Trust Dow Jones Global Select Dividend Index Fund                                1,000                    1,000
First Trust ISE Global Wind Energy Index Fund                                          1,000                    1,000
First Trust ISE Global Engineering and Construction Index Fund                         1,000                    1,000
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                 500                      500
First Trust ISE Global Copper Index Fund                                                 500                      500
First Trust ISE Global Platinum Index Fund                                               500                      500
First Trust BICK Index Fund                                                            2,500                    2,500
First Trust NASDAQ CEA Smartphone Index Fund                                           1,000                    1,000
First Trust NASDAQ Global Auto Index Fund                                              1,000                    1,000
First Trust ISE Cloud Computing Index Fund                                               500                      500

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, the Funds will not pay 12b-1 fees any time before March 31, 2013.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------


To the Board of Trustees and Shareholders of First Trust Exchange-Traded
Fund II:

We have audited the accompanying statements of assets and liabilities of First Trust STOXX(R) European Select Dividend Index Fund, First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund, First Trust Dow Jones Global Select Dividend Index Fund, First Trust ISE Global Wind Energy Index Fund, First Trust ISE Global Engineering and Construction Index Fund, First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund, First Trust ISE Global Copper Index Fund, First Trust ISE Global Platinum Index Fund, First Trust BICK Index Fund, First Trust NASDAQ CEA Smartphone Index Fund, First Trust NASDAQ Global Auto Index Fund, and First Trust ISE Cloud Computing Index Fund, each a series of the First Trust Exchange-Traded Fund II (the "Fund"), including the portfolios of investments, as of September 30, 2012 and the related statements of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2012 by correspondence with the Fund's custodian and brokers; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds listed above included in the First Trust Exchange-Traded Fund II as of September 30, 2012, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for the each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP


Chicago, Illinois
November 28, 2012

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2012 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Trust's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of each Fund's portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Trust's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                            FEDERAL TAX INFORMATION

For the taxable year ended September 30, 2012, the following percentages of income dividend paid by the Funds qualify for the dividends received deduction available to corporations:

                                                                                        Dividends Received Deduction
                                                                                        ----------------------------
First Trust STOXX(R) European Select Dividend Index Fund                                             0.00%
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                                0.45%
First Trust Dow Jones Global Select Dividend Index Fund                                             13.58%
First Trust ISE Global Wind Energy Index Fund                                                       42.55%
First Trust ISE Global Engineering and Construction Index Fund                                       5.08%
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                            35.26%
First Trust ISE Global Copper Index Fund                                                            27.78%
First Trust ISE Global Platinum Index Fund                                                           0.00%
First Trust BICK Index Fund                                                                          0.00%
First Trust NASDAQ CEA Smartphone Index Fund                                                        25.41%
First Trust NASDAQ Global Auto Index Fund                                                           13.22%
First Trust ISE Cloud Computing Index Fund                                                         100.00%

For the taxable year ended September 30, 2012, the following percentages of income dividend paid by the Funds is hereby designated as qualified dividend income:

                                                                                          Qualified Dividend Income
                                                                                          -------------------------
First Trust STOXX(R) European Select Dividend Index Fund                                           100.00%
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                               30.97%
First Trust Dow Jones Global Select Dividend Index Fund                                            100.00%
First Trust ISE Global Wind Energy Index Fund                                                      100.00%
First Trust ISE Global Engineering and Construction Index Fund                                     100.00%
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                           100.00%
First Trust ISE Global Copper Index Fund                                                           100.00%
First Trust ISE Global Platinum Index Fund                                                         100.00%
First Trust BICK Index Fund                                                                        100.00%
First Trust NASDAQ CEA Smartphone Index Fund                                                       100.00%
First Trust NASDAQ Global Auto Index Fund                                                          100.00%
First Trust ISE Cloud Computing Index Fund                                                         100.00%

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2012 (UNAUDITED)


The following Funds meet the requirements of Section 853 of the Internal Revenue Code and elect to pass through to its shareholders credit for foreign taxes paid. The total amount of income received by the Funds from sources within foreign countries and possessions of the United States and of taxes paid to such countries are as follows:

                                                                               Gross Foreign Income        Foreign Taxes Paid
                                                                               --------------------        ------------------
                                                                               Amount      Per Share        Amount    Per Share
                                                                             ------------------------     ----------------------
First Trust STOXX(R) European Select Dividend Index Fund                       $  771,662    $  1.02        $  73,182   $  0.10
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund           1,780,448       0.87          139,000      0.07
First Trust Dow Jones Global Select Dividend Index Fund                         9,105,646       2.00          874,824      0.19
First Trust ISE Global Wind Energy Index Fund                                     360,339       0.08           47,437      0.01
First Trust ISE Global Engineering and Construction Index Fund                    781,744       0.87          100,994      0.11
First Trust ISE Global Copper Index Fund                                        1,113,320       0.72          116,551      0.08
First Trust ISE Global Platinum Index Fund                                        115,180       0.19            7,667      0.01
First Trust BICK Index Fund                                                     1,033,744       0.54           68,546      0.04
First Trust NASDAQ CEA Smartphone Index Fund                                      197,936       0.36           33,907      0.06
First Trust NASDAQ Global Auto Index Fund                                          76,457       0.38            8,884      0.04

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2012 (UNAUDITED)


Each Fund's respective statement of additional information includes additional information about the Trustees and is available, -without charge, upon request, by calling (800) 988-5891.

                                                                                                   NUMBER OF
                                                                                                 PORTFOLIOS IN
                                     TERM OF OFFICE                                             THE FIRST TRUST      OTHER
    NAME, ADDRESS,                   AND YEAR FIRST                                              FUND COMPLEX   TRUSTEESHIPS OR
   DATE OF BIRTH AND                   ELECTED OR               PRINCIPAL OCCUPATIONS             OVERSEEN BY    DIRECTORSHIPS
POSITION WITH THE TRUST                 APPOINTED                DURING PAST 5 YEARS                TRUSTEE     HELD BY TRUSTEE
                                                                  INDEPENDENT TRUSTEES

Richard E. Erickson, Trustee        o  Indefinite Term    Physician; President, Wheaton Orthopedics;  96        None
c/o First Trust Advisors L.P.                             Co-Owner and Co-Director (January 1996
120 East Liberty Drive,             o  Since Inception    to May 2007), Sports Med Center for
  Suite 400                                               Fitness; Limited Partner, Gundersen Real
Wheaton, IL 60187                                         Estate Limited Partnership; Member,
D.O.B.: 04/51                                             Sportsmed LLC


Thomas R. Kadlec, Trustee           o  Indefinite Term    President (March 2010 to Present), Senior   96        Director of ADM
c/o First Trust Advisors L.P.                             Vice President and Chief Financial Officer            Investor Services,
120 East Liberty Drive,             o  Since Inception    (May 2007 to March 2010), Vice President              Inc. and ADM
  Suite 400                                               and Chief Financial Officer (1990 to May              Investor Services
Wheaton, IL 60187                                         2007), ADM Investor Services, Inc. (Futures           International
D.O.B.: 11/57                                             Commission Merchant)


Robert F. Keith, Trustee            o  Indefinite Term    President (2003 to Present), Hibs           96        None
c/o First Trust Advisors L.P.                             Enterprises (Financial and Management
120 East Liberty Drive,             o  Since Inception    Consulting)
  Suite 400
Wheaton, IL 60187
D.O.B.: 11/56


Niel B. Nielson, Trustee           o   Indefinite Term    President and Chief Executive Officer       96        Director of
c/o First Trust Advisors L.P.                             (June 2012 to Present), Dew Learning                  Covenant
East Liberty Drive,                o   Since Inception    LLC Covenant (Educational Products                    Transport Inc.
   Suite 400                                              and Services); President (June 2002
Wheaton, IL 60187                                         to June 2012), Covenant College
D.O.B.: 03/54


                               INTERESTED TRUSTEE

James A. Bowen(1), Trustee,        o   Indefinite Term    Chief Executive Officer (December 2010      96        None
Chairman of the Board                                     to Present), President (until December
East Liberty Drive,                o   Since Inception    2010), First Trust Advisors L.P. and First
  Suite 400                                               Trust Portfolios L.P.; Chairman of the
Wheaton, IL 60187                                         Board of Directors, BondWave LLC
D.O.B.: 09/55                                             (Software Development Company/
                                                          Investment Advisor) and Stonebridge
                                                          Advisors LLC (Investment Advisor)

------------
(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position as CEO of First Trust Advisors L.P., investment advisor of the Trust.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2012 (UNAUDITED)


                           POSITION AND                 TERM OF OFFICE
 NAME, ADDRESS             OFFICES                      AND LENGTH OF           PRINCIPAL OCCUPATIONS
 AND DATE OF BIRTH         WITH TRUST                   SERVICE                 DURING PAST 5 YEARS

                               OFFICERS WHO ARE NOT TRUSTEES(2)
Mark R. Bradley            President and Chief          o  Indefinite Term      Chief Operating Officer (December 2010 to Present)
120 E. Liberty Drive,      Executive Officer                                    and Chief Financial Officer, First Trust Advisors
   Suite 400                                            o  Since January 2012   L.P. and First Trust Portfolios L.P.; Chief
Wheaton, IL 60187                                                               Financial Officer, BondWave LLC (Software
D.O.B.: 11/57                                                                   Development Company/Investment Advisor) and
                                                                                Stonebridge Advisors LLC (Investment Advisor)

James M. Dykas             Treasurer, Chief Financial   o  Indefinite Term      Controller (January 2011 to Present), Senior Vice
120 E. Liberty Drive,      Officer and Chief                                    President (April 2007 to January 2011), Vice
   Suite 400               Accounting Officer           o  Since January 2012   President (January 2005 to April 2007), First Trust
Wheaton, IL 60187                                                               Advisors L.P. and First Trust Portfolios L.P.
D.O.B.: 01/66

W. Scott Jardine           Secretary                    o  Indefinite Term      General Counsel, First Trust Advisors L.P., First
120 E. Liberty Drive,                                                           Trust Portfolios L.P.; Secretary, BondWave LLC
   Suite 400                                            o  Since Inception      (Software Development Company/Investment
Wheaton, IL 60187                                                               Advisor) and Stonebridge Advisors LLC
D.O.B.: 05/60                                                                   (Investment Advisor)

Daniel J. Lindquist        Vice President               o  Indefinite Term      Senior Vice President (September 2005 to
120 E. Liberty Drive,                                                           Present), Vice President (April 2004 to September
   Suite 400                                            o  Since Inception      2005), First Trust Advisors L.P. and First Trust
Wheaton, IL 60187                                                               Portfolios L.P.
D.O.B.: 02/70

Kristi A. Maher            Assistant Secretary and      o  Indefinite Term      Deputy General Counsel (May 2007 to Present),
120 E. Liberty Drive,      Chief Compliance Officer                             Assistant General Counsel (March 2004 to May
   Suite 400                                            o  Since Inception      2007), First Trust Advisors L.P. and First Trust
Wheaton, IL 60187                                                               Portfolios L.P.
D.O.B.: 12/66

Roger F. Testin            Vice President               o  Indefinite Term      Senior Vice President (November 2003 to Present),
120 E. Liberty Drive,                                                           Vice President (August 2001 to November 2003),
   Suite 400                                            o  Since Inception      First Trust Advisors L.P. and First Trust
Wheaton, IL 60187                                                               Portfolios L.P.
D.O.B.: 06/66

Stan Ueland                Vice President               o  Indefinite Term      Vice President(August 2005 to Present), First
120 E. Liberty Drive,                                                           Trust Advisors L.P. and First Trust Portfolios
   Suite 400                                            o  Since Inception      L.P.; Vice President (May 2004 to August 2005)
Wheaton, IL 60187                                                               BondWave LLC (Software Development
D.O.B.: 11/70                                                                   Company/Investment Advisor)


---------------
(2) The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

--------------------------------------------------------------------------------
RISK CONSIDERATIONS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2012 (UNAUDITED)


RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT
(800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUNDS, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED FUND II.

The following summarizes some of the risks that should be considered for the Funds.

Each Fund's shares will change in value, and you could lose money by investing in a Fund. An investment in a Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. Investors buying or selling Fund shares on an exchange may incur brokerage commissions. In addition, investors who sell Fund shares may receive less than the shares' net asset value. Unlike shares of open-end funds, investors are generally not able to purchase shares directly from a Fund and individual shares are not redeemable. However, specified large blocks of shares called creation units can be purchased from, or redeemed to, the Fund.

Each Fund's shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market develop-ments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

You should anticipate that the value of each Fund's shares will decline, more or less, in correlation with any decline in the value of that Fund's corresponding index.

Each Fund's return may not match the return of its corresponding index for a number of reasons. For example, the Funds incur operating expenses not applicable to their corresponding indexes, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of its corresponding index. In addition, each Fund's portfolio holdings may not exactly replicate the securities included in its corresponding index or the ratios between the securities included in such index.

Each Fund is exposed to additional market risk due to its policy of investing principally in the securities included in its corresponding index. As a result of this policy, securities held by each Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Funds will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from a Fund's corresponding index.

Each Fund relies on a license and related sublicense that permits it to use its corresponding index and associated trade names, trademarks and service marks in connection with the name and investment strategies of the Fund. Such license and related sublicense may be terminated by the index provider and, as a result, a Fund may lose its ability to use such intellectual property. There is also no guarantee that an index provider has all rights to lease intellectual property on behalf of a Fund. Accordingly, in the event the license is terminated or the index provider does not have rights to license such intellectual property, it may have a significant impact on the operation of the affected Fund.

Each Fund will be concentrated in the securities of a given industry if the Fund's corresponding index is concentrated in such individual industry. A concentration makes a Fund more susceptible to any single occurrence affecting the industry and may subject a Fund to greater market risk than less controlled funds.

The Funds are not actively managed. The Funds may be affected by a general decline in certain market segments relating to their corresponding index. The Funds invest in securities included in or representative of its index regardless of their investment merit. The Funds generally will not attempt to take defensive positions in declining markets.

Each Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a result, each Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. Because the Funds may invest a relatively high percentage of their assets in a limited number of issuers, the Funds may be more susceptible to any single economic, political or regulatory occurrence affecting one or more of these and to the issuers, experience increased volatility and be highly concentrated in certain issues.

--------------------------------------------------------------------------------
RISK CONSIDERATIONS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2012 (UNAUDITED)


Each Fund invests in securities of non-U.S. issuers. Investing in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

Because each Fund's NAV is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of a Fund's holdings goes up.

Certain Funds may hold securities of certain non-U.S. companies in the form of depositary receipts. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

Certain Funds may invest in small and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Each Fund may invest in companies that are considered to be PFICs, which are generally certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income. Therefore, such Funds could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is distributed to its shareholders in a timely manner. Such Fund will not be able to pass through to its shareholders any credit or deduction for such taxes.

Certain Funds may lend securities representing up to 20% of the value of their total assets to broker-dealers, banks, and other institutions to generate additional income. Under these Funds' securities lending agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet its obligations to the borrower. When a dividend is paid on a security that is out on loan, the borrower receives the dividend and in turn makes a payment of the same amount to the fund. Dividends, if they constitute "qualified dividends," are taxable at the same rate as long-term capital gains. These payments made by borrowers, however, are not qualified dividends, and are taxable at higher ordinary income rates. As a result, some of the distributions received by shareholders who hold Fund shares in taxable accounts may be subject to taxation at a higher rate than if the Fund had not loaned its portfolio securities.

The First Trust STOXX(R) European Select Dividend Index Fund invests in securities issued by companies operating in Europe. Investments in a single region, even though representing a number of different countries within the region, may be affected by common economic forces and other factors. The Fund is subject to greater risks of adverse events which occur in the European region and may experience greater volatility than a fund that is more broadly diversified geographically. Political or economic disruptions in European countries, even in countries in which the Fund is not invested, may adversely affect security values and thus the Fund's holdings. A significant number of countries in Europe are member states in the European Union, and the member states no longer control their own monetary policies by directing independent interest rates for their currencies. In these member states, the authority to direct monetary policies, including money supply and official interest rates for the Euro, is exercised by the European Central Bank.

Because the First Trust STOXX(R) European Select Dividend Index Fund invests a significant portion of its assets in companies that are domiciled in the United Kingdom, the Fund is particularly sensitive to political, economic and social conditions in that country. The Fund may be affected unfavorably by political developments, social instability, changes in government policies and other political and economic developments in the United Kingdom.

--------------------------------------------------------------------------------
RISK CONSIDERATIONS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2012 (UNAUDITED)


The First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund invests in securities issued by companies operating in Asia and is therefore subject to certain risks associated specifically with Asia. For example, some of the currencies of these countries have experienced devaluations relative to the U.S. dollar, and adjustments have been made periodically in certain of such currencies. Certain countries, such as Indonesia, face serious exchange constraints. Jurisdictional disputes also exist, for example, between South Korea and North Korea. The Tokyo stock market, as measured by the Tokyo Stock Price Index, has been volatile. Declines in the Tokyo stock market have made the country's banks and financial institutions vulnerable because of their large share portfolios. Japanese banks have been left with large numbers of nonperforming loans. The Japanese economy labors under a heavy government budget deficit and historically low interest rates. Furthermore, the natural disasters that have impacted Japan and the ongoing recovery efforts have had a negative effect on Japan's economy, and may continue to do so.

The First Trust BICK Index Fund, the First Trust STOXX(R) European Select Dividend Index Fund and the First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Fund invest in the securities of companies in the financials sector. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; volatile interest rates; government regulation; decreases in the availability of capital; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business.

The First Trust ISE Global Engineering and Construction Index Fund, First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund, First Trust ISE Global Wind Energy Index Fund and First Trust STOXX(R) European Select Dividend Index Fund invest in the securities of companies in the industrials sector. Many companies in this sector convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industries included in this sector are electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of these companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

The First Trust Dow Jones Global Select Dividend Index Fund invests in companies in the telecommunication sector. Telecommunication companies are subject to risks, such as: a market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations that may make various products and services obsolete.

The First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund invests in companies in the real estate industry, including REITs and therefore, the Fund is subject to the risks associated with investing in real estate, which may include, but are not limited to, possible declines in the value of real estate, adverse general and local economic conditions, possible lack of availability of mortgage funds, overbuilding in a REIT's market, changes in interest rates and environmental problems. The Fund may also be impacted by the downturn in the subprime mortgage lending market in the United States. Subprime loans have higher defaults and losses than prime loans. Subprime loans also have higher serious delinquency rates than prime loans. Because the Fund invests in REITs it is subject to certain other risks related to REIT structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self liquidation of one or more holdings, and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility.

The First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund is also subject to interest rate risk. Increases in interest rates typically lower the present value of a REIT's future earnings stream, and may make financing property purchases and improvements more costly. Because the market price of REIT stocks may change based upon investors' collective perceptions of future earnings, the value of the Fund will generally decline when investors anticipate or experience rising interest rates.

The First Trust ISE Global Wind Energy Index Fund invests in wind energy companies. Wind energy companies can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions. This can be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations. Wind energy companies could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations. In addition, the Fund may include companies affected by industry consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. They may also be significantly affected by overall capital spending levels, economic cycles, delays in modernization, labor relations, government regulations and e-commerce initiatives.

--------------------------------------------------------------------------------
RISK CONSIDERATIONS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2012 (UNAUDITED)


The First Trust ISE Global Wind Energy Index Fund invests in the securities of companies in the utilities sector. General problems of issuers in the utilities sector include the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. All of such issuers have been experiencing certain of these problems in varying degrees.

Whether or not the equity securities in the First Trust ISE Global Wind Energy Index Fund are listed on a securities exchange, the principal trading market for certain of the equity securities in the Fund may be in the over-the-counter market. As a result, the existence of a liquid trading market for the equity securities may depend on whether dealers will make a market in the equity securities. There can be no assurance that a market will be made for any of the equity securities, that any market for the equity securities will be maintained or that there will be sufficient liquidity of the equity securities in any markets made. The price at which the equity securities are held in the Fund will be adversely affected if trading markets for the equity securities are limited or absent.

The First Trust ISE Global Engineering and Construction Index Fund invests in the securities of engineering and construction companies. General risks of these companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

The First Trust ISE Global Engineering and Construction Index Fund and First Trust NASDAQ Global Auto Index Fund invest in the stock of companies operating in Japan. Because Japan's economy and equity market share a strong correlation with the U.S. markets, the Japanese economy may be affected by economic problems in the U.S. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan's economy may also be affected by economic, political or social instability in those countries. Despite a strengthening in the economic relationship between Japan and China, the countries' political relationship has at times been strained in recent years. Should political tension increase, it could adversely affect the economy and destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy. Japanese securities may also be subject to lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States. Furthermore, the natural disasters that have impacted Japan and the ongoing recovery efforts have had a negative effect on Japan's economy, and may continue to do so.

The First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund invests in the securities of smart grid companies. Smart grid companies can be negatively affected by high costs of research and development, high capital requirements for implementation, uncertain government regulations and input, limited ability of industrial and utility companies to quickly transform their businesses in order to implement new technologies and uncertainty of the ability of new products to penetrate established industries. Smart grid companies are often reliant upon contracts with government and commercial customers which may expire from time to time. Such companies are also affected by the general business conditions within the industrial, utility, information technology and telecommunications sectors and the overall global economy.

The First Trust ISE Global Copper Index Fund and the First Trust ISE Global Platinum Index Fund invest in the securities of companies in the materials sector. General risks of the materials sector include the general state of the economy, consolidation, domestic and international politics and excess capacity. In addition, basic materials companies may also be significantly affected by volatility of commodity prices, import controls, worldwide competition, liability for environmental damage, depletion of resources and mandated expenditures for safety and pollution control devices.

The First Trust ISE Global Copper Index Fund may be adversely affected by a decrease in the worldwide demand and price of copper. Various factors may lead to a decreased demand and price of copper. As an industrial metal, the demand for and price of copper may be negatively impacted by a decreased level of industrial activity using copper. Other factors include the availability of substitutes such as man-made or synthetic substitutes, disruptions in the supply chain, from mining to storage to smelting or refining, adjustments to inventory, variations in production costs, including storage, labor and energy costs, costs associated with regulatory compliance, including environmental regulations and changes in industrial, government and consumer demand, both in individual consuming nations and internationally.

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RISK CONSIDERATIONS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2012 (UNAUDITED)


The First Trust ISE Global Copper Index Fund may be significantly impacted by the risks associated with the copper mining companies including competitive pressures in the copper mining business and the price of copper. Because more than half of the world's copper production occurs in the United States, Chile, Canada, Russia and Zambia, the Fund's share price may be particularly sensitive to any adverse political or economic developments affecting these countries. The Fund's share price may experience volatility because the price of copper may fluctuate substantially over short periods of time. Moreover, the index tracks companies involved in the copper mining business and not the price of copper. The securities of companies involved in the copper mining business may under- or over-perform the price of copper over the short-term or the long-term.

The First Trust ISE Global Copper Index Fund invests in the securities of companies that are domiciled in Canada. The Fund is particularly sensitive to political, economic and social conditions in that country. Canada is a major producer of metals and energy-related products. The Canadian economy is very dependent on the demand for, and supply and price of, natural resources, and the Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. Any adverse events that affect Canada's major industries may have a negative impact on the overall Canadian economy and the Shares of the Fund.

The First Trust ISE Global Copper Index Fund invests in the securities of companies that are domiciled in the United Kingdom, the Fund is particularly sensitive to political, economic and social conditions in that country. The Fund may be affected unfavorably by political developments, social instability, changes in government policies and other political and economic developments in the United Kingdom.

The First Trust ISE Global Platinum Index Fund may be adversely affected by a decrease in the worldwide demand and price of platinum group metals ("PGMs"). Various factors may lead to a decreased demand and price of PGMs. An increase in the level of hedge activity of PGM-producing companies could cause a decline in world PGM prices. A significant negative change in the attitude of speculators and investors towards PGMs could cause a decline in world PGM prices. A widening of interest rate differentials between the cost of money and the cost of PGMs could also negatively affect the price of PGMs which, in turn, could negatively affect the price of the Shares. In addition, automobile components that use PGMs account for a significant percentage of the global demand for PGMs. Because of the decline in demand and reduction in sales experienced by the global automotive industry, the price of PGMs may be negatively affected. PGM companies are also subject to risks associated with the exploration, development and production of PGMs, including competition for land, difficulties in obtaining required governmental approval to mine land, inability to raise adequate capital, increases in production costs and political unrest in nations where sources of PGMs are located, particularly Russia and South Africa.

The First Trust ISE Global Platinum Index Fund may be significantly impacted by the risks associated with the PGM companies including competitive pressures in the PGM mining business and the price of PGMs. Because a vast majority of the world's PGM production occurs in Russia and South Africa, the Fund's Share price may be particularly sensitive to any adverse political or economic developments affecting these countries. The Fund's Share price may experience volatility because the price of PGMs may fluctuate substantially over short periods of time. Moreover, the Index tracks companies involved in the PGM mining business and not the price of PGMs. The securities of companies involved in the PGM mining business may under- or over-perform the price of PGMs over the short-term or the long-term.

Because a significant percentage of the world's PGM mining takes place in Russia, the First Trust ISE Global Platinum Index Fund is particularly sensitive to political and economic conditions in that country. The Fund may be affected unfavorably by political developments, social instability, changes in government policies and other political and economic developments in Russia.

Because a significant percentage of the world's PGM mining takes place in South Africa, the First Trust ISE Global Platinum Index Fund is particularly sensitive to political and economic conditions in that country. South Africa has historically experienced acts of terrorism and strained international relations related to border disputes, historical animosities, racial tensions and other domestic concerns. These situations may cause uncertainty in the South African market and may adversely affect the performance of the South African economy.

The First Trust BICK Index Fund invests in common stock and depositary receipts of companies that are domiciled in Brazil. If a holder of depositary receipts exchanges its interest in the depositary receipts for the underlying shares, it may risk losing the ability to remit foreign currency abroad and certain Brazilian tax advantages. Brazil has experienced substantial economic instability resulting from, among other things, periods of very high inflation, persistent structural public sector deficits and significant devaluations of its currency leading also to a high degree of price volatility in both the Brazilian equity and foreign currency markets. Brazilian companies may also be adversely affected by high interest and unemployment rates, and are particularly sensitive to fluctuations in commodity prices.

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--------------------------------------------------------------------------------
RISK CONSIDERATIONS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2012 (UNAUDITED)


The First Trust BICK Index Fund invests in depositary receipts of companies that are domiciled in India. Investment restrictions in India may limit the ability to convert equity shares into depositary receipts and vice versa. These restrictions may cause equity shares of the underlying issuer to trade at a premium or discount to the market price of the depositary receipt. Investing in securities of Indian companies involves additional risks, including, but not limited to: greater price volatility; substantially less liquidity and significantly smaller market capitalization of securities markets; more substantial governmental involvement in the economy; higher rates of inflation; and greater political, economic and social uncertainty. Government controls have been reduced on imports and foreign investment, and privatization of domestic output has proceeded slowly. The rapid economic growth of the last few years has put heavy stress on India's infrastructural facilities. Furthermore, although the Indian government is well aware of the need for reform and is pushing ahead in this area, businesses still have to deal with an inefficient and sometimes slow-moving bureaucracy.

The First Trust BICK Index Fund invests in H shares, depositary receipts and U.S.-listed common stock of companies that are domiciled in China, including Hong Kong. Some Chinese companies are listed on both the Hong Kong Stock Exchange with H shares and the Shanghai Stock Exchange with A shares. Price differentials between H shares and A shares of the same company may be significant. Also, price fluctuations of A shares are limited to either 5% or 10% per trading day, while no such limitations exist for H shares. Investing in securities of companies in China involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. Furthermore, China's economy is dependent on the economies of other Asian countries and can be significantly affected by currency fluctuations and increasing competition from Asia's other low-cost emerging economies.

The First Trust BICK Index Fund invests in common stock of companies that are domiciled in South Korea. The South Korean economy is dependent on the economies of Asia and the United States as key trading partners. Reduction in spending by these economies on South Korean products and services or negative changes in any of these economies, mainly in China or Southeast Asia, may cause an adverse impact on the South Korean economy. Furthermore, South Korea's economy is also dependent on the economies of other Asian countries and can be significantly affected by currency fluctuations and increasing competition from Asia's other low cost emerging economies. Also, the political tensions with North Korea could escalate and lead to further uncertainty in the political and economic climate on the Korean peninsula.

The First Trust NASDAQ CEA Smartphone Index Fund invests in securities of companies in the smartphone industry. The smartphone industry is characterized by intense competition and new market entrants, which could negatively impact profit margins and overall revenues of the companies involved in the industry. Smartphone companies are generally subject to the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, the loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards, and frequent new product introductions. Smartphone companies are affected by high and continuing costs of research and development due to quickly evolving technologies. Smartphone companies are often reliant upon the relationships with third-parties, which can be unpredictable. Additionally, the smartphone industry is in the early stages of development and can be extremely volatile.

The First Trust NASDAQ Global Auto Index Fund invests in consumer discretionary companies, which manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace. Furthermore, the automotive industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. The industry can be significantly affected by labor relations and fluctuating component prices. While most of the major automotive manufacturers are large, financially strong companies, certain others may be nondiversified in both product line and customer base and may be more vulnerable to certain events that may negatively impact the automotive industry.

--------------------------------------------------------------------------------
RISK CONSIDERATIONS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2012 (UNAUDITED)


The First Trust ISE Cloud Computing Index Fund invests in securities of companies engaged in the cloud computing industry, including companies that provide remote computation, software, data access and storage services. The risks related to investing in such companies include disruption in service caused by hardware or software failure, interruptions or delays in service by third-party data center hosting facilities and maintenance providers, security breaches involving certain private, sensitive, proprietary and confidential information managed and transmitted by cloud computing companies, and privacy concerns and laws, evolving Internet regulation and other foreign or domestic regulations that may limit or otherwise affect the operations of such companies. Also, the business models employed by the companies in the cloud computing industry may not prove to be successful.

The First Trust ISE Cloud Computing Index Fund and First Trust NASDAQ CEA Smartphone Index Fund invest in the securities of technology companies. Technology companies are generally subject to the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, particularly those involved with the Internet, have experienced extreme price and volume fluctuations that often have been unrelated to their operating performance. Furthermore, the First Trust ISE Cloud Computing Index Fund invests in the securities of Internet companies. Internet companies are subject to rapid changes in technology, worldwide competition, rapid obsolescence of products and services, loss of patent protections, cyclical market patterns, evolving industry standards, frequent new product introductions and the considerable risk of owning small capitalization companies that have recently begun operations.


              NOT FDIC INSURED NOT BANK GUARANTEED MAY LOSE VALUE

--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2012


PRIVACY POLICY

The open-end and closed-end funds advised by First Trust Advisors L.P. (each a "Fund") value our relationship with you and consider your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

          o Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

          o Information about your transactions with us, our affiliates or others;

          o Information we receive from your inquiries by mail, e-mail or telephone; and

          o Information we collect on our website through the use of "cookies". For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information with affiliates of the Fund.

PRIVACY ONLINE

We allow third-party companies, including AddThis, to collect certain anonymous information when you visit our website. These companies may use non-personally identifiable information during your visits to this and other websites in order to provide advertisements about goods and services likely to be of greater interest to you. These companies typically use a cookie, third party web beacon or pixel tags, to collect this information. To learn more about this behavioral advertising practice, you can visit www.networkadvertising.org.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, we restrict access to your nonpublic personal information to those individuals who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at 1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust Advisors).

FIRST TRUST


First Trust Exchange-Traded Fund II



INVESTMENT ADVISOR

First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187



ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT

The Bank of New York Mellon
101 Barclay Street
New York, NY 10286



INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606



LEGAL COUNSEL

Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

                               [BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant, during the period covered by this report, has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

(e)   Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board of Trustees has determined that Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            (a) Audit Fees (Registrant) -- The aggregate fees for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $273,000 for the fiscal year ended September 30, 2011 and $264,000 for the fiscal year ended September 30, 2012.

      (b) Audit-Related Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended September 30, 2011 and $0 for the fiscal year ended September 30, 2012.

         Audit-Related Fees (Investment Adviser and Distributor) -- The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended September 30, 2011 and $0 for the fiscal year ended September 30, 2012.

      (c) Tax Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant were $40,291.07 for the fiscal year ended September 30, 2011 and $40,500 for the fiscal year ended September 30, 2012. These fees were for tax return review and multistate tax compliance.

         Tax Fees (Investment Adviser and Distributor) -- The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant's adviser and distributor were $0 for the fiscal year ended September 30, 2011 and $0 for the fiscal year ended September 30, 2012.

      (d) All Other Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended September 30, 2011 and $0 for the fiscal year ended September 30, 2012.

         All Other Fees (Investment Adviser and Distributor) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant's investment adviser and distributor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended September 30, 2011 and $0 for the fiscal year ended September 30, 2012.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

      Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the "Committee") is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

      The Committee is also responsible for the pre-approval of the independent auditor's engagements for non-audit services with the registrant's adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the registrant's adviser (other than any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor's independence.

      (e)(2) The percentage of services described in each of paragraphs (b) through (d) for the registrant and the registrant's investment adviser and distributor of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(C) or paragraph(C)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

           Registrant:                Adviser and Distributor:
           -----------                ------------------------

             (b) 0%                            (b) 0%

             (c) 0%                            (c) 0%

             (d) 0%                            (d) 0%

      (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

      (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal year ended September 30, 2011 were $40,291.07 for the registrant, $3,720 for the registrant's investment adviser and $35,433 for the registrant's distributor, and for the fiscal year ended September 30, 2012 were $40,500 for the registrant, $6,600 for the registrant's investment adviser and $92,315 for the registrant's distributor.

      (h) The registrant's audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEMS 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee of the registrant is comprised of: Richard E. Erickson, Thomas R. Kadlec, Robert F. Keith and Niel B. Nielson.


ITEM 6. INVESTMENTS.

(a) The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)     Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407 (c) (2) (iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22 (b) (15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15
        (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
        Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)  Not Applicable

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)    First Trust Exchange-Traded Fund II
             -------------------------------------------

By (Signature and Title)*    /s/ Mark R. Bradley
                            ----------------------------------------------------
                            Mark R. Bradley, President and
                            Chief Executive Officer
                            (principal executive officer)


Date:  November 19, 2012
      ---------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Mark R. Bradley
                            ----------------------------------------------------
                            Mark R. Bradley, President and
                            Chief Executive Officer
                            (principal executive officer)

Date:  November 19, 2012
      ---------------------

By (Signature and Title)*       /s/ James M. Dykas
                                ------------------------------------------------
                                James M. Dykas, Treasurer,
                                Chief Financial Officer
                                and Chief Accounting Officer
                                (principal financial officer)

Date:  November 19, 2012
      ---------------------

* Print the name and title of each signing officer under his or her signature.